Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 12, 2013	Jun. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	INDEPENDENT BANK CORP /MI/
Entity Central Index Key	0000039311
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 20,699,847
Entity Common Stock, Shares Outstanding		9,424,996
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2012

CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and due from banks	$ 55,487	$ 62,777
Interest bearing deposits	124,295	278,331
Cash and Cash Equivalents	179,782	341,108
Trading securities	110	77
Securities available for sale	208,413	157,444
Federal Home Loan Bank and Federal Reserve Bank stock, at cost	20,838	20,828
Loans held for sale, carried at fair value	47,487	44,801
Loans held for sale, carried at lower of cost or fair value	3,292	0
Loans
Commercial	617,258	651,155
Mortgage	527,340	590,876
Installment	189,849	219,559
Payment plan receivables	84,692	115,018
Total Loans	1,419,139	1,576,608
Allowance for loan losses	(44,275)	(58,884)
Net Loans	1,374,864	1,517,724
Other real estate and repossessed assets	26,133	34,042
Property and equipment, net	47,016	62,548
Bank-owned life insurance	50,890	49,271
Other intangibles	3,975	7,609
Capitalized mortgage loan servicing rights	11,013	11,229
Prepaid FDIC deposit insurance assessment	9,448	12,609
Vehicle service contract counterparty receivables, net	18,449	29,298
Accrued income and other assets	22,157	18,818
Total Assets	2,023,867	2,307,406
Deposits
Non-interest bearing	488,126	497,718
Savings and interest-bearing checking	871,238	1,019,603
Reciprocal	33,242	28,508
Retail time	372,340	526,525
Brokered time	14,591	13,771
Total Deposits	1,779,537	2,086,125
Other borrowings	17,625	33,387
Subordinated debentures	50,175	50,175
Vehicle service contract counterparty payables	7,725	6,633
Accrued expenses and other liabilities	33,830	28,459
Total Liabilities	1,888,892	2,204,779
Commitments and contingent liabilities
Shareholders' Equity
Convertible preferred stock, no par value, 200,000 shares authorized; 74,426 shares issued and outstanding at December 31, 2012 and 2011; liquidation preference: $85,150 at December 31, 2012 and $81,023 at December 31, 2011	84,204	79,857
Common stock, no par value, 500,000,000 shares authorized; issued and outstanding: 9,093,732 shares at December 31, 2012 and 8,491,526 shares at December 31, 2011	251,237	248,950
Accumulated deficit	(192,408)	(214,259)
Accumulated other comprehensive loss	(8,058)	(11,921)
Total Shareholders' Equity	134,975	102,627
Total Liabilities and Shareholders' Equity	$ 2,023,867	$ 2,307,406

CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Shareholders' Equity
Convertible preferred stock, par value (in dollars per share)	$ 0	$ 0
Convertible preferred stock, shares authorized (in shares)	200,000	200,000
Convertible preferred stock, shares issued (in shares)	74,426	74,426
Convertible preferred stock, shares outstanding (in shares)	74,426	74,426
Convertible preferred stock, liquidation preference	$ 85,150	$ 81,023
Common stock, par value (in dollars per share)	$ 0	$ 0
Common stock, shares authorized (in shares)	500,000,000	500,000,000
Common stock, shares issued (in shares)	9,093,732	8,491,526
Common stock, shares outstanding (in shares)	9,093,732	8,491,526

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
INTEREST INCOME
Interest and fees on loans	$ 93,780		$ 110,574		$ 142,282
Interest on securities
Taxable	2,934		1,422		3,052
Tax-exempt	1,044		1,219		1,932
Other investments	1,640		1,547		1,585
Total Interest Income	99,398		114,762		148,851
INTEREST EXPENSE
Deposits	8,913		15,257		28,164
Other borrowings	4,230		4,936		9,034
Total Interest Expense	13,143		20,193		37,198
Net Interest Income	86,255		94,569		111,653
Provision for loan losses	6,887		27,946		46,765
Net Interest Income After Provision for Loan Losses	79,368		66,623		64,888
NON-INTEREST INCOME
Service charges on deposit accounts	17,887		18,306		21,511
Interchange income	9,188		9,091		8,257
Net gains (losses) on assets
Mortgage loans	17,323		9,262		12,330
Securities	1,226		249		1,639
Other than temporary impairment loss on securities
Total impairment loss	(339)		(760)		(462)
Loss recognized in other comprehensive loss	0		0		0
Net impairment loss recognized in earnings	(339)		(760)		(462)
Mortgage loan servicing	166		(2,011)		(523)
Title insurance fees	1,963		1,465		2,037
(Increase) decrease in fair value of U.S. Treasury warrant	(285)		1,137		393
Gain on extinguishment of debt	0		0		18,066
Net gain on branch sale	5,402		0		0
Other	11,034		10,174		8,565
Total Non-interest Income	63,565		46,913		71,813
NON-INTEREST EXPENSE
Compensation and employee benefits	53,983		50,484		51,711
Occupancy, net	10,104		11,183		11,016
Loan and collection	9,965		12,414		15,323
Data processing	8,009		8,208		8,303
Furniture, fixtures and equipment	5,043		5,535		6,540
Legal and professional	4,175		3,941		4,100
FDIC deposit insurance	3,306		3,507		6,805
Communications	3,269		3,552		4,138
Net losses on other real estate and repossessed assets	2,854		5,824		9,722
Advertising	2,494		2,503		2,712
Credit card and bank service fees	2,091		3,656		5,790
Interchange expense	1,799		1,543		1,251
Vehicle service contract counterparty contingencies	1,629		11,048		18,633
Provision for loss reimbursement on sold loans	1,112		1,993		215
Write-down of property and equipment held for sale	860		0		0
Recoveries related to unfunded lending commitments	(688)		(36)		(536)
Other	6,730		8,593		9,277
Total Non-interest Expense	116,735		133,948		155,000
Income (Loss) Before Income Tax	26,198		(20,412)		(18,299)
Income tax benefit	0		(212)		(1,590)
Net Income (Loss)	26,198		(20,200)		(16,709)
Preferred stock dividends and discount accretion	4,347		4,157		4,095
Net Income (Loss) Applicable to Common Stock	$ 21,851		$ (24,357)		$ (20,804)
Net income (loss) per common share
Basic (in dollars per share)	$ 2.51	[1]	$ (2.94)	[1]	$ (4.09)	[1]
Diluted (in dollars per share)	$ 0.8		$ (2.94)		$ (4.09)
Cash dividends declared per common share (in dollars per share)	$ 0		$ 0		$ 0

[1]	Basic net income (loss) per common share includes weighted average common shares outstanding during the period and participating share awards.

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) [Abstract]
Net income (loss)	$ 26,198	$ (20,200)	$ (16,709)
Available for sale securities
Unrealized gain (loss) arising during period	2,757	(287)	949
Change in unrealized losses for which a portion of other than temporary impairment has been recognized in earnings	1,160	600	2,700
Reclassification adjustment for other than temporary impairment included in earnings	339	760	462
Reclassification adjustments for (gains) included in earnings	(1,193)	(204)	(1,661)
Unrealized gains recognized in other comprehensive income on available for sale securities	3,063	869	2,450
Income tax expense	0	304	858
Unrealized gains recognized in other comprehensive income on available for sale securities, net of tax	3,063	565	1,592
Derivative instruments
Unrealized loss arising during period	(127)	(482)	(1,345)
Reclassification adjustment for expense recognized in earnings	491	799	1,659
Reclassification adjustment for accretion on settled derivatives	436	659	1,173
Unrealized gains recognized in other comprehensive income on derivative instruments	800	976	1,487
Income tax expense	0	342	520
Unrealized gains recognized in other comprehensive income on derivative instruments, net of tax	800	634	967
Other comprehensive income	3,863	1,199	2,559
Comprehensive income (loss)	$ 30,061	$ (19,001)	$ (14,150)

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, unless otherwise specified	Preferred Stock [Member]	Common Stock [Member]	Capital Surplus [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Loss [Member]	Total
Balances at Dec. 31, 2009	$ 69,157	$ 2,386	$ 223,095	$ (169,098)	$ (15,679)	$ 109,861
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	0	0	0	(16,709)	0	(16,709)
Reclassification upon removal of par value on common stock	0	223,095	(223,095)	0	0	0
Dividends on Preferred	2,658	0	0	(3,734)	0	(1,076)
Retirement of Series A preferred stock	(69,364)	0	0	0	0	(69,364)
Retirement of common stock warrants	0	(3,579)	0	0	0	(3,579)
Issuance of Series B preferred stock	72,888	0	0	0	0	72,888
Issuance of common stock	0	23,963	0	0	0	23,963
Share based compensation	0	542	0	0	0	542
Accretion of preferred stock discount	361	0	0	(361)	0	0
Other comprehensive income	0	0	0	0	2,559	2,559
Balances at Dec. 31, 2010	75,700	246,407	0	(189,902)	(13,120)	119,085
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	0	0	0	(20,200)	0	(20,200)
Dividends on Preferred	3,939	0	0	(3,939)	0	0
Retirement of common stock warrants						0
Issuance of common stock	0	1,335	0	0	0	1,335
Share based compensation	0	1,208	0	0	0	1,208
Accretion of preferred stock discount	218	0	0	(218)	0	0
Other comprehensive income	0	0	0	0	1,199	1,199
Balances at Dec. 31, 2011	79,857	248,950	0	(214,259)	(11,921)	102,627
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	0	0	0	26,198	0	26,198
Dividends on Preferred	4,128	0	0	(4,128)	0	0
Retirement of common stock warrants						0
Issuance of common stock	0	1,418	0	0	0	1,418
Share based compensation	0	869	0	0	0	869
Accretion of preferred stock discount	219	0	0	(219)	0	0
Other comprehensive income	0	0	0	0	3,863	3,863
Balances at Dec. 31, 2012	$ 84,204	$ 251,237	$ 0	$ (192,408)	$ (8,058)	$ 134,975

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash dividends
Preferred stock stated dividend rate (in hundredths)	5.00%	5.00%	5.00%
Issuance of shares of common stock (in shares)	454,842	432,797	5,454,669
Share based compensation, common stock (in shares)	147,364	198,246

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF CASH FLOWS [Abstract]
Net income (loss)	$ 26,198	$ (20,200)	$ (16,709)
ADJUSTMENTS TO RECONCILE NET INCOME (LOSS) TO NET CASH FROM (USED IN) OPERATING ACTIVITIES
Proceeds from sales of loans held for sale	527,371	391,253	493,272
Disbursements for loans held for sale	(512,734)	(376,694)	(496,806)
Provision for loan losses	6,887	27,946	46,765
Deferred federal income tax expense (benefit)	0	201	(1,533)
Deferred loan fees	(392)	(449)	420
Depreciation, amortization of intangible assets and premiums and accretion of discounts on securities and loans	(4,718)	(11,301)	(27,720)
Write-down of property and equipment held for sale	860	0	0
Net gains on mortgage loans	(17,323)	(9,262)	(12,330)
Net gains on securities	(1,226)	(249)	(1,639)
Securities impairment recognized in earnings	339	760	462
Net losses on other real estate and repossessed assets	2,854	5,824	9,722
Vehicle service contract counterparty contingencies	1,629	11,048	18,633
Share based compensation	869	1,208	542
Net (gain) loss on sale of property and equipment	(148)	(2)	162
Net gain on branch sale	(5,402)	0	0
Gain on extinguishment of debt	0	0	(18,066)
(Increase) decrease in accrued income and other assets	(2,277)	16,874	397
Increase (decrease) in accrued expenses and other liabilities	6,606	(1,551)	1,928
Total Adjustments	3,195	55,606	14,209
Net Cash From (Used in) Operating Activities	29,393	35,406	(2,500)
CASH FLOW USED IN INVESTING ACTIVITIES
Proceeds from the sale of securities available for sale	37,176	70,322	96,648
Proceeds from the maturity of securities available for sale	83,190	3,983	44,170
Principal payments received on securities available for sale	23,765	9,282	14,137
Purchases of securities available for sale	(192,726)	(173,186)	(55,150)
Redemption of Federal Home Loan Bank Stock	0	2,397	2,247
Redemption of Federal Reserve Bank Stock	334	405	1,977
Net decrease in portfolio loans (loans originated, net of principal payments)	90,952	196,558	347,574
Net cash paid for branch sale	(339,995)	0	0
Proceeds from the collection of vehicle service contract counterparty receivables	7,413	1,613	15,863
Proceeds from the sale of other real estate and repossessed assets	19,331	18,638	20,455
Proceeds from the sale of property and equipment	1,958	224	166
Capital expenditures	(5,293)	(2,779)	(4,757)
Net Cash From (Used in) Investing Activities	(273,895)	127,457	483,330
CASH FLOW FROM (USED IN) FINANCING ACTIVITIES
Net increase (decrease) in total deposits	96,428	(165,713)	(313,930)
Net decrease in other borrowings	0	(7)	(36,791)
Proceeds from Federal Home Loan Bank advances	12,000	31,000	33,000
Payments of Federal Home Loan Bank advances	(27,762)	(68,638)	(56,359)
Net increase (decrease) in vehicle service contract counterparty payables	1,092	(5,106)	(9,570)
Proceeds from issuance of common stock	1,418	1,335	463
Extinguishment of debt, net	0	0	(1,005)
Net Cash From (Used in) Financing Activities	83,176	(207,129)	(384,192)
Net Increase (Decrease) in Cash and Cash Equivalents	(161,326)	(44,266)	96,638
Cash and Cash Equivalents at Beginning of Year	341,108	385,374	288,736
Cash and Cash Equivalents at End of Year	179,782	341,108	385,374
Cash paid during the year for
Interest	11,052	18,729	38,095
Income taxes	292	59	513
Transfers to other real estate and repossessed assets	14,276	19,091	38,056
Transfer of payment plan receivables to vehicle service contract counterparty receivables	1,469	8,874	77,457
Transfers to loans held for sale	47,954	0	0
Transfers to property and equipment held for sale	13,033	0	0
Transfers to deposits held for sale	403,089	0	0
Issuance of common stock in exchange for subordinated debentures	0	0	23,502
Subordinated debentures exchanged for common stock	0	0	42,713
Retirement of Series A Preferred Stock	0	0	69,364
Retirement of common stock warrants	0	0	3,579
Issuance of Series B Preferred Stock	0	0	72,888
Issuance of common stock warrants	$ 0	$ 0	$ 1,704

ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
ACCOUNTING POLICIES [Abstract]
ACCOUNTING POLICIES
NOTE 1 — ACCOUNTING POLICIES

The accounting and reporting policies and practices of Independent Bank Corporation and subsidiaries conform to accounting principles generally accepted in the United States of America and prevailing practices within the banking industry. Our critical accounting policies include the assessment for other than temporary impairment ("OTTI") on investment securities, the determination of the allowance for loan losses, the determination of vehicle service contract counterparty contingencies, the valuation of originated mortgage loan servicing rights and the valuation of deferred tax assets. We are required to make material estimates and assumptions that are particularly susceptible to changes in the near term as we prepare the consolidated financial statements and report amounts for each of these items. Actual results may vary from these estimates.

Our Bank subsidiary transacts business in the single industry of commercial banking. Our Bank's activities cover traditional phases of commercial banking, including checking and savings accounts, commercial lending, direct and indirect consumer financing and mortgage lending. Our principal markets are the rural and suburban communities across Lower Michigan that are served by our Bank's branches and loan production offices. We also purchase payment plans from companies (which we refer to as "counterparties") that provide vehicle service contracts and similar products to consumers, through our wholly owned subsidiary, Mepco Finance Corporation ("Mepco"). At December 31, 2012, 76.1% of our Bank's loan portfolio was secured by real estate.

PRINCIPLES OF CONSOLIDATION — The consolidated financial statements include the accounts of Independent Bank Corporation and its subsidiaries. The income, expenses, assets and liabilities of the subsidiaries are included in the respective accounts of the consolidated financial statements, after elimination of all material intercompany accounts and transactions.

STATEMENTS OF CASH FLOWS — For purposes of reporting cash flows, cash and cash equivalents include cash on hand, amounts due from banks, interest bearing deposits and federal funds sold. Generally, federal funds are sold for one-day periods. We report net cash flows for customer loan and deposit transactions, for short-term borrowings and for vehicle service contract counterparty payables.

INTEREST BEARING DEPOSITS – Interest bearing deposits consist of overnight deposits with the Federal Reserve Bank ("FRB").

LOANS HELD FOR SALE — Loans held for sale are primarily carried at fair value at December 31, 2012 and 2011. Fair value adjustments as well as realized gains and losses, are recorded in current earnings. Certain loans held for sale at December 31, 2012 relating to our branch sale [see note #27] are carried at the lower of cost or market.

MORTGAGE LOAN SERVICING RIGHTS— We recognize as separate assets the rights to service mortgage loans for others. The fair value of originated mortgage loan servicing rights has been determined based upon fair value indications for similar servicing. The mortgage loan servicing rights are amortized in proportion to and over the period of estimated net loan servicing income. We assess mortgage loan servicing rights for impairment based on the fair value of those rights. For purposes of measuring impairment, the characteristics used include interest rate, term and type. Amortization of and changes in the impairment reserve on originated mortgage loan servicing rights are included in mortgage loan servicing in the Consolidated Statements of Operations. The fair values of mortgage loan servicing rights are subject to significant fluctuations as a result of changes in estimated and actual prepayment speeds and default rates and losses. Mortgage loan servicing income is recorded for fees earned for servicing loans previously sold. The fees are generally based on a contractual percentage of the outstanding principal and are recorded as income when earned. Mortgage loan servicing fees, excluding amortization of and changes in the impairment reserve on originated mortgage loan servicing rights, totaled $4.4 million, $4.4 million and $4.2 million for the years ended December 31, 2012, 2011 and 2010, respectively. Late fees and ancillary fees related to loan servicing are not material.

TRANSFERS OF FINANCIAL ASSETS — Transfers of financial assets are accounted for as sales, when control over the assets has been relinquished. Control over transferred assets is deemed to be surrendered when the assets have been isolated from us, the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and we do not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

SECURITIES — We classify our securities as trading, held to maturity or available for sale. Trading securities are bought and held principally for the purpose of selling them in the near term and are reported at fair value with realized and unrealized gains and losses included in earnings. Securities held to maturity represent those securities for which we have the positive intent and ability to hold until maturity and are reported at cost, adjusted for amortization of premiums and accretion of discounts computed on the level-yield method. We did not have any securities held to maturity at December 31, 2012 and 2011. Securities available for sale represent those securities not classified as trading or held to maturity and are reported at fair value with unrealized gains and losses, net of applicable income taxes reported in other comprehensive income (loss).

We evaluate securities for OTTI at least on a quarterly basis and more frequently when economic or market conditions warrant such an evaluation. In performing this evaluation management considers (1) the length of time and extent that fair value has been less than cost, (2) the financial condition and near term prospects of the issuer, (3) the impact of changes in market interest rates on the market value of the security and (4) an assessment of whether we intend to sell, or it is more likely than not that we will be required to sell a security in an unrealized loss position before recovery of its amortized cost basis. For securities that do not meet the aforementioned recovery criteria, the amount of impairment recognized in earnings is limited to the amount related to credit losses, while impairment related to other factors is recognized in other comprehensive income or loss. The credit loss is defined as the difference between the present value of the cash flows expected to be collected and the amortized cost basis.

Gains and losses realized on the sale of securities available for sale are determined using the specific identification method and are recognized on a trade-date basis. Premiums and discounts are recognized in interest income computed on the level-yield method.

LOAN REVENUE RECOGNITION — Interest on loans is accrued based on the principal amounts outstanding. In general the accrual of interest income is discontinued when a loan becomes 90 days past due for commercial loans and installment loans and when a loan misses four consecutive payments for mortgage loans and the borrower's capacity to repay the loan and collateral values appear insufficient for each loan class. However, loans may be placed on non-accrual status regardless of whether or not such loans are considered past due if, in management's opinion, the borrower is unable to meet payment obligations as they become due or as required by regulatory provisions. All interest accrued but not received for all loans placed on non-accrual is reversed from interest income. Payments on such loans are generally applied to the principal balance until qualifying to be returned to accrual status. A non-accrual loan may be restored to accrual status when interest and principal payments are current and the loan appears otherwise collectible. Delinquency status for all classes in the commercial and installment loan segments is based on the actual number of days past due as required by the contractual terms of the loan agreement while delinquency status for mortgage loan segment classes is based on the number of payments past due.

Certain loan fees and direct loan origination costs are deferred and recognized as an adjustment of yield generally over the contractual life of the related loan. Fees received in connection with loan commitments are deferred until the loan is advanced and are then recognized generally over the contractual life of the loan as an adjustment of yield. Fees on commitments that expire unused are recognized at expiration. Fees received for letters of credit are recognized as revenue over the life of the commitment.

PAYMENT PLAN RECEIVABLE REVENUE RECOGNITION — Payment plan receivables are acquired by our Mepco segment at a discount and reported net of this discount in the Consolidated Statements of Financial Condition. This discount is accreted into interest and fees on loans over the life of the receivable computed on a level-yield method. All classes of payment plan receivables that have been canceled and are 90 days or more past due as required by the contractual terms of the payment plan are classified as non-accrual.

ALLOWANCE FOR LOAN LOSSES — Portfolios are disaggregated into segments for purposes of determining the allowance for loan losses ("AFLL") which include commercial, mortgage and installment loans and payment plan receivables. These segments are further disaggregated into classes for purposes of monitoring and assessing credit quality based on certain risk characteristics. Classes within the commercial loan segment include (i) income producing – real estate, (ii) land, land development and construction – real estate and (iii) commercial and industrial. Classes within the mortgage loan segment include (i) 1-4 family, (ii) resort lending, (iii) home equity line of credit – 1st lien and (iv) home equity line of credit 2nd lien. Classes within the installment loan segment include (i) home equity installment – 1st lien, (ii) home equity installment – 2nd lien, (iii) loans not secured by real estate and (iv) other. Classes within the payment plan receivables segment include (i) full refund, (ii) partial refund and (iii) other. Commercial loans are subject to adverse market conditions which may impact the borrower's ability to make repayment on the loan or could cause a decline in the value of the collateral that secures the loan. Mortgage and installment loans and payment plan receivables are subject to adverse employment conditions in the local economy which could increase default rates. In addition, mortgage loans and real estate based installment loans are subject to adverse market conditions which could cause a decline in the value of collateral that secures the loan. For an analysis of the AFLL by portfolio segment and credit quality information by class, see Note #4.

Some loans will not be repaid in full. Therefore, an AFLL is maintained at a level which represents our best estimate of losses incurred. In determining the allowance and the related provision for loan losses, we consider four principal elements: (i) specific allocations based upon probable losses identified during the review of the loan portfolio, (ii) allocations established for other adversely rated commercial loans, (iii) allocations based principally on historical loan loss experience, and (iv) additional allocations based on subjective factors, including local and general economic business factors and trends, portfolio concentrations and changes in the size and/or the general terms of the loan portfolios.

The first AFLL element (specific allocations) reflects our estimate of probable incurred losses based upon our systematic review of specific loans. These estimates are based upon a number of objective factors, such as payment history, financial condition of the borrower, discounted collateral exposure and discounted cash flow analysis. Impaired commercial, mortgage and installment loans are allocated allowance amounts using this first element. The second AFLL element (other adversely rated commercial loans) reflects the application of our loan rating system. This rating system is similar to those employed by state and federal banking regulators. Commercial loans that are rated below a certain predetermined classification are assigned a loss allocation factor for each loan classification category that is based upon a historical analysis of both the probability of default and the expected loss rate ("loss given default"). The lower the rating assigned to a loan or category, the greater the allocation percentage that is applied. The third AFLL element (historical loss allocations) is determined by assigning allocations to higher rated ("non-watch credit") commercial loans using a probability of default and loss given default similar to the second AFLL element and to homogenous mortgage and installment loan groups based upon borrower credit score and portfolio segment. For homogenous mortgage and installment loans a probability of default for each homogenous pool is calculated by way of credit score migration. Historical loss data for each homogenous pool coupled with the associated probability of default is utilized to calculate an expected loss allocation rate. The fourth AFLL element (additional allocations based on subjective factors) is based on factors that cannot be associated with a specific credit or loan category and reflects our attempt to ensure that the overall allowance for loan losses appropriately reflects a margin for the imprecision necessarily inherent in the estimates of expected credit losses. We consider a number of subjective factors when determining this fourth element, including local and general economic business factors and trends, portfolio concentrations and changes in the size, mix and the general terms of the overall loan portfolio.

Increases in the AFLL are recorded by a provision for loan losses charged to expense. Although we periodically allocate portions of the AFLL to specific loans and loan portfolios, the entire AFLL is available for incurred losses. We generally charge-off commercial, homogenous residential mortgage and installment loans and payment plan receivables when they are deemed uncollectible or reach a predetermined number of days past due based on loan product, industry practice and other factors. Collection efforts may continue and recoveries may occur after a loan is charged against the AFLL.

While we use relevant information to recognize losses on loans, additional provisions for related losses may be necessary based on changes in economic conditions, customer circumstances and other credit risk factors.

A loan is impaired when full payment under the loan terms is not expected. Generally, those loans included in each commercial loan class that are rated substandard, classified as non-performing or were classified as non-performing in the preceding quarter are evaluated for impairment. Those loans included in each mortgage loan or installment class whose terms have been modified and considered a troubled debt restructuring are also impaired. Loans which have been modified resulting in a concession, and which the borrower is experiencing financial difficulties, are considered troubled debt restructurings ("TDR") and classified as impaired. We measure our investment in an impaired loan based on one of three methods: the loan's observable market price, the fair value of the collateral or the present value of expected future cash flows discounted at the loan's effective interest rate. Large groups of smaller balance homogeneous loans, such as those loans included in each installment and mortgage loan class and each payment plan receivable class are collectively evaluated for impairment, and accordingly, they are not separately identified for impairment disclosures. TDR loans are measured at the present value of estimated future cash flows using the loan's effective interest rate at inception of the loan. If a TDR is considered to be a collateral dependent loan, the loan is reported net, at the fair value of collateral.

PROPERTY AND EQUIPMENT — Property and equipment is stated at cost less accumulated depreciation and amortization. Depreciation and amortization is computed using both straight-line and accelerated methods over the estimated useful lives of the related assets. Buildings are generally depreciated over a period not exceeding 39 years and equipment is generally depreciated over periods not exceeding 7 years. Leasehold improvements are depreciated over the shorter of their estimated useful life or lease period.

BANK OWNED LIFE INSURANCE — We have purchased a group flexible premium non-participating variable life insurance contract on approximately 270 salaried employees in order to recover the cost of providing certain employee benefits. Bank owned life insurance is recorded at its cash surrender value or the amount that can be currently realized.

OTHER REAL ESTATE AND REPOSSESSED ASSETS — Other real estate at the time of acquisition is recorded at fair value, less estimated costs to sell, which becomes the property's new basis. Fair value is typically determined by a third party appraisal of the property. Any write-downs at date of acquisition are charged to the allowance for loan losses. Expense incurred in maintaining assets and subsequent write-downs to reflect declines in value and gains or losses on the sale of other real estate are recorded in the Consolidated Statements of Operations. Non-real estate repossessed assets are treated in a similar manner.

OTHER INTANGIBLE ASSETS — Other intangible assets consist of core deposits. They are initially measured at fair value and then are amortized on both straight-line and accelerated methods over their estimated useful lives, which range from 10 to 15 years.

VEHICLE SERVICE CONTRACT COUNTERPARTY RECEIVABLES, NET — These amounts represent funds due to Mepco from its counterparties for cancelled service contracts. Upon the cancellation of a service contract and the completion of the billing process to the counterparties for amounts due to Mepco, there is a decrease in the amount of "payment plan receivables" and an increase in the amount of "vehicle service contract counterparty receivables" until such time as the amount due from the counterparty is collected.

INCOME TAXES — We employ the asset and liability method of accounting for income taxes. This method establishes deferred tax assets and liabilities for the temporary differences between the financial reporting basis and the tax basis of our assets and liabilities at tax rates expected to be in effect when such amounts are realized or settled. Under this method, the effect of a change in tax rates is recognized in the period that includes the enactment date. The deferred tax asset is subject to a valuation allowance for that portion of the asset for which it is more likely than not that it will not be realized.

A tax position is recognized as a benefit only if it is "more likely than not" that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination.

We recognize interest and/or penalties related to income tax matters in income tax expense.

We file a consolidated federal income tax return. Intercompany tax liabilities are settled as if each subsidiary filed a separate return.

VEHICLE SERVICE CONTRACT COUNTERPARTY PAYABLES — Vehicle service contract counterparty payables represent amounts owed to insurance companies or other counterparties for vehicle service contract payment plans purchased by us. The vehicle service contract counterparty payable becomes due in accordance with the terms of the specific contract between Mepco and the counterparty. Typically these terms require payment after Mepco has received one or two payments from the consumer on the payment plan receivable.

COMMITMENTS TO EXTEND CREDIT AND RELATED FINANCIAL INSTRUMENTS— Financial instruments may include commitments to extend credit and standby letters of credit. Financial instruments involve varying degrees of credit and interest-rate risk in excess of amounts reflected in the Consolidated Statements of Financial Condition. Exposure to credit risk in the event of non-performance by the counterparties to the financial instruments for loan commitments to extend credit and letters of credit is represented by the contractual amounts of those instruments. In general, we use a similar methodology to estimate our liability for these off-balance sheet credit exposures as we do for our allowance for loan losses. For commercial related commitments, we estimate liability using our loan rating system and for mortgage and installment commitments we estimate liability principally upon historical loss experience. Our estimated liability for off balance sheet commitments is included in accrued expenses and other liabilities in our Consolidated Statements of Financial Condition and any charge or recovery is recorded in non-interest expenses in our Consolidated Statements of Operations.

DERIVATIVE FINANCIAL INSTRUMENTS — We record derivatives on our Consolidated Statement of Financial Condition as assets and liabilities measured at their fair value. The accounting for increases and decreases in the value of derivatives depends upon the use of derivatives and whether the derivatives qualify for hedge accounting.

At the inception of the derivative we designate the derivative as one of three types based on our intention and belief as to likely effectiveness as a hedge. These three types are (1) a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment ("Fair Value Hedge"), (2) a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability ("Cash Flow Hedge"), or (3) an instrument with no hedging designation. For a Fair Value Hedge, the gain or loss on the derivative, as well as the offsetting loss or gain on the hedged item, are recognized in current earnings as fair values change. We currently do not have any Fair Value Hedges. For a Cash Flow Hedge, the gain or loss on the derivative is reported in other comprehensive income and is reclassified into earnings in the same periods during which the hedged transaction affects earnings. For both types of hedges, changes in the fair value of derivatives that are not highly effective in hedging the changes in fair value or expected cash flows of the hedged item are recognized immediately in current earnings. Changes in the fair value of derivatives that do not qualify for hedge accounting are recorded currently in earnings.

Net cash settlements on derivatives that qualify for hedge accounting are recorded in interest expense. Net cash settlements on derivatives that do not qualify for hedge accounting are reported in non-interest income. Cash flows on hedges are classified in the cash flow statement the same as the cash flows of the items being hedged.

We formally document the relationship between derivatives and hedged items, as well as the risk-management objective and the strategy for undertaking hedge transactions at the inception of the hedging relationship. This documentation includes linking fair value or cash flow hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. We also assess, both at the hedge's inception and on an ongoing basis, whether the derivative instruments that are used are highly effective in offsetting changes in fair values or cash flows of the hedged items. We discontinue hedge accounting when it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of the hedged item, the derivative is settled or terminates, a hedged forecasted transaction is no longer probable, a hedged firm commitment is no longer firm, or treatment of the derivative as a hedge is no longer appropriate or intended.

When hedge accounting is discontinued, subsequent changes in fair value of the derivative are recorded currently in earnings. When a fair value hedge is discontinued, the hedged asset or liability is no longer adjusted for changes in fair value and the existing basis adjustment is amortized or accreted over the remaining life of the asset or liability. When a cash flow hedge is discontinued but the hedged cash flows or forecasted transactions are still expected to occur, gains or losses that were accumulated in other comprehensive income are amortized into earnings over the same periods which the hedged transactions will affect earnings.

COMPREHENSIVE INCOME (LOSS) — Comprehensive income (loss) consists of net income (loss), unrealized gains and losses on securities available for sale and derivative instruments classified as cash flow hedges.

INCOME (LOSS) PER COMMON SHARE — Basic income (loss) and diluted (loss) per common share are computed by dividing net income applicable to common stock by the weighted average number of common shares outstanding during the period and participating share awards. All outstanding unvested share-based payment awards that contain rights to nonforfeitable dividends are considered participating securities for this calculation. For diluted income per common share, net income is divided by the weighted average number of common shares outstanding during the period plus the dilutive effects of the assumed conversion of convertible preferred stock, assumed exercise of common stock warrants, assumed exercise of stock options, restricted stock units and stock units for a deferred compensation plan for non-employee directors. For any period in which a loss is recorded, dividends on convertible preferred stock are not added back in the diluted per share calculation and the assumed conversion of convertible preferred stock, assumed exercise of common stock warrants, assumed exercise of stock options, restricted stock units and stock units for a deferred compensation plan for non-employee directors would have an anti-dilutive impact on the loss per share and thus are ignored in the diluted per share calculation.

SHARE BASED COMPENSATION — Cost is recognized for stock options and non-vested share awards issued to employees, based on the fair value of these awards at the date of grant. A Black-Scholes model is utilized to estimate the fair value of stock options, while the market price of our common stock at the date of grant is used for non-vested share awards. Cost is recognized over the required service period, generally defined as the vesting period. Cost is also recognized for salary stock issued to employees and stock issued to non-employee directors. These shares vest immediately and cost is recognized during the period they are issued.

COMMON STOCK — At December 31, 2012, 0.1 million shares of common stock were reserved for issuance under the dividend reinvestment plan, 0.1 million shares of common stock were reserved for issuance under our long-term incentive plans and 2.8 million shares of common stock were reserved for issuance under an equity line agreement.

RECLASSIFICATION — Certain amounts in the 2011 and 2010 consolidated financial statements have been reclassified to conform to the 2012 presentation.

ADOPTION OF NEW ACCOUNTING STANDARDS — In May 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2011-04, "Fair Value Measurement (Topic 820), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs". This ASU amended guidance that will result in common fair value measurement and disclosure requirements between U.S. GAAP and International Financial Reporting Standards ("IFRS"). Under the amended guidance, entities are required to expand disclosure for fair value instruments categorized within Level 3 of the fair value hierarchy to include (1) the valuation processes used; and (2) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs for recurring fair value measurements and the interrelationships between those unobservable inputs, if any. They are also required to disclose the categorization by level of the fair value hierarchy for items that are not measured at fair value in the Consolidated Statement of Financial Condition but for which the fair value is required to be disclosed (e.g. portfolio loans). This amended guidance became effective for us at January 1, 2012. The effect of adopting this standard did not have a material impact on our consolidated operating results or financial condition, but the additional disclosures are included in Notes #22 and #23.

In June 2011, the FASB issued ASU 2011-05, "Comprehensive Income (Topic 220)". This ASU amended guidance on the presentation requirements for comprehensive income. The amended guidance requires an entity to present total comprehensive income, the components of net income and the components of other comprehensive income on the face of the financial statements, either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The amended guidance did not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. This amended guidance became effective for us at January 1, 2012 and was applied retrospectively. The effect of adopting this standard did not have a material impact on our consolidated operating results or financial condition, but we have included separate Consolidated Statements of Comprehensive Income (Loss) immediately following our Consolidated Statements of Operations in our Consolidated Financial Statements.

RESTRICTIONS ON CASH AND DUE FROM BANKS	12 Months Ended
Dec. 31, 2012
RESTRICTIONS ON CASH AND DUE FROM BANKS [Abstract]
RESTRICTIONS ON CASH AND DUE FROM BANKS
NOTE 2 – RESTRICTIONS ON CASH AND DUE FROM BANKS

Our Bank is required to maintain reserve balances in the form of vault cash and non-interest earning balances with the FRB. The average reserve balances to be maintained during 2012 and 2011 were $26.1 million and $23.9 million respectively. We do not maintain compensating balances with correspondent banks. We are also required to maintain reserve balances related to our Visa debit card operations and merchant payment processing operations. These balances are held at unrelated financial institutions and totaled $2.5 million and $2.1 million at December 31, 2012 and 2011, respectively.

SECURITIES	12 Months Ended
Dec. 31, 2012
SECURITIES [Abstract]
SECURITIES
NOTE 3 – SECURITIES

Securities available for sale consist of the following at December 31:

	Amortized	Unrealized
	Cost	Gains	Losses	Fair Value
	(In thousands)
2012
U.S. agency	$30,620	$70	$23	$30,667
U.S. agency residential mortgage-backed	126,151	1,264	3	127,412
Private label residential mortgage-backed	9,070	-	876	8,194
Obligations of states and political subdivisions	38,384	736	69	39,051
Trust preferred	4,704	-	1,615	3,089
Total	$208,929	$2,070	$2,586	$208,413

2011
U.S. agency	$24,980	$58	$21	$25,017
U.S. agency residential mortgage-backed	93,415	1,007	216	94,206
Private label residential mortgage-backed	11,066	-	2,798	8,268
Obligations of states and political subdivisions	26,865	510	58	27,317
Trust preferred	4,697	-	2,061	2,636
Total	$161,023	$1,575	$5,154	$157,444

Total OTTI recognized in accumulated other comprehensive loss for securities available for sale was $0.3 million and $1.1 million at December 31, 2012 and 2011, respectively.

Our investments' gross unrealized losses and fair values aggregated by investment type and length of time that individual securities have been at a continuous unrealized loss position, at December 31 follows:

	Less Than Twelve Months		Twelve Months or More		Total
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
	(In thousands)

2012
U.S. agency	$8,097	$23	$-	$-	$8,097	$23
U.S. agency residential mortgage-backed	-	-	457	3	457	3
Private label residential mortgage-backed	-	-	8,192	876	8,192	876
Obligations of states and political subdivisions	7,384	69	-	-	7,384	69
Trust preferred	-	-	3,089	1,615	3,089	1,615
Total	$15,481	$92	$11,738	$2,494	$27,219	$2,586

2011
U.S. agency	$9,974	$21	$-	$-	$9,974	$21
U.S. agency residential mortgage-backed	42,500	216	-	-	42,500	216
Private label residential mortgage-backed	163	90	8,102	2,708	8,265	2,798
Obligations of states and political subdivisions	-	-	1,729	58	1,729	58
Trust preferred	591	1,218	2,045	843	2,636	2,061
Total	$53,228	$1,545	$11,876	$3,609	$65,104	$5,154

Our portfolio of available-for-sale securities is reviewed quarterly for impairment in value. In performing this review management considers (1) the length of time and extent that fair value has been less than cost, (2) the financial condition and near term prospects of the issuer, (3) the impact of changes in market interest rates on the market value of the security and (4) an assessment of whether we intend to sell, or it is more likely than not that we will be required to sell a security in an unrealized loss position before recovery of its amortized cost basis. For securities that do not meet the aforementioned recovery criteria, the amount of impairment recognized in earnings is limited to the amount related to credit losses, while impairment related to other factors is recognized in other comprehensive income or loss.

U.S. Agency and U.S. Agency residential mortgage-backed securities — at December 31, 2012 we had two U.S. Agency and one U.S. Agency residential mortgage-backed securities whose fair market value is less than amortized cost. The unrealized losses are largely attributed to modest credit spread widening on certain issues. As management does not intend to liquidate these securities and it is more likely than not that we will not be required to sell these securities prior to recovery of these unrealized losses, no declines are deemed to be other than temporary.

Private label residential mortgage backed securities — at December 31, 2012 we had eight securities whose fair value is less than amortized cost. Two of the issues are rated by a major rating agency as investment grade while four are below investment grade and two are split rated. Three of these bonds have impairment in excess of 10% and all of these holdings have been impaired for more than 12 months.

The unrealized losses are largely attributable to credit spread widening on these securities since their acquisition. Prices for these bonds did improve notably during 2012 due in part to the Federal Reserve Bank's third round of quantitative easing and improving fundamentals in the housing market. The underlying loans within these securities include Jumbo (74%) and Alt A (26%) at December 31, 2012.

	December 31,
	2012		2011
		Net		Net
	Fair	Unrealized	Fair	Unrealized
	Value	Gain (Loss)	Value	Gain (Loss)
	(In thousands)

Private label residential mortgage-backed
Jumbo	$6,041	$(594)	$6,454	$(1,937)
Alt-A	2,153	(282)	1,814	(861)

Seven of the private label residential mortgage-backed transactions have geographic concentrations in California, ranging from 22% to 58% of the collateral pool. Typical exposure levels to California (median exposure is 47%) are consistent with overall market collateral characteristics. Three transactions have modest exposure to Florida, ranging from 5% to 7% and one transaction has modest exposure to Nevada (5%). The underlying collateral pools do not have meaningful exposure to Arizona, Michigan or Ohio. None of the issues involve subprime mortgage collateral. Thus the impact of this market segment is only indirect, in that it has impacted liquidity and pricing in general for private label residential mortgage-backed securities. The majority of transactions are backed by fully amortizing loans. However, six transactions have concentrations in loans that pay interest only for a specified period of time and will fully amortize thereafter ranging from 31% to 94% (at origination date). The structure of the residential mortgage securities portfolio provides protection to credit losses. The portfolio primarily consists of senior securities as demonstrated by the following: super senior (22%), senior (41%), senior support (25%) and mezzanine (12%). The mezzanine class is from a seasoned transaction (100 months) with a significant level of subordination (8.23%). Except for the additional discussion below relating to other than temporary impairment, each private label residential mortgage-backed security has sufficient credit enhancement via subordination to reasonably assure full realization of book value. This assertion is based on a transaction level review of the portfolio.

Individual security reviews include: external credit ratings, forecasted weighted average life, recent prepayment speeds, underwriting characteristics of the underlying collateral, the structure of the securitization and the credit performance of the underlying collateral. The review of underwriting characteristics considers: average loan size, type of loan (fixed or ARM), vintage, rate, FICO, loan-to-value, scheduled amortization, occupancy, purpose, geographic mix and loan documentation. The review of the securitization structure focuses on the priority of cash flows to the bond, the priority of the bond relative to the realization of credit losses and the level of subordination available to absorb credit losses. The review of credit performance includes: current period as well as cumulative realized losses; the level of severe payment problems, which includes other real estate (ORE), foreclosures, bankruptcy and 90 day delinquencies; and the level of less severe payment problems, which consists of 30 and 60 day delinquencies.

All of these securities are receiving some principal and interest payments. Most of these transactions are passthrough structures, receiving pro rata principal and interest payments from a dedicated collateral pool for loans that are performing. The nonreceipt of interest cash flows is not expected and thus not presently considered in our discounted cash flow methodology discussed below.

In addition to the review discussed above, all private label residential mortgage-backed securities are reviewed for OTTI utilizing a cash flow projection. The cash flow analysis forecasts cash flow from the underlying loans in each transaction and then applies these cash flows to the bonds in the securitization. The cash flows from the underlying loans consider contractual payment terms (scheduled amortization), prepayments, defaults and severity of loss given default. The analysis uses dynamic assumptions for prepayments, defaults and loss severity. Near term prepayment assumptions are based on recently observed prepayment rates. More weight is given to longer term historic performance (12 months). In some cases, recently observed prepayment rates are lower than historic norms due to the absence of new jumbo loan issuances. This loan market is heavily dependent upon securitization for funding, and new securitization transactions have been minimal. Our model projections anticipate that prepayment rates gradually revert to historical levels. For seasoned ARM transactions, normalized prepayment rates range from 12% to 20% CPR which is at the lower end of historically observed speeds for seasoned ARM collateral. For fixed rate collateral (one transaction), the prepayment speeds are projected to remain stable.

Default assumptions are largely based on the volume of existing real-estate owned, pending foreclosures and severe delinquencies. Other considerations include the quality of loan underwriting, recent default experience, realized loss performance and the volume of less severe delinquencies. Default levels generally are projected to remain elevated or increase for a period of time sufficient to address the level of distressed loans in the transaction. Our projections expect defaults to then decline, generally beginning in year three. Current loss severity assumptions are based on recent observations when meaningful data is available. Loss severity is expected to remain elevated for the next 18 months. Severity is expected to decline beginning in year two due to improving overall economic conditions, improving real estate prices and a reduced inventory of foreclosed properties on the market. Except for three securities discussed in further detail below (all three are currently below investment grade), our cash flow analysis forecasts complete recovery of our cost basis for each reviewed security.

At December 31, 2012 three below investment grade private label residential mortgage-backed securities with fair values of $3.3 million, $1.8 million and $0.1 million, respectively and unrealized losses of $0.4 million, $0.1 million and $0.01 million, respectively (amortized cost of $3.8 million, $1.9 million and $0.1 million, respectively) had losses that were considered other than temporary.

The underlying loans in the first transaction are 30 year fixed rate jumbos with an average FICO of 744 and an average loan-to-value ratio of 72%. The loans backing this transaction were originated in 2007 and this is our only security backed by 2007 vintage loans. We believe that this vintage is a key differentiating factor between this security and the others in our portfolio that do not have unrealized losses that are considered OTTI. The bond is a senior security that is receiving principal and interest payments similar to principal reductions in the underlying collateral. The cash flow analysis described above calculated $0.722 million of credit related OTTI as of December 31, 2012 and was recognized in our Consolidated Statements of Operations ($0.247 million, $0.213 million and $0.197 million during the years ended December 31, 2012, 2011 and 2010, respectively). The remaining non-credit related unrealized loss was attributed to other factors and is reflected in other comprehensive income (loss) during those same periods.

The underlying loans in the second transaction are 30 year hybrid ARM Alt-A with an average FICO of 717 and an average loan-to-value ratio of 78%. The loans backing this transaction were originated in 2005. The bond is a super senior security that is receiving principal and interest payments similar to principal reductions in the underlying collateral. The cash flow analysis described above calculated $0.457 million of credit related OTTI as of December 31, 2012 and was recognized in our Consolidated Statements of Operations ($0.032 million and $0.425 million during the years ended December 31, 2012 and 2011, respectively). The remaining non-credit related unrealized loss was attributed to other factors and is reflected in other comprehensive income (loss) during those same periods.

The underlying loans in the third transaction are 30 year hybrid ARM jumbos with an average FICO of 738 and an average loan-to-value ratio of 57%. The loans backing this transaction were originated in 2005. The bond is a senior support security that is receiving principal and interest payments similar to principal reductions in the underlying collateral. The cash flow analysis described above calculated credit related OTTI of $0.380 million as of December 31, 2012 and was recognized in our Consolidated Statements of Operations ($0.060 million, $0.122 million and $0.198 million during the years ended December 31, 2012, 2011 and 2010, respectively). The remaining non-credit related unrealized loss was attributed to other factors and is reflected in other comprehensive income (loss) during those same periods.
As management does not intend to liquidate these securities and it is more likely than not that we will not be required to sell these securities prior to recovery of these unrealized losses, no other declines discussed above are deemed to be other than temporary.

Obligations of states and political subdivisions — at December 31, 2012 we had seven municipal securities whose fair value is less than amortized cost. The unrealized losses are largely attributed to widening of market spreads. Six of the impaired securities are rated by a major rating agency as investment grade. The non rated security has a periodic internal credit review according to established procedures. As management does not intend to liquidate these securities and it is more likely than not that we will not be required to sell these securities prior to recovery of these unrealized losses, no declines are deemed to be other than temporary.

Trust preferred securities — at December 31, 2012 we had four securities whose fair value is less than amortized cost. All of our trust preferred securities are single issue securities issued by a trust subsidiary of a bank holding company. The pricing of trust preferred securities over the past several years has suffered from credit spread widening fueled by uncertainty regarding potential losses of financial companies and repricing risk related to these hybrid capital securities.

One of the four securities is rated by two major rating agencies as investment grade, while one is rated below investment grade by two major rating agencies and the other two are non-rated. The non-rated issues are relatively small banks and were never rated. The issuers of these non-rated trust preferred securities, which had a total amortized cost of $2.8 million and total fair value of $1.5 million as of December 31, 2012, continue to have satisfactory credit metrics and one continues to make interest payments. One non-rated issue began deferring dividend payments in the fourth quarter of 2011 apparently due to an increase in non-performing assets. Nevertheless, this issuer continues to have satisfactory capital measures and interim profitability. Subsequent to year end an unsolicited offer to purchase this security at substantially its amortized cost was made and it was then sold.

An additional trust preferred security was written down to zero as of December 31, 2010, including a $0.067 million credit related OTTI charge in the first quarter of 2010.

	December 31,
	2012		2011
	Fair Value	Net Unrealized Gain (Loss)	Fair Value	Net Unrealized Gain (Loss)
	(In thousands)

Trust preferred securities
Rated issues	$1,581	$(316)	$1,405	$(484)
Unrated issues - no OTTI	1,508	(1,299)	1,231	(1,577)

As management does not intend to liquidate these securities and it is more likely than not that we will not be required to sell these securities prior to recovery of these unrealized losses, no declines are deemed to be other than temporary.

During 2012, 2011 and 2010 we recorded in earnings OTTI charges on securities available for sale of $0.3 million, $0.8 million and $0.5 million respectively.

A rollforward of credit losses recognized in earnings on securities available for sale for the years ending December 31, follow:

	2012	2011	2010
	(In thousands)
Balance at beginning of year	$1,470	$710	$248
Additions to credit losses on securities for which no previous OTTI was recognized	-	425	198
Increases to credit losses on securities for which OTTI was previously recognized	339	335	264
Total	$1,809	$1,470	$710

The amortized cost and fair value of securities available for sale at December 31, 2012, by contractual maturity, follow. The actual maturity may differ from the contractual maturity because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized	Fair
	Cost	Value
	(In thousands)
Maturing within one year	$1,040	$1,055
Maturing after one year but within five years	6,374	6,560
Maturing after five years but within ten years	20,583	20,824
Maturing after ten years	45,711	44,368
	73,708	72,807
U.S. agency residential mortgage-backed	126,151	127,412
Private label residential mortgage-backed	9,070	8,194
Total	$208,929	$208,413

A summary of proceeds from the sale of securities available for sale and gains and losses follows:

		Realized
	Proceeds	Gains	Losses(1)
	(In thousands)
2012	$37,176	$1,193	$-
2011	70,322	279	75
2010	96,648	1,882	221

(1)	Losses in 2012, 2011 and 2010 exclude $0.3 million, $0.8 million and $0.5 million, respectively of other than temporary impairment.

During 2012, 2011 and 2010 our trading securities consisted of various preferred stocks. During each of those years we recognized gains (losses) on trading securities of $0.03 million, $0.04 million and $(0.02) million, respectively, that are included in net gains (losses) on securities in the Consolidated Statements of Operations. Of these amounts, $0.03 million and $0.04 million relates to gains (losses) recognized on trading securities still held at December 31, 2012 and 2011, respectively.

Securities with a book value of $23.1 million and $12.6 million at December 31, 2012 and 2011, respectively, were pledged to secure borrowings, public deposits and for other purposes as required by law. There were no investment obligations of state and political subdivisions that were payable from or secured by the same source of revenue or taxing authority that exceeded 10% of consolidated shareholders' equity at December 31, 2012 or 2011.

LOANS AND PAYMENT PLAN RECEIVABLES	12 Months Ended
Dec. 31, 2012
LOANS AND PAYMENT PLAN RECEIVABLES [Abstract]
LOANS AND PAYMENT PLAN RECEIVABLES
NOTE 4 – LOANS AND PAYMENT PLAN RECEIVABLES

Our loan portfolios at December 31 follow:

	2012	2011
	(In thousands)
Real estate(1)
Residential first mortgages	$468,636	$530,969
Residential home equity and other junior mortgages	121,235	150,127
Construction and land development	56,183	59,136
Other(2)	434,336	446,980
Commercial	132,904	150,633
Consumer	117,077	119,106
Payment plan receivables	84,692	115,018
Agricultural	4,076	4,639
Total loans	$1,419,139	$1,576,608

(1)	Includes both residential and non-residential commercial loans secured by real estate.
(2)	Includes loans secured by multi-family residential and non-farm, non-residential property.

Loans are presented net of deferred loan fees (costs) of $(0.2) million at December 31, 2012 and $0.1 million at December 31, 2011. Payment plan receivables totaling $90.8 million and $122.7 million at December 31, 2012 and 2011, respectively, are presented net of unamortized discount of $6.2 million and $7.9 million at December 31, 2012 and 2011, respectively. These payment plan receivables had effective yields of 15% at both December 31, 2012 and 2011. These receivables have various due dates through December, 2014.

An analysis of the allowance for loan losses by portfolio segment for the years ended December 31, follows:

	Commercial	Mortgage	Installment	Payment Plan Receivables	Unallocated	Total
	(In thousands)
2012
Balance at beginning of period	$18,183	$22,885	$6,146	$197	$11,473	$58,884
Additions (deductions)
Provision for loan losses	2,351	7,778	15	(3)	(3,254)	6,887
Recoveries credited to allowance	3,610	1,581	1,311	20	-	6,522
Loans charged against the allowance	(12,588)	(10,741)	(4,009)	(70)	-	(27,408)
Reclassification to loans held for sale	(154)	(56)	(85)	-	(315)	(610)
Balance at end of period	$11,402	$21,447	$3,378	$144	$7,904	$44,275

2011
Balance at beginning of period	$23,836	$22,642	$6,769	$389	$14,279	$67,915
Additions (deductions)
Provision for loan losses	12,988	14,410	3,365	(11)	(2,806)	27,946
Recoveries credited to allowance	1,850	1,441	1,451	5	-	4,747
Loans charged against the allowance	(20,491)	(15,608)	(5,439)	(186)	-	(41,724)
Balance at end of period	$18,183	$22,885	$6,146	$197	$11,473	$58,884

2010
Balance at beginning of period	$41,259	$18,434	$6,404	$754	$14,866	$81,717
Additions (deductions)
Provision for loan losses	17,716	23,316	6,616	(296)	(587)	46,765
Recoveries credited to allowance	969	1,155	1,475	13	-	3,612
Loans charged against the allowance	(36,108)	(20,263)	(7,726)	(82)	-	(64,179)
Balance at end of period	$23,836	$22,642	$6,769	$389	$14,279	$67,915

Allowance for loan losses and recorded investment in loans by portfolio segment at December 31 follows:

				Payment
				Plan
	Commercial	Mortgage	Installment	Receivables	Unallocated	Total
	(In thousands)
2012
Allowance for loan losses:
Individually evaluated for impairment	$6,558	$12,869	$1,582	$-	$-	$21,009
Collectively evaluated for impairment	4,844	8,578	1,796	144	7,904	23,266
Total ending allowance balance	$11,402	$21,447	$3,378	$144	$7,904	$44,275

Loans
Individually evaluated for impairment	$55,634	$88,028	$7,505	$-		$151,167
Collectively evaluated for impairment	563,316	441,703	183,090	84,692		1,272,801
Total loans recorded investment	618,950	529,731	190,595	84,692		1,423,968
Accrued interest included in recorded investment	1,692	2,391	746	-		4,829
Total loans	$617,258	$527,340	$189,849	$84,692		$1,419,139

2011
Allowance for loan losses:
Individually evaluated for impairment	$10,252	$10,285	$1,762	$-	$-	$22,299
Collectively evaluated for impairment	7,931	12,600	4,384	197	11,473	36,585
Total ending allowance balance	$18,183	$22,885	$6,146	$197	$11,473	$58,884

Loans
Individually evaluated for impairment	$58,674	$93,702	$7,554	$-		$159,930
Collectively evaluated for impairment	594,665	499,919	212,907	115,018		1,422,509
Total loans recorded investment	653,339	593,621	220,461	115,018		1,582,439
Accrued interest included in recorded investment	2,184	2,745	902	-		5,831
Total loans	$651,155	$590,876	$219,559	$115,018		$1,576,608

Non-performing loans at December 31 follows:

	2012	2011
	(In thousands)
Non-accrual loans	$32,929	$59,309
Loans 90 days or more past due and still accruing interest	7	574
Total non-performing loans	$32,936	$59,883

Non performing loans include both smaller balance homogeneous loans that are collectively evaluated for impairment and individually classified impaired loans. If these loans had continued to accrue interest in accordance with their original terms, approximately $2.3 million, $3.2 million, and $5.0 million of interest income would have been recognized in 2012, 2011 and 2010, respectively. Interest income recorded on these loans was approximately $0.1 million in each of the years ended 2012, 2011 and 2010, respectively.

Non performing loans by class as of December 31, follows:

	90+ and		Total Non-
	Still	Non-	Performing
	Accruing	Accrual	Loans
	(In thousands)
2012
Commercial
Income producing - real estate	$-	$5,611	$5,611
Land, land development and construction - real estate	-	4,062	4,062
Commercial and industrial	-	5,080	5,080
Mortgage
1-4 family	7	9,654	9,661
Resort lending	-	4,861	4,861
Home equity line of credit - 1st lien	-	529	529
Home equity line of credit - 2nd lien	-	685	685
Installment
Home equity installment - 1st lien	-	1,278	1,278
Home equity installment - 2nd lien	-	675	675
Loans not secured by real estate	-	390	390
Other	-	-	-
Payment plan receivables
Full refund	-	57	57
Partial refund	-	38	38
Other	-	9	9
Total recorded investment	$7	$32,929	$32,936
Accrued interest included in recorded investment	$-	$-	$-
2011
Commercial
Income producing - real estate	$490	$13,788	$14,278
Land, land development and construction - real estate	43	6,990	7,033
Commercial and industrial	-	7,984	7,984
Mortgage
1-4 family	54	15,929	15,983
Resort lending	-	8,819	8,819
Home equity line of credit - 1st lien	-	523	523
Home equity line of credit - 2nd lien	-	889	889
Installment
Home equity installment - 1st lien	-	1,542	1,542
Home equity installment - 2nd lien	-	1,023	1,023
Loans not secured by real estate	-	880	880
Other	-	4	4
Payment plan receivables
Full refund	-	491	491
Partial refund	-	424	424
Other	-	23	23
Total recorded investment	$587	$59,309	$59,896
Accrued interest included in recorded investment	$13	$-	$13

An aging analysis of loans by class at December 31 follows:

	Loans Past Due				Loans not	Total
	30-59 days	60-89 days	90+ days	Total	Past Due	Loans
	(In thousands)
2012
Commercial
Income producing - real estate	$3,734	$609	$2,826	$7,169	$215,623	$222,792
Land, land development and construction - real estate	336	-	1,176	1,512	41,750	43,262
Commercial and industrial	2,522	654	1,913	5,089	347,807	352,896
Mortgage
1-4 family	4,429	1,115	9,661	15,205	279,132	294,337
Resort lending	748	370	4,861	5,979	164,414	170,393
Home equity line of credit - 1st lien	453	51	529	1,033	18,003	19,036
Home equity line of credit - 2nd lien	442	32	685	1,159	44,806	45,965
Installment
Home equity installment - 1st lien	599	140	1,278	2,017	30,368	32,385
Home equity installment - 2nd lien	430	125	675	1,230	38,956	40,186
Loans not secured by real estate	899	259	390	1,548	113,751	115,299
Other	24	12	-	36	2,689	2,725
Payment plan receivables
Full refund	2,249	552	57	2,858	77,335	80,193
Partial refund	112	46	38	196	4,119	4,315
Other	3	6	9	18	166	184
Total recorded investment	$16,980	$3,971	$24,098	$45,049	$1,378,919	$1,423,968
Accrued interest included in recorded investment	$146	$43	$-	$189	$4,640	$4,829

2011
Commercial
Income producing - real estate	$1,701	$937	$6,408	$9,046	$264,620	$273,666
Land, land development and construction - real estate	487	66	2,720	3,273	51,453	54,726
Commercial and industrial	1,861	1,132	3,516	6,509	318,438	324,947
Mortgage
1-4 family	3,507	1,418	15,983	20,908	294,771	315,679
Resort lending	2,129	932	8,819	11,880	184,943	196,823
Home equity line of credit - 1st lien	96	196	523	815	24,705	25,520
Home equity line of credit - 2nd lien	506	159	889	1,554	54,045	55,599
Installment
Home equity installment - 1st lien	757	264	1,542	2,563	41,239	43,802
Home equity installment - 2nd lien	676	365	1,023	2,064	51,224	53,288
Loans not secured by real estate	1,173	463	880	2,516	117,661	120,177
Other	36	10	4	50	3,144	3,194
Payment plan receivables
Full refund	2,943	951	491	4,385	99,284	103,669
Partial refund	380	200	424	1,004	9,918	10,922
Other	23	24	23	70	357	427
Total recorded investment	$16,275	$7,117	$43,245	$66,637	$1,515,802	$1,582,439
Accrued interest included in recorded investment	$160	$105	$13	$278	$5,553	$5,831

Impaired loans are as follows :

	2012	2011
	(In thousands)
Impaired loans with no allocated allowance
TDR	$25,501	$26,945
Non - TDR	418	423
Impaired loans with an allocated allowance
TDR - allowance based on collateral	16,231	20,142
TDR - allowance based on present value cash flow	101,931	98,130
Non - TDR - allowance based on collateral	6,580	13,773
Non - TDR - allowance based on present value cash flow	-	-
Total impaired loans	$150,661	$159,413

Amount of allowance for loan losses allocated
TDR - allowance based on collateral	$5,060	$6,004
TDR - allowance based on present value cash flow	14,462	12,048
Non - TDR - allowance based on collateral	1,487	4,247
Non - TDR - allowance based on present value cash flow	-	-
Total amount of allowance for loan losses allocated	$21,009	$22,299

Impaired loans by class as of December 31, are as follows (1):

	2012			2011
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded:	(In thousands)
Commercial
Income producing - real estate	$4,050	$4,672	$-	$4,626	$6,386	$-
Land, land development & construction-real estate	3,304	3,294	-	219	243	-
Commercial and industrial	2,611	2,592	-	3,593	3,677	-
Mortgage
1-4 family	5,666	7,921	-	6,975	9,242	-
Resort lending	5,383	5,539	-	7,156	7,680	-
Home equity line of credit - 1st lien	15	31	-	-	-	-
Home equity line of credit - 2nd lien	43	118	-	134	211	-
Installment
Home equity installment - 1st lien	2,027	2,219	-	2,100	2,196	-
Home equity installment - 2nd lien	2,278	2,278	-	1,987	1,987	-
Loans not secured by real estate	610	681	-	637	688	-
Other	20	20	-	24	24	-
	26,007	29,365	-	27,451	32,334	-
With an allowance recorded:
Commercial
Income producing - real estate	20,628	24,250	1,822	22,781	29,400	3,642
Land, land development & construction-real estate	8,808	11,971	1,986	12,362	14,055	3,633
Commercial and industrial	16,233	18,564	2,750	15,093	18,357	2,977
Mortgage
1-4 family	58,494	60,497	8,518	61,214	63,464	7,716
Resort lending	18,380	18,621	4,321	18,159	19,351	2,534
Home equity line of credit - 1st lien	47	46	30	64	73	35
Home equity line of credit - 2nd lien	-	-	-	-	-	-
Installment
Home equity installment - 1st lien	1,215	1,240	610	1,232	1,293	660
Home equity installment - 2nd lien	1,161	1,174	930	1,421	1,458	1,062
Loans not secured by real estate	194	194	42	153	156	40
Other	-	-	-	-	-	-
	125,160	136,557	21,009	132,479	147,607	22,299
Total
Commercial
Income producing - real estate	24,678	28,922	1,822	27,407	35,786	3,642
Land, land development & construction-real estate	12,112	15,265	1,986	12,581	14,298	3,633
Commercial and industrial	18,844	21,156	2,750	18,686	22,034	2,977
Mortgage
1-4 family	64,160	68,418	8,518	68,189	72,706	7,716
Resort lending	23,763	24,160	4,321	25,315	27,031	2,534
Home equity line of credit - 1st lien	62	77	30	64	73	35
Home equity line of credit - 2nd lien	43	118	-	134	211	-
Installment
Home equity installment - 1st lien	3,242	3,459	610	3,332	3,489	660
Home equity installment - 2nd lien	3,439	3,452	930	3,408	3,445	1,062
Loans not secured by real estate	804	875	42	790	844	40
Other	20	20	-	24	24	-
Total	$151,167	$165,922	$21,009	$159,930	$179,941	$22,299

Accrued interest included in recorded investment	$506			$517

(1)	There were no impaired payment plan receivables at December 31, 2012 or 2011.

Average recorded investment in and interest income earned on impaired loans by class for the years ended December 31, follows:

	2012		2011
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:	(In thousands)
Commercial
Income producing - real estate	$2,981	$166	$3,170	$170
Land, land development & construction-real estate	2,549	150	613	35
Commercial and industrial	3,526	246	2,874	70
Mortgage
1-4 family	6,952	239	8,566	299
Resort lending	6,148	220	7,751	330
Home equity line of credit - 1st lien	10	-	-	-
Home equity line of credit - 2nd lien	62	3	118	4
Installment
Home equity installment - 1st lien	1,961	97	1,955	96
Home equity installment - 2nd lien	2,093	111	2,014	93
Loans not secured by real estate	549	30	598	31
Other	22	2	15	2
	26,853	1,264	27,674	1,130
With an allowance recorded:
Commercial
Income producing - real estate	23,508	571	18,812	117
Land, land development & construction-real estate	10,305	183	9,828	114
Commercial and industrial	17,828	467	11,501	352
Mortgage
1-4 family	59,533	2,613	62,811	2,692
Resort lending	18,360	780	21,750	734
Home equity line of credit - 1st lien	55	2	32	2
Home equity line of credit - 2nd lien	19	-	9	-
Installment
Home equity installment - 1st lien	1,432	50	1,408	60
Home equity installment - 2nd lien	1,325	51	1,466	66
Loans not secured by real estate	221	10	168	6
Other	-	-	-	-
	132,586	4,727	127,785	4,143
Total
Commercial
Income producing - real estate	26,489	737	21,982	287
Land, land development & construction-real estate	12,854	333	10,441	149
Commercial and industrial	21,354	713	14,375	422
Mortgage
1-4 family	66,485	2,852	71,377	2,991
Resort lending	24,508	1,000	29,501	1,064
Home equity line of credit - 1st lien	65	2	32	2
Home equity line of credit - 2nd lien	81	3	127	4
Installment
Home equity installment - 1st lien	3,393	147	3,363	156
Home equity installment - 2nd lien	3,418	162	3,480	159
Loans not secured by real estate	770	40	766	37
Other	22	2	15	2
Total	$159,439	$5,991	$155,459	$5,273

(1)	There were no impaired payment plan receivables during the years ending December 31, 2012 and 2011.

Our average investment in impaired loans was approximately $159.4 million, $155.5 million and $168.0 million in 2012, 2011 and 2010, respectively. Cash receipts on impaired loans on non-accrual status are generally applied to the principal balance. Interest income recognized on impaired loans was approximately $6.0 million, $5.3 million and $5.7 million in 2012, 2011 and 2010, respectively of which the majority of these amounts were received in cash.

Troubled debt restructurings at December 31 follow:

	2012
	Commercial	Retail		Total
	(In thousands)
Performing TDR's	$40,753	$85,977		$126,730
Non-performing TDR's(1)	7,756	9,177	(2)	16,933
Total	$48,509	$95,154		$143,663

	2011
	Commercial	Retail		Total
	(In thousands)
Performing TDR's	$29,799	$86,770		$116,569
Non-performing TDR's(1)	14,567	14,081	(2)	28,648
Total	$44,366	$100,851		$145,217

(1)	Included in non-performing loans table above.
(2)	Also includes loans on non-accrual at the time of modification until six payments are received on a timely basis.

We have allocated $19.5 million and $18.1 million of specific reserves to customers whose loan terms have been modified in troubled debt restructurings as of December 31, 2012 and 2011, respectively. We have committed to lend additional amounts totaling up to $0.02 million and zero as of December 31, 2012 and 2011, respectively, to customers with outstanding loans that are classified as troubled debt restructurings.

During the year ending December 31, 2012, the terms of certain loans were modified as troubled debt restructurings. The modification of the terms of such loans generally included one or a combination of the following: a reduction of the stated interest rate of the loan; an extension of the maturity date at a stated rate of interest lower than the current market rate for new debt with similar risk; or a permanent reduction of the recorded investment in the loan.

Modifications involving a reduction of the stated interest rate of the loan have generally been for periods ranging from 9 months to 60 months but have extended to as much as 480 months in certain circumstances. Modifications involving an extension of the maturity date have generally been for periods ranging from 1 month to 60 months but have extended to as much as 472 months in certain circumstances.

Loans that have been classified as troubled debt restructurings during the years ended December 31 follows:

	Number of Contracts	Pre-modification Recorded Balance	Post-modification Recorded Balance
2012	(Dollars in thousands)
Commercial
Income producing - real estate	20	$9,464	$8,568
Land, land development & construction-real estate	9	4,800	4,858
Commercial and industrial	50	9,951	7,905
Mortgage
1-4 family	66	8,900	8,488
Resort lending	31	7,750	7,514
Home equity line of credit - 1st lien	1	15	-
Home equity line of credit - 2nd lien	-	-	-
Installment
Home equity installment - 1st lien	18	666	632
Home equity installment - 2nd lien	24	784	768
Loans not secured by real estate	13	325	304
Other	-	-	-
Total	232	$42,655	$39,037

2011
Commercial
Income producing - real estate	42	$21,061	$17,679
Land, land development & construction-real estate	20	10,801	7,464
Commercial and industrial	64	11,133	10,649
Mortgage
1-4 family	73	9,933	9,423
Resort lending	33	8,893	8,749
Home equity line of credit - 1st lien	2	69	64
Home equity line of credit - 2nd lien	1	23	18
Installment
Home equity installment - 1st lien	21	678	618
Home equity installment - 2nd lien	16	535	514
Loans not secured by real estate	26	455	442
Other	-	-	-
Total	298	$63,581	$55,620

The troubled debt restructurings described above increased the allowance for loan losses by $1.6 million and $3.4 million during the years ended December 31, 2012 and 2011, respectively and resulted in charge offs of $1.0 million and $4.7 million during the years ended December 31, 2012 and 2011, respectively.

Loans that have been classified as troubled debt restructured during the past twelve months and that have subsequently defaulted during the years ended December 31 follows:

	Number of Contracts	Recorded Balance
2012	(Dollars in thousands)
Commercial
Income producing - real estate	2	$827
Land, land development & construction-real estate	-	-
Commercial and industrial	5	230
Mortgage
1-4 family	2	148
Resort lending	4	887
Home equity line of credit - 1st lien	-	-
Home equity line of credit - 2nd lien	-	-
Installment
Home equity installment - 1st lien	2	234
Home equity installment - 2nd lien	1	20
Loans not secured by real estate	-	-
Other	-	-
	16	$2,346

2011
Commercial
Income producing - real estate	7	$3,604
Land, land development & construction-real estate	4	3,036
Commercial and industrial	2	492
Mortgage
1-4 family	10	1,191
Resort lending	6	1,311
Home equity line of credit - 1st lien	-	-
Home equity line of credit - 2nd lien	-	-
Installment
Home equity installment - 1st lien	1	19
Home equity installment - 2nd lien	5	301
Loans not secured by real estate	-	-
Other	-	-
	35	$9,954

A loan is considered to be in payment default generally once it is 90 days contractually past due under the modified terms for commercial loans and installment loans and when four consecutive payments are missed for mortgage loans.

The troubled debt restructurings that subsequently defaulted described above increased the allowance for loan losses by $0.3 million and $1.9 million during the years ended December 31, 2012 and 2011, respectively and resulted in charge offs of $0.8 million and $1.8 million during the years ended December 31, 2012 and 2011, respectively.

The terms of certain other loans were modified during the years ending December 31, 2012 and 2011 that did not meet the definition of a troubled debt restructuring. The modification of these loans could have included modification of the terms of a loan to borrowers who were not experiencing financial difficulties or a delay in a payment that was considered to be insignificant.

In order to determine whether a borrower is experiencing financial difficulty, we perform an evaluation of the probability that the borrower will be in payment default on any of its debt in the foreseeable future without the modification. This evaluation is performed under our internal underwriting policy.

Credit Quality Indicators – As part of our on on-going monitoring of the credit quality of our loan portfolios, we track certain credit quality indicators including (a) weighted-average risk grade of commercial loans, (b) the level of classified commercial loans (c) credit scores of mortgage and installment loan borrowers (d) investment grade of certain counterparties for payment plan receivables and (e) delinquency history and non-performing loans.

For commercial loans we use a loan rating system that is similar to those employed by state and federal banking regulators. Loans are graded on a scale of 1 to 12. A description of the general characteristics of the ratings follows:

Rating 1 through 6: These loans are generally referred to as our "non-watch" commercial credits that include very high or exceptional credit fundamentals through acceptable credit fundamentals.

Rating 7 and 8: These loans are generally referred to as our "watch" commercial credits. This rating includes loans to borrowers that exhibit potential credit weakness or downward trends. If not checked or cured these trends could weaken our asset or credit position. While potentially weak, no loss of principle or interest is envisioned with these ratings.

Rating 9: These loans are generally referred to as our "substandard accruing" commercial credits. This rating includes loans to borrowers that exhibit a well-defined weakness where payment default is probable and loss is possible if deficiencies are not corrected. Generally, loans with this rating are considered collectible as to both principle and interest primarily due to collateral coverage.

Rating 10 and 11: These loans are generally referred to as our "substandard - non-accrual" and "doubtful" commercial credits. This rating includes loans to borrowers with weaknesses that make collection of debt in full, on the basis of current facts, conditions and values at best questionable and at worst improbable. All of these loans are placed in non-accrual.

Rating 12: These loans are generally referred to as our "loss" commercial credits. This rating includes loans to borrowers that are deemed incapable of repayment and are charged-off.

The following table summarizes loan ratings by loan class for our commercial loan segment at December 31:

	Commercial
			Substandard	Non-
	Non-watch	Watch	Accrual	Accrual
	1-6	7-8	9	10-11	Total
	(In thousands)
2012
Income producing - real estate	$183,530	$27,096	$6,555	$5,611	$222,792
Land, land development and construction - real estate	32,784	3,457	2,959	4,062	43,262
Commercial and industrial	307,566	26,954	13,296	5,080	352,896
Total	$523,880	$57,507	$22,810	$14,753	$618,950
Accrued interest included in total	$1,417	$163	$112	$-	$1,692

2011
Income producing - real estate	$201,655	$52,438	$5,785	$13,788	$273,666
Land, land development and construction - real estate	33,515	9,421	4,800	6,990	54,726
Commercial and industrial	275,245	27,783	13,935	7,984	324,947
Total	$510,415	$89,642	$24,520	$28,762	$653,339
Accrued interest included in total	$1,677	$381	$126	$-	$2,184

For each of our mortgage and consumer segment classes we generally monitor credit quality based on the credit scores of the borrowers. These credit scores are generally updated at least annually. The following table summarizes credit scores by loan class for our mortgage and installment loan segments at December 31:

	Mortgage (1)
			Home	Home
		Resort	Equity	Equity
	1-4 Family	Lending	1st Lien	2nd Lien	Total
	(In thousands)
2012
800 and above	$19,638	$15,430	$3,031	$5,515	$43,614
750-799	62,419	67,094	4,758	12,783	147,054
700-749	59,594	41,860	3,293	9,177	113,924
650-699	57,584	17,685	2,309	7,987	85,565
600-649	31,465	12,317	3,311	4,775	51,868
550-599	27,739	7,887	964	2,754	39,344
500-549	20,243	1,212	656	1,997	24,108
Under 500	9,470	1,637	456	789	12,352
Unknown	6,185	5,271	258	188	11,902
Total	$294,337	$170,393	$19,036	$45,965	$529,731
Accrued interest included in total	$1,319	$750	$91	$231	$2,391

2011
800 and above	$26,509	$17,345	$4,062	$6,317	$54,233
750-799	63,746	76,381	8,058	16,892	165,077
700-749	55,047	53,210	4,280	12,131	124,668
650-699	54,579	21,579	2,854	7,909	86,921
600-649	40,977	12,750	2,485	5,066	61,278
550-599	29,732	10,698	1,547	3,466	45,443
500-549	28,573	3,716	1,615	2,758	36,662
Under 500	12,434	565	539	886	14,424
Unknown	4,082	579	80	174	4,915
Total	$315,679	$196,823	$25,520	$55,599	$593,621
Accrued interest included in total	$1,404	$928	$123	$290	$2,745

	Installment(1)
	Home	Home	Loans not
	Equity	Equity	Secured by
	1st Lien	2nd Lien	Real Estate	Other	Total
	(In thousands)
2012
800 and above	$3,909	$3,265	$19,293	$38	$26,505
750-799	7,394	11,300	43,740	462	62,896
700-749	4,884	8,826	24,267	786	38,763
650-699	5,925	7,164	13,758	710	27,557
600-649	4,360	4,214	6,442	367	15,383
550-599	3,226	2,716	3,428	188	9,558
500-549	1,722	1,403	2,154	114	5,393
Under 500	760	1,195	895	42	2,892
Unknown	205	103	1,322	18	1,648
Total	$32,385	$40,186	$115,299	$2,725	$190,595
Accrued interest included in total	$137	$157	$429	$23	$746

2011
800 and above	$5,466	$5,047	$18,245	$70	$28,828
750-799	11,651	16,475	41,501	572	70,199
700-749	6,899	10,693	23,174	883	41,649
650-699	7,144	8,407	15,646	673	31,870
600-649	4,943	5,412	7,599	434	18,388
550-599	3,435	3,221	4,573	270	11,499
500-549	3,021	3,145	3,011	183	9,360
Under 500	1,160	854	1,391	50	3,455
Unknown	83	34	5,037	59	5,213
Total	$43,802	$53,288	$120,177	$3,194	$220,461
Accrued interest included in total	$176	$208	$489	$29	$902

(1)	Credit scores have been updated within the last twelve months.

Mepco is a wholly-owned subsidiary of our Bank that operates a vehicle service contract payment plan business throughout the United States. See note #11 for more information about Mepco's business. As of December 31, 2012, approximately 94.7% of Mepco's outstanding payment plan receivables relate to programs in which a third party insurer or risk retention group is obligated to pay Mepco the full refund owing upon cancellation of the related service contract (including with respect to both the portion funded to the service contract seller and the portion funded to the administrator). These receivables are shown as "Full Refund" in the table below. Another approximately 5.1% of Mepco's outstanding payment plan receivables as of December 31, 2012, relate to programs in which a third party insurer or risk retention group is obligated to pay Mepco the refund owing upon cancellation only with respect to the unearned portion previously funded by Mepco to the administrator (but not to the service contract seller). These receivables are shown as "Partial Refund" in the table below. The balance of Mepco's outstanding payment plan receivables relate to programs in which there is no insurer or risk retention group that has any contractual liability to Mepco for any portion of the refund amount. These receivables are shown as "Other" in the table below. For each class of our payment plan receivables we monitor credit ratings of the counterparties as we evaluate the credit quality of this portfolio.

Although Mepco has contractual recourse against various counterparties for refunds owing upon cancellation of vehicle service contracts, please see note #11 regarding certain risks and difficulties associated with collecting these refunds.

The following table summarizes credit ratings by class of payment plan receivable at December 31:

	Payment Plan Receivables
	Full	Partial
	Refund	Refund	Other	Total
	(In thousands)
2012
AM Best rating
A+	$-	$-	$110	$110
A	24,825	3,916	-	28,741
A-	19,310	399	-	19,709
B+	56	-	-	56
B	-	-	-	-
Not rated	36,002	-	74	36,076
Total	$80,193	$4,315	$184	$84,692

2011
AM Best rating
A+	$-	$118	$7	$125
A	32,461	165	269	32,895
A-	27,056	10,639	-	37,695
B+	1,390	-	-	1,390
B	-	-	-	-
Not rated	42,762	-	151	42,913
Total	$103,669	$10,922	$427	$115,018

Mortgage loans serviced for others are not reported as assets. The principal balances of these loans at year end are as follows:

	2012	2011
	(In thousands)
Mortgage loans serviced for :
Fannie Mae	$948,588	$895,510
Freddie Mac	805,447	882,401
Other	123	154
Total	$1,754,158	$1,778,065

Custodial escrow balances maintained in connection with mortgage loans serviced for others totaled $31.2 million and $26.5 million, at December 31, 2012 and 2011, respectively.

If we do not remain "Well Capitalized" (see note #21), meet certain minimum capital levels or certain profitability requirements or if we incur a rapid decline in net worth we could lose our ability to sell and/or service loans to these investors. This could impact our ability to generate gains on the sale of loans and generate servicing income. A forced liquidation of our servicing portfolio could also impact the value that could be recovered on this asset. Fannie Mae has the most stringent eligibility requirements covering capital levels, profitability and decline in net worth. Fannie Mae requires seller/servicers to be "Well Capitalized." For the profitability requirement, we cannot record four or more consecutive quarterly losses and experience a 30% decline in net worth over the same period. Finally, our net worth cannot decline by more than 25% in one quarter or more than 40% over two consecutive quarters. The highest level of capital we are required to maintain is at least $2.5 million plus 0.25% of loans serviced for Freddie Mac.

An analysis of capitalized mortgage loan servicing rights for the years ended December 31 follows:

	2012	2011	2010
	(In thousands)
Balance at beginning of year	$11,229	$14,661	$15,273
Originated servicing rights capitalized	4,006	2,967	4,158
Amortization	(4,679)	(3,065)	(3,862)
Change in valuation allowance	457	(3,334)	(908)
Balance at end of year	$11,013	$11,229	$14,661
Valuation allowance	$6,087	$6,544	$3,210
Loans sold and serviced that have had servicing rights capitalized	$1,751,960	$1,774,952	$1,764,317

The fair value of capitalized mortgage loan servicing rights was $11.4 million and $11.5 million at December 31, 2012 and 2011, respectively. Fair value was determined using an average coupon rate of 4.81%, average servicing fee of 0.254%, average discount rate of 11.02% and an average PSA rate of 250 for December 31, 2012; and an average coupon rate of 5.20%, average servicing fee of 0.256%, average discount rate of 10.65% and an average PSA rate of 278 for December 31, 2011.

OTHER REAL ESTATE OWNED	12 Months Ended
Dec. 31, 2012
OTHER REAL ESTATE OWNED [Abstract]
OTHER REAL ESTATE OWNED
NOTE 5 – OTHER REAL ESTATE OWNED

During 2012 and 2011 we foreclosed on certain loans secured by real estate and transferred approximately $14.3 million and $18.6 million to other real estate in each of those years, respectively. At the time of acquisition amounts were charged-off against the allowance for loan losses to bring the carrying amount of these properties to their estimated fair values, less estimated costs to sell. During 2012 and 2011 we sold other real estate with book balances of approximately $18.2 million and $17.7 million, respectively. Gains or losses on the sale of other real estate are included in non-interest expense on the Consolidated Statements of Operations.

We periodically review our real estate owned properties and establish valuation allowances on these properties if values have declined since the date of acquisition. An analysis of our valuation allowance for other real estate owned follows:

	2012	2011	2010
	(In thousands)
Balance at beginning of year	$14,655	$10,876	$6,498
Additions charged to expense	3,769	6,563	6,883
Direct write-downs upon sale	(12,466)	(2,784)	(2,505)
Balance at end of year	$5,958	$14,655	$10,876

Other real estate and repossessed assets totaling $26.1 million and $34.0 million at December 31, 2012 and 2011, respectively are presented net of valuation allowance.

PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT
NOTE 6 – PROPERTY AND EQUIPMENT

A summary of property and equipment at December 31 follows:

	2012	2011
	(In thousands)
Land	$14,614	$19,250
Buildings	56,835	70,168
Equipment	72,378	78,269
	143,827	167,687
Accumulated depreciation and amortization	(96,811)	(105,139)
Property and equipment, net	$47,016	$62,548

Depreciation expense was $7.6 million, $8.4 million and $8.7 million in 2012, 2011 and 2010, respectively.

INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS [Abstract]
INTANGIBLE ASSETS
NOTE 7 – INTANGIBLE ASSETS

Intangible assets, net of amortization, at December 31 follows:

	2012		2011
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
	(In thousands)

Amortized intangible assets - core deposits	$23,703	$19,728	$31,326	$23,717

Intangible amortization expense was $1.1 million, $1.4 million and $1.3 million in 2012, 2011 and 2010, respectively.

A summary of estimated core deposit intangible amortization at December 31, 2012, follows:

(In thousands)

2013	$813
2014	536
2015	347
2016	347
2017	346
2018 and thereafter	1,586
Total	$3,975

On December 7, 2012 we sold 21 branches to another financial institution (see note #27). The branches sold included six branch locations in the Battle Creek, Michigan market area and 15 branch locations in Northeast Michigan. As a result of this branch sale $7.6 million gross carrying amount and $5.1 million accumulated amortization (net recorded balance of $2.6 million) of intangible assets related to customers and deposits associated with these 21 branches were recorded as a reduction to the net gain on branch sale in our Consolidated Statement of Operations.

DEPOSITS	12 Months Ended
Dec. 31, 2012
DEPOSITS [Abstract]
DEPOSITS
NOTE 8 – DEPOSITS

A summary of interest expense on deposits for the years ended December 31 follows:

	2012	2011	2010
	(In thousands)
Savings and interest bearing checking	$1,830	$2,263	$2,829
Time deposits under $100,000	4,838	10,349	22,204
Time deposits of $100,000 or more	2,245	2,645	3,131
Total	$8,913	$15,257	$28,164

Aggregate time deposits in denominations of $100,000 or more amounted to $146.4 million and $188.6 million at December 31, 2012 and 2011, respectively.

A summary of the maturity of time deposits at December 31, 2012, follows:

(In thousands)

2013	$285,433
2014	74,529
2015	27,054
2016	19,986
2017	11,183
2018 and thereafter	743
Total	$418,928

Time deposits acquired through broker relationships totaled $14.6 million and $13.8 million at December 31, 2012 and 2011, respectively.

Reciprocal deposits totaled $33.2 million and $28.5 million at December 31, 2012 and 2011, respectively. These deposits represent demand, money market and time deposits from our customers that have been placed through Promontory Interfinancial Network's Insured Cash Sweep® service and Certificate of Deposit Account Registry Service®. These services allow our customers to access multi-million dollar FDIC deposit insurance on deposit balances greater than the standard FDIC insurance maximum.

A summary of reciprocal deposits at December 31 follows:

	2012	2011
	(In thousands)
Demand	$545	$-
Money market	700	-
Time	31,997	28,508
Total	$33,242	$28,508

OTHER BORROWINGS	12 Months Ended
Dec. 31, 2012
OTHER BORROWINGS [Abstract]
OTHER BORROWINGS
NOTE 9 – OTHER BORROWINGS

A summary of other borrowings at December 31 follows:

	2012	2011
	(In thousands)
Advances from the Federal Home Loan Bank	$17,622	$33,384
Other	3	3
Total	$17,625	$33,387

Advances from the Federal Home Loan Bank ("FHLB") are secured by unencumbered qualifying mortgage and home equity loans with a market value equal to at least 136% to 200%, respectively of outstanding advances, as well as certain agency mortgage backed securities. Advances are also secured by FHLB stock that we own. As of December 31, 2012, we had unused borrowing capacity with the FHLB (subject to the FHLB's credit requirements and policies) of $156.7 million. Interest expense on advances amounted to $1.2 million, $1.4 million and $1.9 million for the years ended December 31, 2012, 2011 and 2010, respectively. During 2012, 2011 and 2010 FHLB advances totaling $3.0 million, $33.0 million and $25.0 million, respectively were terminated with no realized gain or loss.

As a member of the FHLB, we must own FHLB stock equal to the greater of 1.0% of the unpaid principal balance of residential mortgage loans or 5.0% of our outstanding advances. At December 31, 2012, we were in compliance with the FHLB stock ownership requirements.

The maturity dates and weighted average interest rates of FHLB advances at December 31 follow:

	2012		2011
	Amount	Rate	Amount	Rate
	(Dollars in thousands)
Fixed-rate advances
2012			$12,354	0.50%
2014	$4,240	5.73%	4,240	5.73
2016	2,413	6.55	2,505	6.55
2017	1,429	7.04	1,478	7.04
2018 and thereafter	9,540	6.53	9,807	6.53
Total fixed-rate advances	17,622	6.38	30,384	3.99

Variable-rate advances - 2014	-		3,000	0.51
Total advances	$17,622	6.38%	$33,384	3.68%

A summary of repayments of FHLB Advances at December 31, 2012, follows:

(In thousands)

2013	$441
2014	4,717
2015	515
2016	2,521
2017	1,587
2018 and thereafter	7,841
Total	$17,622

We had no repurchase agreements outstanding at December 31, 2012 or 2011. Repurchase agreements averaged $30.7 million during 2010. These securities were being held by the counterparty to the repurchase agreement. The maximum amount outstanding at any month end during 2010 was $35.0 million. Interest expense on repurchase agreements totaled $1.4 million for the year ended 2010. No repurchase agreements were prepaid during 2010.

We had no borrowings outstanding with the FRB during the years ended or at December 31, 2012, 2011 or 2010. We had unused borrowing capacity with the FRB (subject to the FRB's credit requirements and policies) of $9.5 million at December 31, 2012. Collateral for FRB borrowings are certain securities available for sale.

Assets, including securities available for sale and loans, pledged to secure other borrowings totaled $365.5 million at December 31, 2012.

SUBORDINATED DEBENTURES	12 Months Ended
Dec. 31, 2012
SUBORDINATED DEBENTURES [Abstract]
SUBORDINATED DEBENTURES
NOTE 10 – SUBORDINATED DEBENTURES

We have formed various special purpose entities (the "trusts") for the purpose of issuing trust preferred securities in either public or pooled offerings or in private placements. Independent Bank Corporation owns all of the common stock of each trust and has issued subordinated debentures to each trust in exchange for all of the proceeds from the issuance of the common stock and the trust preferred securities. Trust preferred securities totaling $47.7 million and $38.2 million at December 31, 2012 and 2011, respectively, qualified as Tier 1 regulatory capital and the remaining amount qualified as Tier 2 regulatory capital.

These trusts are not consolidated with Independent Bank Corporation and accordingly, we report the common securities of the trusts held by us in other assets and the subordinated debentures that we have issued to the trusts in the liability section of our Consolidated Statements of Financial Condition.

Summary information regarding subordinated debentures as of December 31 follows:

		2012
Entity Name	Issue Date	Subordinated Debentures	Trust Preferred Securities Issued	Common Stock Issued

IBC Capital Finance II	March 2003	$9,452	$9,168	$284
IBC Capital Finance III	May 2007	12,372	12,000	372
IBC Capital Finance IV	September 2007	20,619	20,000	619
Midwest Guaranty Trust I	November 2002	7,732	7,500	232
		$50,175	$48,668	$1,507

		2011
Entity Name	Issue Date	Subordinated Debentures	Trust Preferred Securities Issued	Common Stock Issued

IBC Capital Finance II	March 2003	$9,452	$9,168	$284
IBC Capital Finance III	May 2007	12,372	12,000	372
IBC Capital Finance IV	September 2007	20,619	20,000	619
Midwest Guaranty Trust I	November 2002	7,732	7,500	232
		$50,175	$48,668	$1,507

Other key terms for the subordinated debentures and trust preferred securities that were outstanding at December 31, 2012 follow:

Entity Name	Maturity Date	Interest Rate	First Permitted Redemption Date

IBC Capital Finance II	March 31, 2033	8.25% fixed	March 31, 2008
IBC Capital Finance III	July 30, 2037	3 month LIBOR plus 1.60%	July 30, 2012
IBC Capital Finance IV	September 15, 2037	3 month LIBOR plus 2.85%	September 15, 2012
Midwest Guaranty Trust I	November 7, 2032	3 month LIBOR plus 3.45%	November 7, 2007

In 2010, we commenced an offer to exchange up to 18.0 million newly issued shares of our common stock for properly tendered and accepted trust preferred securities issued by IBC Capital Finance II, IBC Capital Finance III, IBC Capital Finance IV, and Midwest Guaranty Trust I (the "Exchange Offer"). The Exchange Offer expired on June 22, 2010. We accepted for exchange 1,657,255 shares ($41.4 million aggregate liquidation amount) of the trust preferred securities issued by IBC Capital Finance II, which were validly tendered and not withdrawn as of the expiration date for the Exchange Offer. No shares of the trust preferred securities issued by IBC Capital Finance III, IBC Capital Finance IV, or Midwest Guaranty Trust I were tendered.

We issued 5,109,125 shares of common stock at a price of $4.60 per share in exchange for the validly tendered trust preferred securities issued by IBC Capital Finance II (including $2.3 million of accrued and unpaid interest) and recorded a gain of $18.1 million which is included in our Consolidated Statements of Operations as "Gain on extinguishment of debt". This gain was net of expenses paid totaling approximately $1.0 million for dealer-manager fees, legal fees, accounting fees and other related costs as well as the pro rata write off of previously capitalized issue costs of $1.2 million.

In the fourth quarter of 2009 we elected to defer distributions (payment of interest) on each of the subordinated debentures and trust preferred securities and continued to defer these distributions through December 31, 2012. The subordinated debentures and trust preferred securities are cumulative and have a feature that permits us to defer distributions (payment of interest) from time to time for a period not to exceed 20 consecutive quarters. While we defer the payment of interest, we will continue to accrue the interest expense owed at the applicable interest rate. Upon the expiration of the deferral, all accrued and unpaid interest is due and payable. At December 31, 2012 and 2011 we had $6.6 million and $4.4 million of accrued and unpaid interest. We have the right to redeem the subordinated debentures and trust preferred securities (at par) in whole or in part from time to time on or after the first permitted redemption date specified above or upon the occurrence of specific events defined within the trust indenture agreements. Issuance costs have been capitalized and are being amortized on a straight-line basis over a period not exceeding 30 years and are included in interest expense in the Consolidated Statements of Operations. Distributions (payment of interest) on the trust preferred securities are also included in interest expense in the Consolidated Statements of Operations.

COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 11 – COMMITMENTS AND CONTINGENT LIABILITIES

In the normal course of business, we enter into financial instruments with off-balance sheet risk to meet the financing needs of customers or to reduce exposure to fluctuations in interest rates. These financial instruments may include commitments to extend credit and standby letters of credit. Financial instruments involve varying degrees of credit and interest-rate risk in excess of amounts reflected in the Consolidated Statements of Financial Condition. Exposure to credit risk in the event of non-performance by the counterparties to the financial instruments for loan commitments to extend credit and standby letters of credit is represented by the contractual amounts of those instruments. We do not, however, anticipate material losses as a result of these financial instruments.

A summary of financial instruments with off-balance sheet risk at December 31 follows:

	2012	2011
	(In thousands)
Financial instruments whose risk is represented by contract amounts
Commitments to extend credit	$144,890	$139,183
Standby letters of credit	4,568	11,188

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and generally require payment of a fee. Since commitments may expire without being drawn upon, the commitment amounts do not represent future cash requirements. Commitments are issued subject to similar underwriting standards, including collateral requirements, as are generally involved in the extension of credit facilities.

Standby letters of credit are written conditional commitments issued to guarantee the performance of a customer to a third party. The credit risk involved in such transactions is essentially the same as that involved in extending loan facilities and, accordingly, standby letters of credit are issued subject to similar underwriting standards, including collateral requirements, as are generally involved in the extension of credit facilities. The majority of the standby letters of credit are to corporations, have variable rates that range from 2.5% to 6.3% and mature through 2015.

We are involved in various litigation matters in the ordinary course of business. At the present time, we do not believe any of these matters will have a significant impact on our consolidated financial position or results of operations. The aggregate amount we have accrued for losses we consider probable as a result of these litigation matters is immaterial. However, because of the inherent uncertainty of outcomes from any litigation matter, we believe it is reasonably possible we may incur losses in addition to the amounts we have accrued. At this time, we estimate the maximum amount of additional losses that are reasonably possible is approximately $0.4 million. However, because of a number of factors, including the fact that certain of these litigation matters are still in their early stages and involve claims for which, at this point, we believe have little to no merit, this maximum amount may change in the future.

The litigation matters described in the preceding paragraph primarily include claims that have been brought against us for damages, but do not include litigation matters where we seek to collect amounts owed to us by third parties (such as litigation initiated to collect delinquent loans or vehicle service contract counterparty receivables). These excluded, collection-related matters may involve claims or counterclaims by the opposing party or parties, but we have excluded such matters from the disclosure contained in the preceding paragraph in all cases where we believe the possibility of us paying damages to any opposing party is remote. Risks associated with the likelihood that we will not collect the full amount owed to us, net of reserves, are disclosed elsewhere in this report.

Our Mepco segment conducts its payment plan business activities across the United States. Mepco acquires the payment plans from companies (which we refer to as Mepco's "counterparties") at a discount from the face amount of the payment plan. Each payment plan (which are classified as payment plan receivables in our Consolidated Statements of Financial Condition) permits a consumer to purchase a vehicle service contract by making installment payments, generally for a term of 12 to 24 months, to the sellers of those contracts (one of the "counterparties"). Mepco thereafter collects the payments from consumers. In acquiring the payment plan, Mepco generally funds a portion of the cost to the seller of the service contract and a portion of the cost to the administrator of the service contract. The administrator, in turn, pays the necessary contractual liability insurance policy ("CLIP") premium to the insurer or risk retention group.

Consumers are allowed to voluntarily cancel the service contract at any time and are generally entitled to receive a refund from the administrator of the unearned portion of the service contract at the time of cancellation. As a result, while Mepco does not owe any refund to the consumer, it also does not have any recourse against the consumer for nonpayment of a payment plan and therefore does not evaluate the creditworthiness of the individual consumer. If a consumer stops making payments on a payment plan or exercises the right to voluntarily cancel the service contract, the service contract seller and administrator are each obligated to refund to Mepco the amount necessary to make Mepco whole as a result of its funding of the service contract. In addition, the insurer or risk retention group that issued the CLIP for the service contract often guarantees all or a portion of the refund to Mepco. See Note #4 above for a breakdown of Mepco's payment plan receivables by the level of recourse Mepco has against various counterparties.

Upon the cancellation of a service contract and the completion of the billing process to the counterparties for amounts due to Mepco, there is a decrease in the amount of "payment plan receivables" and an increase in the amount of "vehicle service contract counterparty receivables" until such time as the amount due from the counterparty is collected. These amounts represent funds due to Mepco from its counterparties for cancelled service contracts. At December 31, 2012, the aggregate amount of such obligations owing to Mepco by counterparties, net of write-downs and reserves made through the recognition of vehicle service contract counterparty contingencies expense, totaled $18.4 million. This compares to a balance of $29.3 million at December 31, 2011. The decline in such receivables during 2012 is due primarily to the receipt (in September 2012) of assets (cash and real estate) from the bankruptcy estate of a former counterparty. Mepco is currently in the process of working to recover the remaining balance of the receivables, including through liquidation of collateral and litigation against counterparties.

In some cases, Mepco requires collateral or guaranties by the principals of the counterparties to secure these refund obligations; however, this is generally only the case when no rated insurance company is involved to guarantee the repayment obligation of the seller and administrator counterparties. In most cases, there is no collateral to secure the counterparties' refund obligations to Mepco, but Mepco has the contractual right to offset unpaid refund obligations against amounts Mepco would otherwise be obligated to fund to the counterparties. In addition, even when collateral is involved, the refund obligations of these counterparties are not fully secured. Mepco incurs losses when it is unable to fully recover funds owing to it by counterparties upon cancellation of the underlying service contracts. The sudden failure of one of Mepco's major counterparties (an insurance company, administrator, or seller/dealer) could expose us to significant losses.

When counterparties do not honor their contractual obligations to Mepco to repay advanced funds, we recognize estimated losses. Mepco pursues collection (including commencing legal action if necessary) of funds due to it under its various contracts with counterparties. Mepco has had to initiate litigation against certain counterparties, including one of the third party insurers, to collect amounts owed to Mepco as a result of those parties' dispute of their contractual obligations to Mepco. For 2012, 2011 and 2010 non-interest expenses include $1.6 million, $11.0 million, and $18.6 million, respectively, of charges related to estimated losses for vehicle service contract counterparty contingencies. These charges are being classified in non-interest expense because they are associated with a default or potential default of a contractual obligation under our counterparty contracts as opposed to loss on the administration of the payment plan itself.

Our estimate of probable incurred losses from vehicle service contract counterparty contingencies requires a significant amount of judgment because a number of factors can influence the amount of loss that we may ultimately incur. These factors include our estimate of future cancellations of vehicle service contracts, our evaluation of collateral that may be available to recover funds due from our counterparties, and our assessment of the amount that may ultimately be collected from counterparties in connection with their contractual obligations. We apply a rigorous process, based upon historical payment plan activity and past experience, to estimate probable incurred losses and quantify the necessary reserves for our vehicle service contract counterparty contingencies, but there can be no assurance that our modeling process will successfully identify all such losses.

We believe our assumptions regarding the collection of vehicle service contract counterparty receivables are reasonable, and we based them on our good faith judgments using data currently available. We also believe the current amount of reserves we have established and the vehicle service contract counterparty contingencies expense that we have recorded are appropriate given our estimate of probable incurred losses at the applicable Statement of Financial Condition date. However, because of the uncertainty surrounding the numerous and complex assumptions made, actual losses could exceed the charges we have taken to date.

An analysis of our vehicle service contract counterparty receivable, net follows:

	2012	2011	2010
	(In thousands)
Balance at beginning of year, net of reserve	$29,298	$37,270	$5,419
Transfers in from payment plan receivables	1,469	8,874	77,457
Reserves established and charge-offs recorded to expense	(1,629)	(11,048)	(18,633)
Transferred to (from) contingency reserves	(108)	(1,015)	(11,110)
Cash received	(7,413)	(1,613)	(15,863)
Collateral received (other real estate and repossessed assets) in partial satisfaction of debt	(3,168)	(3,170)	-
Balance at end of year, net of reserve	$18,449	$29,298	$37,270

Reserve at end of year	$2,000	$32,450	$24,600

An analysis of our vehicle service contract counterparty reserve follows:

	2012	2011	2010
	(In thousands)
Balance at beginning of year	$32,570	$25,735	$22,100
Additions charged to expense	1,629	11,048	18,633
Charge-offs	(32,187)	(4,213)	(14,998)
Balance at end of year	$2,012	$32,570	$25,735

Reserves recorded in VSC counterparty receivables, net	$2,000	$32,450	$24,600
Reserves recorded in other liabilities	12	120	1,135
Total at end of year	$2,012	$32,570	$25,735

SHAREHOLDERS' EQUITY AND INCOME (LOSS) PER COMMON SHARE	12 Months Ended
Dec. 31, 2012
SHAREHOLDERS' EQUITY AND INCOME (LOSS) PER COMMON SHARE [Abstract]
SHAREHOLDERS' EQUITY AND LOSS PER COMMON SHARE
NOTE 12 – SHAREHOLDERS' EQUITY AND INCOME (LOSS) PER COMMON SHARE

On January 29, 2010, we held a special shareholders' meeting at which our shareholders approved an amendment to our Articles of Incorporation to increase the number of shares of common stock we are authorized to issue from 60 million to 500 million. They also approved the issuance of our common stock in exchange for certain of our trust preferred securities and in exchange for the shares of our preferred stock held by the U.S. Department of the Treasury ("UST").

On April 2, 2010, we entered into an exchange agreement with the UST pursuant to which the UST agreed to exchange all 72,000 shares of our Series A Fixed Rate Cumulative Perpetual Preferred Stock, with an original liquidation preference of $1,000 per share ("Series A Preferred Stock"), beneficially owned and held by the UST, plus accrued and unpaid dividends on such Series A Preferred Stock, for shares of our Series B Fixed Rate Cumulative Mandatorily Convertible Preferred Stock, with an original liquidation preference of $1,000 per share ("Series B Preferred Stock"). As part of the terms of the exchange agreement, we also agreed to amend and restate the terms of the warrant, dated December 12, 2008, issued to the UST to purchase 346,154 shares of our common stock.

On April 16, 2010, we closed the transactions described in the exchange agreement and we issued to the UST (1) 74,426 shares of our Series B Preferred Stock and (2) an Amended and Restated Warrant to purchase 346,154 shares of our common stock at an exercise price of $7.234 per share and expiring on December 12, 2018 (the "Amended Warrant") for all of the 72,000 shares of Series A Preferred Stock and the original warrant that had been issued to the UST in December 2008 pursuant to the TARP Capital Purchase Program, plus approximately $2.4 million in accrued dividends on such Series A Preferred Stock.

With the exception of being convertible into shares of our common stock, the terms of the Series B Preferred Stock are substantially similar to the terms of the Series A Preferred Stock that was exchanged. The Series B Preferred Stock qualifies as Tier 1 regulatory capital and pays cumulative dividends quarterly at a rate of 5% per annum through February 14, 2014, and at a rate of 9% per annum thereafter. The Series B Preferred Stock is non-voting, other than class voting rights on certain matters that could adversely affect the Series B Preferred Stock. If dividends on the Series B Preferred Stock have not been paid for an aggregate of six quarterly dividend periods or more, whether consecutive or not, the holders of the Series B Preferred Stock, voting together with holders of any then outstanding voting parity stock, have the right to elect two additional directors at our next annual meeting of shareholders or at a special meeting of shareholders called for that purpose. These directors would be elected annually and serve until all accrued and unpaid dividends on the Series B Preferred Stock have been paid. Beginning in December of 2009, we suspended payment of quarterly dividends. The cash dividends payable to the UST amount to approximately $4.3 million per year until December of 2013, at which time they would increase to approximately $7.7 million per year. Accrued and unpaid dividends were $10.7 million ($144 per share) at December 31, 2012. Because we have deferred dividends on the Series B Preferred Stock for at least six quarterly dividend periods, the UST currently has the right to elect two directors to our board. At this time, in lieu of electing such directors, the UST requested us to allow (and we have allowed) an observer to attend our Board of Directors meetings beginning in the third quarter of 2011. The UST continues to retain the right to elect two directors as described above.

Under the terms of the Series B Preferred Stock, UST (and any subsequent holder of the Series B Preferred Stock) has the right to convert the Series B Preferred Stock into our common stock at any time. In addition, we have the right to compel a conversion of the Series B Preferred Stock into common stock, subject to the following conditions:

(i)	we shall have received all appropriate approvals from the Board of Governors of the Federal Reserve System;
(ii)
we shall have issued our common stock in exchange for at least $40 million aggregate original liquidation amount of the trust preferred securities issued by the Company's trust subsidiaries, IBC Capital Finance II, IBC Capital Finance III, IBC Capital Finance IV, and Midwest Guaranty Trust I;

(iii)
we shall have closed one or more transactions (on terms reasonably acceptable to the UST, other than the price per share of common stock) in which investors, other than the UST, have collectively provided a minimum aggregate amount of $100 million in cash proceeds to us in exchange for our common stock; and

(iv)	we shall have made the anti-dilution adjustments to the Series B Preferred Stock, if any, required by the terms of the Series B Preferred Stock.

If converted by the holder or by us pursuant to either of the above-described conversion rights, each share of Series B Preferred Stock (liquidation amount of $1,000 per share) will convert into a number of shares of our common stock equal to a fraction, the numerator of which is $750 and the denominator of which is $7.234, which was the market price of our common stock at the time the exchange agreement was signed (as such market price was determined pursuant to the terms of the Series B Preferred Stock), referred to as the "conversion rate." This conversion rate is subject to certain anti-dilution adjustments that may result in a greater number of shares being issued to the holder of the Series B Preferred Stock. If converted by the holder or by us pursuant to either of the above-described conversion rights, as of December 31, 2012, the Series B Preferred Stock and accrued and unpaid dividends would have been convertible into approximately 10.7 million shares of our common stock.

Unless earlier converted by the holder or by us as described above, the Series B Preferred Stock will convert into shares of our common stock on a mandatory basis on the seventh anniversary (April 16, 2017) of the issuance of the Series B Preferred Stock. In any such mandatory conversion, each share of Series B Preferred Stock (liquidation amount of $1,000 per share) will convert into a number of shares of our common stock equal to a fraction, the numerator of which is $1,000 and the denominator of which is the market price of our common stock at the time of such mandatory conversion (as such market price is determined pursuant to the terms of the Series B Preferred Stock).

At the time any Series B Preferred Stock are converted into our common stock, we will be required to pay all accrued and unpaid dividends on the Series B Preferred Stock being converted in cash or, at our option, in shares of our common stock, in which case the number of shares to be issued will be equal to the amount of accrued and unpaid dividends to be paid in common stock divided by the market value of our common stock at the time of conversion (as such market price is determined pursuant to the terms of the Series B Preferred Stock). Accrued and unpaid dividends on the Series B Preferred Stock totaled $10.7 million (approximately $144 per share of Series B Preferred Stock) and $6.6 million (approximately $89 per share of Series B Preferred Stock) at December 31, 2012 and 2011, respectively. These amounts are recorded in Convertible Preferred Stock on the Consolidated Statements of Financial Condition.

The maximum number of shares of our common stock that may be issued upon conversion of all shares of the Series B Preferred Stock and any accrued dividends on Series B Preferred Stock is 14.4 million, unless we receive shareholder approval to issue a greater number of shares.

The Series B Preferred Stock may be redeemed by us, subject to the approval of the Board of Governors of the Federal Reserve System, at any time, in an amount up to the cash proceeds (minimum of approximately $18.6 million) from qualifying equity offerings of common stock (plus any net increase to our retained earnings after the original issue date). If we exercise this right to redeem the Series B Preferred Stock, the redemption price will be the greater of (a) the $1,000 liquidation amount per share plus any accrued and unpaid dividends and (b) the product of the applicable Conversion Rate (as described above) and the average of the market prices per share of our common stock (as such market price is determined pursuant to the terms of the Series B Preferred Stock) over a 20 trading day period beginning on the trading day immediately after we give notice of redemption to the holder (plus any accrued and unpaid dividends). In any redemption, we must redeem at least 25% of the number of Series B Preferred Stock shares originally issued to the UST, unless fewer of such shares are then outstanding (in which case all of the Series B Preferred Stock must be redeemed). In addition to the terms of the Series B Preferred Stock discussed above, the UST updated its Frequently Asked Questions regarding the Capital Purchase Program ("CPP") as of March 1, 2012 to permit any CPP participant to repay its investment, in part, subject to a minimum repayment of the greater of (i) 5% of the aggregate liquidation amount of the preferred stock issued to the UST or (ii) $100,000. Under this updated guidance, we could repay a minimum of approximately $3.7 million, subject to the approval of the Board of Governors of the Federal Reserve System, in a partial redemption of the Series B Preferred Stock.

On July 7, 2010 we executed an Investment Agreement and Registration Rights Agreement with Dutchess Opportunity Fund, II, LP ("Dutchess") for the sale of shares of our common stock. These agreements serve to establish an equity line facility as a contingent source of liquidity at the parent company level. Pursuant to the Investment Agreement, Dutchess committed to purchase up to $15.0 million of our common stock over a 36-month period ending November 1, 2013. We have the right, but no obligation, to draw on this equity line facility from time to time during such 36-month period by selling shares of our common stock to Dutchess. The sales price is at a 5% discount to the market price of our common stock at the time of the draw (as such market price is determined pursuant to the terms of the Investment Agreement). Through 2012, we have sold a total of 1.230 million shares (0.453 million shares, 0.433 million shares and 0.345 million shares during 2012, 2011 and 2010, respectively) of our common stock to Dutchess under this equity line for total net proceeds of approximately $3.2 million. At the present time, we have shareholder approval to sell approximately 2.8 million additional shares under this equity line. Based on our closing stock price on December 31, 2012, additional funds available under the Investment Agreement totaled approximately $9.7 million at December 31, 2012.

On November 15, 2011, we entered into a Tax Benefits Preservation Plan (the "Preservation Plan") with our stock transfer agent, American Stock Transfer & Trust Company. Our Board of Directors adopted the Preservation Plan in an effort to protect the value to our shareholders of our ability to use deferred tax assets such as net operating loss carry forwards to reduce potential future federal income tax obligations. Under federal tax rules, this value could be lost in the event we experienced an "ownership change," as defined in Section 382 of the federal Internal Revenue Code. The Preservation Plan attempts to protect this value by reducing the likelihood that we will experience such an ownership change by discouraging any person who is not already a 5% shareholder from becoming a 5% shareholder (with certain limited exceptions).

On November 15, 2011, our Board of Directors declared a dividend of one preferred share purchase right (a "Right") for each outstanding share of our common stock under the terms of the Preservation Plan. The dividend is payable to the holders of common stock outstanding as of the close of business on November 15, 2011 or outstanding at any time thereafter but before the earlier of a "Distribution Date" and the date the Preservation Plan terminates. Each Right entitles the registered holder to purchase from us 1/1000 of a share of our Series C Junior Participating Preferred Stock, no par value per share ("Series C Preferred Stock"). Each 1/1000 of a share of Series C Preferred Stock has economic and voting terms similar to those of one whole share of common stock. The Rights are not exercisable and generally do not become exercisable until a person or group has acquired, subject to certain exceptions and conditions, beneficial ownership of 4.99% or more of the outstanding shares of common stock. At that time, each Right will generally entitle its holder to purchase securities of the Company at a discount of 50% to the current market price of the common stock. However, the Rights owned by the person acquiring beneficial ownership of 4.99% or more of the outstanding shares of common stock would automatically be void. The significant dilution that would result is expected to deter any person from acquiring beneficial ownership of 4.99% or more and thereby triggering the Rights.

To date, none of the Rights have been exercised or have become exercisable because no unpermitted 4.99% or more change in the beneficial ownership of the outstanding common stock has occurred. The Rights will generally expire on the earlier to occur of the close of business on November 15, 2016 and certain other events described in the Preservation Plan, including such date as our Board of Directors determines that the Preservation Plan is no longer necessary for its intended purposes.

Effective as of April 9, 2010, we amended our articles of incorporation to delete any reference to par value with respect to our common stock, which previously had a par value of $1.00 per share. The amendment was approved by our Board on April 6, 2010, pursuant to the authority granted it under Sections 301a and 611(2) of the Michigan Business Corporation Act. As a result, we reclassified all amounts in capital surplus to common stock on our Consolidated Statements of Financial Condition.

On April 27, 2010, at our annual meeting of shareholders, our shareholders approved an amendment to our Articles of Incorporation that allowed us to affect a 1-for-10 reverse stock split. We affected this reverse stock split on August 31, 2010. All common share and per share amounts have been adjusted to reflect the reverse stock split.

A reconciliation of basic and diluted net income (loss) per common share for the years ended December 31 follows:

	2012	2011	2010
	(In thousands, except per share
	amounts)

Net income (loss) applicable to common stock	$21,851	$(24,357)	$(20,804)
Convertible preferred stock dividends	4,347	-	-
Net income (loss) applicable to common stock for calculation of diluted earnings per share (1) (2)	$26,198	$(24,357)	$(20,804)

Weighted average shares outstanding	8,709	8,277	5,090
Effect of convertible preferred stock	23,892	61,281	36,371
Restricted stock units	216	122	-
Stock units for deferred compensation plan for non-employee directors	66	7	7
Effect of stock options	2	-	-
Weighted average shares outstanding for calculation of diluted earnings per share (1)	32,885	69,687	41,468

Net income (loss) per common share
Basic (2)	$2.51	$(2.94)	$(4.09)
Diluted	$0.80	$(2.94)	$(4.09)

(1)
For any period in which a loss is recorded, dividends on convertible preferred stock are not added back in the diluted per common share calculation. For any period in which a loss is recorded, the assumed conversion of convertible preferred stock, assumed exercise of common stock warrants, assumed exercise of stock options, restricted stock units and stock units for a deferred compensation plan for non-employee directors would have an anti-dilutive impact on the net loss per common share and thus are ignored in the diluted per common share calculation.

(2)	Basic net income (loss) per common share includes weighted average common shares outstanding during the period and participating share awards.

Weighted average stock options outstanding that were not considered in computing diluted net income (loss) per common share because they were anti-dilutive totaled 0.1 million, 0.1 million and 0.1 million for 2012, 2011 and 2010, respectively. The warrant to purchase 346,154 shares of our common stock was also not considered in computing the diluted income (loss) per common share in 2012, 2011 and 2010 as it was anti-dilutive.

INCOME TAX	12 Months Ended
Dec. 31, 2012
INCOME TAX [Abstract]
INCOME TAX
NOTE 13 – INCOME TAX

The composition of income tax expense (benefit) for the years ended December 31 follows:

	2012	2011	2010
	(In thousands)
Current	$-	$(413)	$(57)
Deferred	-	(646)	(1,533)
Establishment of valuation allowance	-	847	-
Income tax benefit	$-	$(212)	$(1,590)

The deferred income tax benefit of $0.6 million and $1.5 million during 2011 and 2010 is primarily attributed to the affects of pretax other comprehensive income (loss).

A reconciliation of income tax benefit to the amount computed by applying the statutory federal income tax rate of 35% in each year presented to the income (loss) before income tax for the years ended December 31 follows:

	2012	2011	2010
	(In thousands)
Statutory rate applied to income (loss) before income tax	$9,169	$(7,144)	$(6,405)
Net change in valuation allowance	(8,730)	9,369	5,672
Bank owned life insurance	(568)	(657)	(671)
Tax-exempt income	(453)	(521)	(800)
Share-based compensation	258	-	-
U.S. Treasury warrant	100	(398)	(138)
Non-deductible meals, entertainment and memberships	55	50	36
Trust preferred securities exchange costs	-	-	352
Other, net	169	(911)	364
Income tax benefit	$-	$(212)	$(1,590)

Generally, the amount of income tax expense or benefit allocated to operations is determined without regard to the tax effects of other categories of income or loss, such as other comprehensive income (loss). However, an exception to the general rule is provided when, in the presence of a valuation allowance against deferred tax assets, there is a pretax loss from operations and pretax income from other categories in the current year. In such instances, income from other categories must offset the current loss from operations, the tax benefit of such offset being reflected in operations. In 2011 and 2010, pretax other comprehensive income of $1.8 million and $3.9 million, respectively, reduced our valuation allowance and resulted in a benefit of $0.6 million and $1.4 million being allocated to the loss from operations.

We assess the need for a valuation allowance against our deferred tax assets periodically. The realization of our deferred tax assets is largely dependent upon future taxable income and future reversals of existing taxable temporary differences. In assessing the need for a valuation allowance, we consider all positive and negative evidence, including anticipated operating results, scheduled reversals of deferred tax liabilities and tax planning strategies. In 2008, we first established a valuation allowance against substantially all of our net deferred tax assets due to a number of factors, including our then declining operating performance, overall negative trends in the banking industry and our expectation that our operating results would continue to be negatively affected by the overall economic environment. During 2011, 2010 and 2009, we concluded that we needed to continue to carry a valuation allowance based on similar factors. As a result we recorded additional valuation allowances of $9.4 million and $5.7 million during 2011 and 2010, respectively. This resulted in a valuation allowance against our entire net deferred tax asset except for, in 2010 certain state deferred tax assets at Mepco that were expected to be recovered based on Mepco's individual earnings. However, at December 31, 2011, due to a second year of losses at Mepco and remaining uncertainty regarding certain vehicle service contract counterparty receivables, we concluded that a valuation allowance against the $0.8 million of Mepco's deferred state tax assets was also needed. During 2012, we returned to profitability and recorded four consecutive quarters of positive earnings. Despite these improved results, at December 31, 2012, we have concluded that the valuation allowance of $65.1 million against our net deferred tax asset is still necessary. We believe additional evidence of sustained future profitability is required (particularly in light of the significant contribution of gains on mortgage loans to our 2012 results) in order to conclude that it is more likely than not that we can realize our net deferred tax asset. This valuation allowance may be reversed to income in future periods to the extent that the related deferred tax assets are realized or the valuation allowance is otherwise no longer required. In making such judgments, significant weight will be given to evidence that can be objectively verified. We will analyze changes in near-term market conditions and consider both positive and negative evidence as well as other factors which may impact future operating results in making any decision to adjust this valuation allowance. In addition, changes in tax laws and changes in tax rates as well as our future level of earnings can impact the ultimate realization of our net deferred tax asset as well as the valuation allowance that we have established.

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31 follow:

	2012	2011
	(In thousands)
Deferred tax assets
Loss carryforwards	$39,593	$25,686
Allowance for loan losses	15,502	20,616
Fixed assets	2,664	3,109
Alternative minimum tax credit carry forward	2,577	2,577
Purchase premiums, net	2,413	4,416
Valuation allowance on other real estate owned	2,085	5,129
Share based payments	817	1,006
Vehicle service contract counterparty contingency reserve	765	12,377
Unrealized loss on trading securities	591	603
Other than temporary impairment charge on securities available for sale	507	427
Deferred compensation	512	482
Loss reimbursement on sold loans reserve	501	524
Non accrual loan interest income	325	443
Unrealized loss on derivative financial instruments	259	539
Reserve for unfunded lending commitments	209	450
Unrealized loss on securities available for sale	181	1,252
Mepco claims expense	-	546
Other	162	112
Gross deferred tax assets	69,663	80,294
Valuation allowance	(65,117)	(75,199)
Total net deferred tax assets	4,546	5,095
Deferred tax liabilities
Mortgage servicing rights	3,855	3,930
Deferred loan fees	373	356
Federal Home Loan Bank stock	318	318
Unrealized gain on loans held for sale	-	491
Gross deferred tax liabilities	4,546	5,095
Net deferred tax assets	$-	$-

At December 31, 2012, we had $0.3 million of federal capital loss carryforwards that expire in 2014 and federal net operating loss ("NOL") carryforwards of approximately $111.9 million which, if not used against taxable income, will expire as follows:

(In thousands)

2017	$3,437
2018	189
2022	194
2023	359
2029	25,467
2030	26,254
2031	17,170
2032	38,865
Total	$111,935

The use of $4.2 million of NOL carryforwards in the total above, which were acquired through the acquisitions of two financial institutions are limited to $3.3 million per year as the result of a change in control as defined in the Internal Revenue Code. In addition, we had a minor amount of state NOL carryfowards in certain states where Mepco operates.

Changes in unrecognized tax benefits for the year ended December 31, follows:

	2012	2011	2010
	(In thousands)

Balance at beginning of year	$2,139	$2,393	$1,981
Additions based on tax positions related to the current year	15	23	445
Reductions due to the statute of limitations	(56)	(277)	(33)
Reductions due to settlements	(227)	-	-
Balance at end of year	$1,871	$2,139	$2,393

If recognized, the entire amount of unrecognized tax benefits, net of $0.4 million of federal tax on state benefits, would affect our effective tax rate. We do not expect the total amount of unrecognized tax benefits to significantly increase or decrease in the next twelve months. No amounts were expensed for interest and penalties for the years ended December 31, 2012, 2011 and 2010. No amounts were accrued for interest and penalties at December 31, 2012, 2011 or 2010. At December 31, 2012, U.S. Federal tax years 2009 through the present remain open to examination.

SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2012
SHARE BASED COMPENSATION [Abstract]
SHARE BASED COMPENSATION
NOTE 14 — SHARE BASED COMPENSATION

We maintain share based payment plans that include a non-employee director stock purchase plan and a long-term incentive plan that permits the issuance of share based compensation, including stock options and non-vested share awards. The long-term incentive plan, which is shareholder approved, permits the grant of additional share based awards for up to 0.1 million shares of common stock as of December 31, 2012. The non-employee director stock purchase plan permits the grant of additional share based payments for up to 0.3 million shares of common stock as of December 31, 2012. Share based awards and payments are measured at fair value at the date of grant and are expensed over the requisite service period. Common shares issued upon exercise of stock options come from currently authorized but unissued shares.

During the first quarter of 2012 our president's annual salary was increased by $0.03 million, effective January 1, 2012. One half of this increase is currently being paid in the form of common stock (also referred to as "salary stock"). During the first quarter of 2011, pursuant to a management transition plan, our chief executive officer's annual salary was increased by $0.2 million effective January 1, 2011 through December 31, 2012. This increase was paid entirely in the form of salary stock. These shares were issued each pay period and vested immediately.

During the third quarter of 2012, we issued 0.22 million restricted stock units to six of our executive officers. These restricted stock units do not vest for a minimum of three years and until we repay in full our obligations related to the Troubled Asset Relief Program ("TARP"). During the first quarter of 2011, we issued 0.14 million restricted stock units to five of our executive officers. These restricted stock units do not vest for a minimum of two years and until we repay in full our obligations related to the TARP.

During 2012 and 2011, pursuant to our performance-based compensation plans we granted 0.1 million stock options in each period to certain officers, none of whom is a named executive officer. The stock options have an exercise price equal to the market value on the date of grant, vest ratably over a three year period and expire 10 years from date of grant. We use the Black Scholes option pricing model to measure compensation cost for stock options. We also estimate expected forfeitures over the vesting period.
Beginning in the second quarter of 2011 our directors elected to receive their quarterly cash retainer fees for the balance of 2011 and 2012 in the form of common stock (either on a current basis or on a deferred basis pursuant to the non-employee director stock purchase plan referenced above). Shares equal in value to each director's quarterly cash retainer were issued each quarter and vested immediately. We have issued 0.21 million shares and 0.14 million shares to directors during 2012 and 2011, respectively and expensed their value during those same periods.

During the first quarter of 2010, we completed a stock option exchange program under which eligible employees were able to exchange certain stock options for a lesser amount of new stock options. Pursuant to this stock option exchange program, 0.05 million stock options were exchanged for 0.01 million new stock options. The new stock options granted have an exercise price equal to the market value on the date of grant, generally vest over a one year period and have the same expiration dates as the options exchanged which ranged from 1.2 years to 7.2 years. The new options had a value substantially equal to the value of the options exchanged.

We use the Black-Scholes option pricing model to measure compensation cost for stock options and use the market value of the common stock on the date of grant to measure compensation cost for non-vested share awards. We also estimate expected forfeitures over the vesting period.

Total compensation expense recognized for stock option grants, non-vested common stock grants, restricted stock unit grants and salary stock was $0.4 million, $0.9 million and $0.5 million in 2012, 2011 and 2010, respectively. The corresponding tax benefit relating to this expense was zero for each period. Total expense recognized for non-employee director share based payments was $0.4 million in 2012 and $0.3 million in 2011. The corresponding tax benefit relating to this expense was zero for each period. No expense was incurred for non-employee director share based payments in 2010.

A summary of outstanding stock option grants and related transactions follows:

			Weighted-
			Average
		Average	Remaining	Aggregated
	Number of	Exercise	Contractual	Intrinsic
	Shares	Price	Term (Years)	Value
				(In thousands)
Outstanding at January 1, 2012	180,862	$7.98
Granted	116,900	2.73
Exercised	(2,335)	1.92
Forfeited	(13,999)	1.92
Expired	(5,495)	90.66
Outstanding at December 31, 2012	275,933	$4.46	8.36	$284

Vested and expected to vest at December 31, 2012	257,602	$4.60	8.29	$266
Exercisable at December 31, 2012	83,477	$9.20	6.40	$74

A summary of outstanding non-vested stock and related transactions follows:

		Weighted-
		Average
	Number of	Grant Date
	Shares	Fair Value
Outstanding at January 1, 2012	165,045	$17.90
Granted	221,147	2.78
Vested	(6,214)	141.85
Forfeited	(4,562)	78.23
Outstanding at December 31, 2012	375,416	$6.21

A summary of the weighted-average assumptions used in the Black-Scholes option pricing model for grants of stock options follows:

	2012	2011	2010
Expected dividend yield	0.74%	1.04%	0.33%
Risk-free interest rate	0.88	1.91	2.10
Expected life (in years)	6.00	6.00	4.60
Expected volatility	100.01%	94.72%	91.77%
Per share weighted-average grant date fair value	$2.04	$1.37	$4.97

The risk-free interest rate for the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of the grant. The expected life was obtained using a simplified method that, in general, averaged the vesting term and original contractual term of the stock option. This method was used as relevant historical data of actual exercise activity was not available. The expected volatility was based on historical volatility of our common stock.

At December 31, 2012, the total expected compensation cost related to non vested stock options, restricted stock and restricted stock units not yet recognized was $1.2 million. The weighted-average period over which this amount will be recognized is 2.7 years.

Certain information regarding options exercised during the periods ending December 31 follows:

	2012	2011	2010
	(In thousands)
Intrinsic value	$3	$-	$-
Cash proceeds received	$4	$-	$-
Tax benefit realized	$-	$-	$-

BENEFIT PLANS	12 Months Ended
Dec. 31, 2012
BENEFIT PLANS [Abstract]
BENEFIT PLANS
NOTE 15 — BENEFIT PLANS

We maintain 401(k) and employee stock ownership plans covering substantially all of our full-time employees. We have historically matched employee contributions to the 401(k) plan up to a maximum of 3% of participating employees' eligible wages. The match of employee contributions was zero in 2012, 2011 and 2010. Contributions to the employee stock ownership plan are determined annually and require approval of our Board of Directors. The maximum contribution is 6% of employees' eligible wages. Contributions to the employee stock ownership plan were 3% for 2012 and zero for 2011 and 2010. Amounts expensed for these retirement plans was $1.0 million in 2012 and zero in 2011 and 2010.

Our officers participate in various performance-based compensation plans. Amounts expensed for all incentive plans totaled $4.0 million, $1.1 million and $0.6 million, in 2012, 2011 and 2010, respectively.

We also provide certain health care and life insurance programs to substantially all full-time employees. Amounts expensed for these programs totaled $4.9 million, $5.0 million and $4.7 million in 2012, 2011 and 2010 respectively. These insurance programs are also available to retired employees at their own expense.

DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2012
DERIVATIVE FINANCIAL INSTRUMENTS [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS
NOTE 16 – DERIVATIVE FINANCIAL INSTRUMENTS

We are required to record derivatives on our Consolidated Statements of Financial Condition as assets and liabilities measured at their fair value. The accounting for increases and decreases in the value of derivatives depends upon the use of derivatives and whether the derivatives qualify for hedge accounting.

Our derivative financial instruments according to the type of hedge in which they are designated at December 31 follow:

	2012
	Notional Amount	Average Maturity (Years)	Fair Value
	(Dollars in thousands)

Cash flow hedge - pay-fixed interest-rate swap agreements	$10,000	2.0	$(739)

No hedge designation
Rate-lock mortgage loan commitments	$40,221	0.1	$1,368
Mandatory commitments to sell mortgage loans	88,325	0.1	(122)
Amended Warrant	2,504	6.0	(459)
Total	$131,050	0.2	$787

	2011
	Notional Amount	Average Maturity (Years)	Fair Value
	(Dollars in thousands)

Cash flow hedge - pay-fixed interest-rate swap agreements	$20,000	1.7	$(1,103)

No hedge designation
Rate-lock mortgage loan commitments	$32,689	0.1	$857
Mandatory commitments to sell mortgage loans	75,960	0.1	(606)
Amended Warrant	2,504	7.0	(174)
Total	$111,153	0.3	$77

We have established management objectives and strategies that include interest-rate risk parameters for maximum fluctuations in net interest income and market value of portfolio equity. We monitor our interest rate risk position via simulation modeling reports. The goal of our asset/liability management efforts is to maintain profitable financial leverage within established risk parameters.

We use variable-rate and short-term fixed-rate (less than 12 months) debt obligations to fund a portion of our balance sheet, which exposes us to variability in interest rates. To meet our objectives, we may periodically enter into derivative financial instruments to mitigate exposure to fluctuations in cash flows resulting from changes in interest rates ("Cash Flow Hedges"). Cash Flow Hedges currently includes one pay-fixed interest-rate swap.

Through certain special purposes entities (see note #10) we issued trust preferred securities as part of our capital management strategy. Certain of these trust preferred securities are variable rate which exposes us to variability in cash flows. To mitigate our exposure to fluctuations in cash flows resulting from changes in interest rates, on approximately $20.0 million of variable rate trust preferred securities, we entered into a pay-fixed interest-rate swap agreement in September, 2007. During the fourth quarter of 2009 we elected to defer payment of interest on this variable rate trust preferred security. As a result, this pay-fixed interest rate swap was transferred to a no hedge designation and the $1.6 million unrealized loss which was included as a component of accumulated other comprehensive loss at the time of the transfer was reclassified into earnings through September, 2012, which was the remaining life of this pay-fixed swap. During the second quarter of 2010 we terminated this pay-fixed swap and the unrealized loss continued to be reclassified into earnings over the remaining original life of the pay-fixed swap.

Pay-fixed interest-rate swaps convert the variable-rate cash flows on debt obligations to fixed-rates. Under interest-rate cap agreements, we received cash if interest rates rose above a predetermined level. As a result, we effectively had variable-rate debt with an established maximum rate. We paid an upfront premium on interest rate caps which was recognized in earnings in the same period in which the hedged item affected earnings. Unrecognized premiums from interest rate caps were zero at December 31, 2012 and 2011, respectively. Our last interest rate cap expired in July, 2011.

It is anticipated that $0.4 million of unrealized losses on Cash Flow Hedges at December 31, 2012, will be reclassified into earnings over the next twelve months. The maximum term of any Cash Flow Hedge at December 31, 2012 is 2.0 years.

Certain financial derivative instruments have not been designated as hedges. The fair value of these derivative financial instruments has been recorded on our Consolidated Statements of Financial Condition and is adjusted on an ongoing basis to reflect their then current fair value. The changes in fair value of derivative financial instruments not designated as hedges are recognized in earnings.

In the ordinary course of business, we enter into rate-lock mortgage loan commitments with customers ("Rate Lock Commitments"). These commitments expose us to interest rate risk. We also enter into mandatory commitments to sell mortgage loans ("Mandatory Commitments") to reduce the impact of price fluctuations of mortgage loans held for sale and Rate Lock Commitments. Mandatory Commitments help protect our loan sale profit margin from fluctuations in interest rates. The changes in the fair value of Rate Lock Commitments and Mandatory Commitments are recognized currently as part of gains on the sale of mortgage loans. We obtain market prices on Mandatory Commitments and Rate Lock Commitments. Net gains on the sale of mortgage loans, as well as net income (loss) may be more volatile as a result of these derivative instruments, which are not designated as hedges.

During 2010, we entered into an amended and restated warrant with the UST that would allow them to purchase our common stock at a fixed price (see note #12). Because of certain anti-dilution features included in the Amended Warrant, it is not considered to be indexed to our common stock and is therefore accounted for as a derivative instrument and recorded as a liability. Any change in value of the Amended Warrant is recorded in other income in our Consolidated Statements of Operations.

The following tables illustrate the impact that the derivative financial instruments discussed above have on individual line items in the Consolidated Statements of Financial Condition for the periods presented:

Fair Values of Derivative Instruments

	Asset Derivatives				Liability Derivatives
	December 31,				December 31,
	2012		2011		2012		2011
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
	(In thousands)
Derivatives designated as hedging instruments
Pay-fixed interest rate swap agreements		$-		$-	Other liabilities	$739	Other liabilities	$1,103
Total		-		-		739		1,103

Derivatives not designated as hedging instruments
Rate-lock mortgage loan commitments	Other assets	1,368	Other assets	857		-		-
Mandatory commitments to sell mortgage loans		-	Other assets	-	Other liabilities	122		606
Amended Warrant		-		-	Other liabilities	459	Other liabilities	174
Total		1,368		857		581		780

Total derivatives		$1,368		$857		$1,320		$1,883

The effect of derivative financial instruments on the Consolidated Statements of Operations follows:

Year Ended December 31,
	Gain (Loss) Recognized in Other Comprehensive Income (Loss) (Effective Portion)			Location of Gain (Loss) Reclassified from Accumulated Other Comprehensive Income (Loss)into Income (Effective Portion)	Gain (Loss) Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion)			Location of Gain (Loss) Recognized in Income (1)	Gain (Loss) Recognized in Income(1)
	2012	2011	2010		2012	2011	2010		2012	2011	2010
	(In thousands)
Cash Flow Hedges
Pay-fixed interest rate swap agreements	$(127)	$(512)	$(1,525)	Interest expense	$(927)	$(1,443)	$(2,742)	Interest expense	$-	$-	$-
Interest-rate cap agreements	-	30	180	Interest expense	-	(15)	(90)	Interest expense	-	-	2
Total	$(127)	$(482)	$(1,345)		$(927)	$(1,458)	$(2,832)		$-	$-	$2

No hedge designation
Pay-fixed interest rate swap agreements								Interest expense	$-	$-	$409
Rate-lock mortgage loan commitments								Mortgage loan gains	511	457	183
Mandatory commitments to sell mortgage loans								Mortgage loan gains	484	(1,981)	660
Amended Warrant								Decrease in fair value of U.S. Treasury warrant	(285)	1,137	393
Total									$710	$(387)	$1,645

(1)	For cash flow hedges, this location and amount refers to the ineffective portion.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 17 — RELATED PARTY TRANSACTIONS

Certain of our directors and executive officers, including companies in which they are officers or have significant ownership, were loan and deposit customers during 2012 and 2011.

A summary of loans to directors and executive officers whose borrowing relationship exceeds $60,000, and to entities in which they own a 10% or more voting interest for the years ended December 31 follows:

	2012	2011
	(In thousands)

Balance at beginning of year	$214	$271
New loans and advances	-	203
Repayments	(6)	(260)
Balance at end of year	$208	$214

Deposits held by us for directors and executive officers totaled $0.8 million and $1.0 million respectively at December 31, 2012 and 2011.

OTHER NON-INTEREST EXPENSES	12 Months Ended
Dec. 31, 2012
OTHER NON-INTEREST EXPENSES [Abstract]
OTHER NON-INTEREST EXPENSES
NOTE 18 – OTHER NON-INTEREST EXPENSES

Other non-interest expenses for the years ended December 31 follow:

	2012	2011	2010
	(In thousands)

Supplies	1,281	1,571	1,630
Amortization of intangible assets	1,065	1,371	1,280
Other	4,384	5,651	6,367
Total other non-interest expense	$6,730	$8,593	$9,277

LEASES	12 Months Ended
Dec. 31, 2012
LEASES [Abstract]
LEASES
NOTE 19 – LEASES

We have non-cancelable operating leases for certain office facilities, some of which include renewal options and escalation clauses.

A summary of future minimum lease payments under non-cancelable operating leases at December 31, 2012, follows:

(In thousands)

2013	$1,211
2014	1,020
2015	954
2016	925
2017	896
2018 and thereafter	2,527
Total	$7,533

Rental expense on operating leases totaled $1.2 million, $1.4 million and $1.3 million in 2012, 2011 and 2010, respectively.

CONCENTRATIONS OF CREDIT RISK	12 Months Ended
Dec. 31, 2012
CONCENTRATIONS OF CREDIT RISK [Abstract]
CONCENTRATIONS OF CREDIT RISK
NOTE 20 — CONCENTRATIONS OF CREDIT RISK

Credit risk is the risk to earnings and capital arising from an obligor's failure to meet the terms of any contract with our organization, or otherwise fail to perform as agreed. Credit risk can occur outside of our traditional lending activities and can exist in any activity where success depends on counterparty, issuer or borrower performance. Concentrations of credit risk (whether on- or off-balance sheet) arising from financial instruments can exist in relation to individual borrowers or groups of borrowers, certain types of collateral, certain types of industries or certain geographic regions. Credit risk associated with these concentrations could arise when a significant amount of loans or other financial instruments, related by similar characteristics, are simultaneously impacted by changes in economic or other conditions that cause their probability of repayment or other type of settlement to be adversely affected. Our major concentrations of credit risk arise by collateral type and by industry. The significant concentrations by collateral type at December 31, 2012 include $589.9 million of loans secured by residential real estate and $56.2 million of construction and development loans. In addition, we have a concentration of credit within the vehicle service contract industry. At December 31, 2012, we had $84.7 million of payment plan receivables. Our recourse for nonpayment of these payment plan receivables is against our counterparties operating within the vehicle service contract industry.

Additionally, within our commercial real estate and commercial loan portfolio we had significant standard industry classification concentrations in the following categories as of December 31, 2012: Lessors of Nonresidential Real Estate ($275.5 million); Lessors of Residential Real Estate ($78.9 million); Construction General Contractors and Land Development ($52.1 million); and Health Care and Social Assistance ($41.2 million). A geographic concentration arises because we primarily conduct our lending activities in the State of Michigan.

Our concentration of credit within the vehicle service contract industry relates to the business operated by our subsidiary, Mepco. This business and certain risks associated with this business are described in note #11 above. In addition, see note #4 above for a breakdown of Mepco's payment plan receivables by the level of recourse Mepco has against various counterparties. Mepco monitors counterparty concentrations in order to attempt to manage our exposure for contractual obligations from its counterparties. In addition, even where an insurance company or risk retention group does not have a guarantee obligation to Mepco, the failure of the insurance company or risk retention group could result in a mass cancellation of the vehicle service contracts (and the related payment plans) insured by such entity. Such a mass cancellation would trigger and accelerate the contractual obligations of the counterparties that did have such obligations to Mepco. The counterparty concentration levels are managed based on the AM Best rating and statutory surplus level for an insurance company and on other factors including financial evaluation, collateral, funding holdbacks, guarantees, and distribution of concentrations for vehicle service contract administrators and vehicle service contract sellers/dealers.

The five largest concentrations by insurance company, risk retention group or other party backing the service contract represents approximately 29.3%, 22.2%, 21.6%, 19.9% and 4.5%, respectively, of Mepco's payment plan receivables at December 31, 2012. These companies have provided the insurance coverage for the vehicle service contracts underlying the payment plan receivables; however, these companies are not all obligated to Mepco for the repayment of the payment plan receivables upon cancellation of the underlying vehicle service contracts and payment plans. Mepco has varying levels of recourse against such companies. Still, the failure of any insurer backing service contracts related to Mepco's payment plan receivables could have an adverse effect on Mepco's collection of those receivables.

The top five vehicle service contract sellers from which Mepco purchases payment plans represent approximately 15.4%, 15.1%, 14.0%, 13.7% and 9.6%, respectively of Mepco's payment plan receivables at December 31, 2012. See note #11 for additional information on Mepco counterparties.

REGULATORY MATTERS	12 Months Ended
Dec. 31, 2012
REGULATORY MATTERS [Abstract]
REGULATORY MATTERS
NOTE 21 — REGULATORY MATTERS

Capital guidelines adopted by Federal and State regulatory agencies and restrictions imposed by law limit the amount of cash dividends our Bank can pay to us. Under these guidelines, the amount of dividends that may be paid in any calendar year is limited to the Bank's current year's net profits, combined with the retained net profits of the preceding two years. It is not our intent to have dividends paid in amounts which would reduce the capital of our Bank to levels below those which we consider prudent and in accordance with guidelines of regulatory authorities.

In December 2009, the Board of Directors of Independent Bank Corporation adopted resolutions (as subsequently amended) that impose the following restrictions:

•
We will not pay dividends on our outstanding common stock or the outstanding preferred stock held by the UST and we will not pay distributions on our outstanding trust preferred securities without, in each case, the prior written approval of the Federal Reserve Board ("FRB") and the Michigan Office of Financial and Insurance Regulation ("OFIR");

•	We will not incur or guarantee any additional indebtedness without the prior approval of the FRB;
•	We will not repurchase or redeem any of our common stock without the prior approval of the FRB; and
•	We will not rescind or materially modify any of these limitations without notice to the FRB and the OFIR.

In December 2009, the Board of Directors of Independent Bank adopted resolutions (as subsequently amended) designed to enhance certain aspects of the Bank's performance and, most importantly, to improve the Bank's capital position. These resolutions require the following:

•	The adoption by the Bank of a capital restoration plan designed to help the Bank achieve the minimum capital ratios established by the Bank's Board of Directors as described below;
•
The enhancement of the Bank's documentation of the rationale for discounts applied to collateral valuations on impaired loans and improved support for the identification, tracking, and reporting of loans classified as TDR's;

•	The adoption of certain changes and enhancements to our liquidity monitoring and contingency planning and our interest rate risk management practices;
•	Additional reporting to the Bank's Board of Directors regarding initiatives and plans pursued by management to improve the Bank's risk management practices;
•	Prior approval of the FRB and the OFIR for any dividends or distributions to be paid by the Bank to Independent Bank Corporation; and
•	Notice to the FRB and the OFIR of any rescission of or material modification to any of these resolutions.

The substance of all of the resolutions described above was developed in conjunction with discussions held with the FRB and the OFIR. Based on those discussions, we acted proactively to adopt the resolutions described above to address those areas of the Bank's financial condition and operations that we believed most required our focus at that time.

On October 25, 2011, the respective Boards of Directors of the Company and the Bank entered into a Memorandum of Understanding ("MOU") with the FRB and OFIR. The MOU largely duplicates certain of the provisions in the Board resolutions described above, but also has the following specific requirements:

•	Submission of a joint revised capital plan (the "Capital Plan") by November 30, 2011 to maintain sufficient capital at the Company on a consolidated basis and at the Bank on a stand-alone basis;
•
Submission of quarterly progress reports regarding disposition plans for any assets in excess of $1.0 million that are in ORE, are 90 days or more past due, are on our "watch list", or were adversely classified in our most recent examination;

•	Enhanced reporting and monitoring at Mepco regarding risk management and the internal classification of assets; and
•	Enhanced interest rate risk modeling practices.

We believe that we have met, and continue to satisfy, all of the requirements of the MOU.

We are also subject to various regulatory capital requirements. The prompt corrective action regulations establish quantitative measures to ensure capital adequacy and require minimum amounts and ratios of total and Tier 1 capital to risk-weighted assets and Tier 1 capital to average assets. Failure to meet minimum capital requirements can initiate certain mandatory, and possibly discretionary, actions by regulators that could have a material effect on our consolidated financial statements. Under capital adequacy guidelines, we must meet specific capital requirements that involve quantitative measures as well as qualitative judgments by the regulators. The most recent regulatory filings as of December 31, 2012 and 2011 categorized our Bank as well capitalized. Management is not aware of any conditions or events that would have changed the most recent FDIC categorization.

Our actual capital amounts and ratios at December 31, follow:

	Actual		Minimum for Adequately Capitalized Institutions		Minimum for Well-Capitalized Institutions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)

2012
Total capital to risk-weighted assets
Consolidated	$204,663	14.71%	$111,268	8.00%	NA	NA
Independent Bank	207,553	14.95	111,063	8.00	$138,829	10.00%

Tier 1 capital to risk-weighted assets
Consolidated	$185,948	13.37%	$55,634	4.00%	NA	NA
Independent Bank	189,777	13.67	55,531	4.00	$83,297	6.00%

Tier 1 capital to average assets
Consolidated	$185,948	8.08%	$92,026	4.00%	NA	NA
Independent Bank	189,777	8.26	91,919	4.00	$114,899	5.00%

2011
Total capital to risk-weighted assets
Consolidated	$174,547	11.31%	$123,470	8.00%	NA	NA
Independent Bank	175,868	11.41	123,254	8.00	$154,068	10.00%

Tier 1 capital to risk-weighted assets
Consolidated	$144,265	9.35%	$61,735	4.00%	NA	NA
Independent Bank	156,104	10.13	61,627	4.00	$92,441	6.00%

Tier 1 capital to average assets
Consolidated	$144,265	6.25%	$92,338	4.00%	NA	NA
Independent Bank	156,104	6.77	92,268	4.00	$115,335	5.00%

______________
NA - Not applicable

The components of our regulatory capital are as follows:

	Consolidated		Independent Bank
	December 31,		December 31,
	2012	2011	2012	2011
	(In thousands)
Total shareholders' equity	$134,975	$102,627	$186,384	$152,987
Add (deduct)
Qualifying trust preferred securities	47,678	38,183	-	-
Accumulated other comprehensive loss	8,058	11,921	8,156	11,583
Intangible assets	(3,975)	(7,609)	(3,975)	(7,609)
Disallowed capitalized mortgage loan servicing rights	(788)	(857)	(788)	(857)
Tier 1 capital	185,948	144,265	189,777	156,104
Qualifying trust preferred securities	990	10,485	-	-
Allowance for loan losses and allowance for unfunded lending commitments limited to 1.25% of total risk-weighted assets	17,725	19,797	17,776	19,764
Total risk-based capital	$204,663	$174,547	$207,553	$175,868

In November, 2011, our Board adopted the Capital Plan and submitted such Capital Plan to the FRB and the OFIR. The Capital Plan was updated in February, 2012. The FRB and OFIR have accepted such Capital Plan and as of December 31, 2012 we have met the requirements of the Capital Plan.

The primary objective of our Capital Plan is to achieve and thereafter maintain the minimum capital ratios required by the Board resolutions adopted in December 2009 (as subsequently amended). The minimum capital ratios established by our Board are higher than the ratios required in order to be considered "well-capitalized" under federal standards. The Board imposed these higher ratios in order to ensure that we have sufficient capital to withstand potential continuing losses based on our prevailing elevated level of non-performing assets and given certain other risks and uncertainties we face. As of December 31, 2012, our Bank continued to meet the requirements to be considered "well-capitalized" under federal regulatory standards and met both of the minimum capital ratio goals established by our Board.

Set forth below are the actual capital ratios of our Bank as of December 31, 2012, the minimum capital ratios imposed by the Board resolutions, and the minimum ratios necessary to be considered "well-capitalized" under federal regulatory standards:

	Independent Bank Actual as of December 31, 2012	Minimum Ratios Established by our Board	Minimum Ratio Required to be Well-Capitalized
Total Capital to Risk-Weighted Assets	14.95%	11.00%	10.00%
Tier 1 Capital to Average Total Assets	8.26	8.00	5.00

The Capital Plan included projections that reflected forecasted financial data through 2014. At the present time, based on these forecasts and our expectations, we believe that our Bank can remain above the minimum capital ratios established by our Board. These forecasts are susceptible to significant variations, particularly if the Michigan economy were to deteriorate and credit costs were to be higher than anticipated or if we incur any significant future losses at Mepco related to the collection of vehicle service contract counterparty receivables (see Note #11). Because of such uncertainties, it is possible that our Bank may not be able to remain above the minimum capital ratios established by our Board.

FAIR VALUE DISCLOSURES	12 Months Ended
Dec. 31, 2012
FAIR VALUE DISCLOSURES [Abstract]
FAIR VALUE DISCLOSURES
NOTE 22 — FAIR VALUE DISCLOSURES

FASB ASC topic 820 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. FASB ASC topic 820 also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The standard describes three levels of inputs that may be used to measure fair value:

Level 1:
Valuation is based upon quoted prices for identical instruments traded in active markets. Level 1 instruments include securities traded on active exchange markets, such as the New York Stock Exchange, as well as U.S. Treasury securities that are traded by dealers or brokers in active over-the-counter markets.

Level 2:
Valuation is based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market. Level 2 instruments include securities traded in less active dealer or broker markets.

Level 3:
Valuation is generated from model-based techniques that use at least one significant assumption not observable in the market. These unobservable assumptions reflect estimates of assumptions that market participants would use in pricing the asset or liability. Valuation techniques include use of option pricing models, discounted cash flow models and similar techniques.

We used the following methods and significant assumptions to estimate fair value:

Securities: Where quoted market prices are available in an active market, securities (trading or available for sale) are classified as Level 1 of the valuation hierarchy. Level 1 securities include certain preferred stocks included in our trading portfolio for which there are quoted prices in active markets. If quoted market prices are not available for the specific security, then fair values are estimated by (1) using quoted market prices of securities with similar characteristics, (2) matrix pricing, which is a mathematical technique used widely in the industry to value debt securities without relying exclusively on quoted prices for specific securities but rather by relying on the securities' relationship to other benchmark quoted prices, or (3) a discounted cash flow analysis whose significant fair value inputs can generally be verified and do not typically involve judgment by management. These securities are classified as Level 2 of the valuation hierarchy and include agency and private label residential mortgage-backed securities, municipal securities and trust preferred securities.

Loans held for sale: The fair value of mortgage loans held for sale is based on mortgage backed security pricing for comparable assets (recurring Level 2). The fair value of loans held for sale relating to branch sale is based on a discount provided for in the branch sale agreement (non-recurring Level 2).

Impaired loans with specific loss allocations based on collateral value: From time to time, certain loans are considered impaired and an allowance for loan losses is established. Loans for which it is probable that payment of interest and principal will not be made in accordance with the contractual terms of the loan agreement are considered impaired. We measure our investment in an impaired loan based on one of three methods: the loan's observable market price, the fair value of the collateral or the present value of expected future cash flows discounted at the loan's effective interest rate. Those impaired loans not requiring an allowance represent loans for which the fair value of the expected repayments or collateral exceed the recorded investments in such loans. At December 31, 2012 and 2011, all of our total impaired loans were evaluated based on either the fair value of the collateral or the present value of expected future cash flows discounted at the loan's effective interest rate. When the fair value of the collateral is based on an appraised value or when an appraised value is not available we record the impaired loan as nonrecurring Level 3. These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the independent appraisers to adjust for differences between the comparable sales and income data available. Such adjustments can be significant and thus will typically result in a Level 3 classification of the inputs for determining fair value.

Other real estate: At the time of acquisition, other real estate is recorded at fair value, less estimated costs to sell, which becomes the property's new basis. Subsequent write-downs to reflect declines in value since the time of acquisition may occur from time to time and are recorded in other expense in the Consolidated Statements of Operations. The fair value of the property used at and subsequent to the time of acquisition is typically determined by a third party appraisal of the property. These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the independent appraisers to adjust for differences between the comparable sales and income data available. Such adjustments can be significant and typically result in a Level 3 classification of the inputs for determining fair value.

Appraisals for both collateral-dependent impaired loans and other real estate owned are performed by certified general appraisers (for commercial properties) or certified residential appraisers (for residential properties) whose qualifications and licenses have been reviewed and verified by us. Once received, an independent third party (for commercial properties over $0.25 million) or a member of our special assets group (for commercial properties under $0.25 million and retail properties) reviews the assumptions and approaches utilized in the appraisal as well as the overall resulting fair value in comparison with independent data sources such as recent market data or industry-wide statistics. On an annual basis, we compare the actual selling price of collateral that has been sold to the most recent appraised value to determine what additional adjustment, if any, should be made to the appraisal value to arrive at fair value. For commercial properties we typically do not discount an appraisal while for retail properties we generally discount the value by 5%. In addition, we will adjust the appraised values for expected liquidation costs including sales commissions and transfer taxes.

Capitalized mortgage loan servicing rights: The fair value of capitalized mortgage loan servicing rights is based on a valuation model used by an independent third party that calculates the present value of estimated net servicing income. The valuation model incorporates assumptions that market participants would use in estimating future net servicing income. Since the secondary servicing market has not been active since the later part of 2009, model assumptions are generally unobservable and are based upon the best information available including data relating to our own servicing portfolio, reviews of mortgage servicing assumption and valuation surveys and input from various mortgage servicers and, therefore, are recorded as nonrecurring Level 3. Management evaluates the third party valuation for reasonableness each quarter as part of our financial reporting control processes.

Derivatives – The fair value of interest rate swap agreement is determined using a discounted cash flow model whose significant fair value inputs can generally be verified and do not typically involve judgment by management (recurring Level 2). The fair value of the Amended Warrant is determined using a simulation analysis which considers potential outcomes for a large number of independent scenarios regarding the future prices of our common stock and uses several unobservable variables (recurring Level 3).

Assets and liabilities measured at fair value, including financial assets for which we have elected the fair value option, are summarized below:

	Fair Value Measure- ments	Fair Value Measurements Using
		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Un- observable Inputs (Level 3)
	(In thousands)
December 31, 2012:
Measured at Fair Value on a Recurring Basis:
Assets
Trading securities	$110	$110	$-	$-
Securities available for sale
U.S. agency	30,667	-	30,667	-
U.S. agency residential mortgage-backed	127,412	-	127,412	-
Private label residential mortgage-backed	8,194	-	8,194	-
Obligations of states and political subdivisions	39,051	-	39,051	-
Trust preferred	3,089	-	3,089	-
Loans held for sale	47,487	-	47,487	-
Derivatives (1)	1,368	-	1,368	-
Liabilities
Derivatives (2)	1,320	-	861	459

Measured at Fair Value on a Non-recurring basis:
Assets
Capitalized mortgage loan servicing rights (3)	8,814	-	-	8,814
Impaired loans (4)
Commercial
Income producing - real estate	3,727	-	-	3,727
Land, land development & construction-real estate	2,882	-	-	2,882
Commercial and industrial	6,581	-	-	6,581
Mortgage
1-4 Family	2,694	-	-	2,694
Resort Lending	380	-	-	380
Other real estate (5)
Commercial
Income producing - real estate	86	-	-	86
Land, land development & construction-real estate	3,190	-	-	3,190
Mortgage
1-4 Family	405	-	-	405
Resort Lending	3,535	-	-	3,535
Installment
Home equity installment - 1st lien	59	-	-	59
Loans held for sale relating to branch sale	3,292	-	3,292	-

(1)	Included in accrued income and other assets
(2)	Included in accrued expenses and other liabilities
(3)	Only includes servicing rights that are carried at fair value due to recognition of a valuation allowance.
(4)	Only includes impaired loans with specific loss allocations based on collateral value.
(5)	Only includes other real estate with subsequent write downs to fair value.

		Fair Value Measurements Using
	Fair Value Measure- ments	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Un- observable Inputs (Level 3)
	(In thousands)
December 31, 2011:
Measured at Fair Value on a Recurring Basis:
Assets
Trading securities	$77	$77	$-	$-
Securities available for sale
U.S. agency	25,017	-	25,017	-
U.S. agency residential mortgage-backed	94,206	-	94,206	-
Private label residential mortgage-backed	8,268	-	8,268	-
Obligations of states and political subdivisions	27,317	-	27,317	-
Trust preferred	2,636	-	2,636	-
Loans held for sale	44,801	-	44,801	-
Derivatives (1)	857	-	857	-
Liabilities
Derivatives (2)	1,883	-	1,709	174

Measured at Fair Value on a Non-recurring basis:
Assets
Capitalized mortgage loan servicing rights (3)	11,004	-	-	11,004
Impaired loans (4)
Commercial
Income producing - real estate	8,022	-	-	8,022
Land, land development & construction-real estate	5,702	-	-	5,702
Commercial and industrial	5,613	-	-	5,613
Mortgage
1-4 Family	3,263	-	-	3,263
Resort Lending	1,064	-	-	1,064
Other real estate (5)
Commercial
Income producing - real estate	1,388	-	-	1,388
Land, land development & construction-real estate	7,512	-	-	7,512
Commercial and industrial	497	-	-	497
Mortgage
1-4 Family	2,079	-	-	2,079
Resort Lending	5,297	-	-	5,297
Home equity line of credit - 1st lien	53	-	-	53
Installment
Home equity installment - 1st lien	100	-	-	100

(1)	Included in accrued income and other assets
(2)	Included in accrued expenses and other liabilities
(3)	Only includes servicing rights that are carried at fair value due to recognition of a valuation allowance.
(4)	Only includes impaired loans with specific loss allocations based on collateral value.
(5)	Only includes other real estate with subsequent write downs to fair value.

There were no transfers between Level 1 and Level 2 during the years ended December 31, 2012 and 2011.

Changes in fair values for financial assets which we have elected the fair value option for the years ended December 31 are as follows:

	Net Gains (Losses) on Assets		Total Change in Fair Values Included in Current Period
	Securities	Loans	Earnings
	(In thousands)

2012
Trading securities	$33	$-	$33
Loans held for sale	-	440	440

2011
Trading securities	$45	$-	$45
Loans held for sale	-	1,503	1,503

2010
Trading securities	$(22)	$-	$(22)
Loans held for sale	-	(378)	(378)

For those items measured at fair value pursuant to our election of the fair value option, interest income is recorded within the Consolidated Statements of Operations based on the contractual amount of interest income earned on these financial assets and dividend income is recorded based on cash dividends and also recorded in interest income.

The following represent impairment charges recognized during the years ended December 31, 2012, 2011 and 2010 relating to assets measured at fair value on a non-recurring basis:

●
Capitalized mortgage loan servicing rights, whose individual strata are measured at fair value had a carrying amount of $8.8 million which is net of a valuation allowance of $6.1 million at December 31, 2012 and had a carrying amount of $11.0 million which is net of a valuation allowance of $6.5 million at December 31, 2011. A recovery (charge) of $0.5 million, $(3.3) million and $(0.9) million was included in our results of operations for the years ending December 31, 2012, 2011 and 2010, respectively.

●
Loans which are measured for impairment using the fair value of collateral for collateral dependent loans, had a carrying amount of $22.8 million, with a valuation allowance of $6.5 million at December 31, 2012 and had a carrying amount of $33.9 million, with a valuation allowance of $10.3 million at December 31, 2011. An additional provision for loan losses relating to impaired loans of $2.0 million, $8.9 million and $12.0 million was included in our results of operations for the years ending December 31, 2012, 2011 and 2010, respectively.

●
Other real estate, which is measured using the fair value of the property, had a carrying amount of $7.3 million which is net of a valuation allowance of $6.0 million at December 31, 2012 and a carrying amount of $16.9 million which is net of a valuation allowance of $14.7 million at December 31, 2011. An additional charge relating to ORE measured at fair value of $1.5 million, $5.4 million and $6.2 million was included in our results of operations during the years ended December 31, 2012, 2011 and 2010, respectively.

A reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, follows:

	(Liability)
	Amended Warrant
	2012	2011
	(In thousands)
Beginning balance	$(174)	$(1,311)
Total gains (losses) realized and unrealized:
Included in results of operations	(285)	1,137
Included in other comprehensive income	-	-
Purchases, issuances, settlements, maturities and calls	-	-
Transfers in and/or out of Level 3	-	-
Ending balance	$(459)	$(174)

Amount of total gains (losses) for the year included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at December 31	$(285)	$1,137

During 2010, we entered into an amended and restated warrant with the UST that would allow them to purchase our common stock at a fixed price (see Note #12). Because of certain anti-dilution features included in the Amended Warrant, it is not considered to be indexed to our common stock and is therefore accounted for as a derivative instrument (see Note #16). Any change in value of this warrant is recorded in other income in our Consolidated Statements of Operations.

The fair value of the Amended Warrant is determined using a simulation analysis which considers potential outcomes for a large number of independent scenarios regarding the future prices of our common stock. The simulation analysis relies on a binomial lattice model, a standard technique usually applied to the valuation of stock options. The binomial lattice maps out possible price paths of our common stock, the underlying asset of the Amended Warrant. The simulation is based on a 500-step lattice covering the term of the Amended Warrant. The binomial lattice requires specification of 14 variables, of which several are unobservable in the market.

Quantitative information about the Amended Warrant at December 31, 2012 and 2011 follows:

	(Liability) Fair	Valuation	Unobservable	Unobservable Input Values December 31,
	Value	Technique	Inputs	2012	2011
	(Dollars in thousands)

Amended Warrant	$(459)	Binomial Lattice Model	Probability of non- permitted equity raise	0.5%	1.0%
			Expected discount to stock price in an equity raise	10.0%	10.0%
			Dollar amount of expected capital raise	$100 Million	$100 Million
			Expected time of non- permitted equity raise	April, 2013	April, 2013

The significant unobservable inputs used in the fair value measurement of the Company's amended warrant are probability of a non-permitted capital raise, expected discount to stock price in an equity raise, dollar amount of expected capital raise and expected time of equity raise. Significant increases/(decreases) in any of those inputs in isolation would result in a significantly lower (higher) fair value measurement. Generally, a change in the assumption used for the probability of a non-permitted capital raise and dollar amount of equity raise is accompanied by a directionally consistent change in fair value and a directionally opposite change in the assumption used for expected discount to stock price in an equity raise and expected time of equity raise.

Quantitative information about Level 3 fair value measurements measured on a non-recurring basis at December 31, 2012 follows:

	Asset (Liability) Fair Value	Valuation Technique	Unobservable Inputs	Weighted Average
	(Dollars in thousands)

Capitalized mortgage loan servicing rights	$8,814	Present value of net servicing revenue	Discount rate	11.00%
			Cost to service	$83
			Ancillary income	43
			Float rate	0.84%
Impaired loans
Commercial	13,190	Sales comparison approach	Adjustment for differences between comparable sales	16.7%
		Income approach	Capitalization rate	10.8
Mortgage	3,074	Sales comparison approach	Adjustment for differences between comparable sales	9.5
Other real estate
Commercial	3,276	Sales comparison approach	Adjustment for differences between comparable sales	(12.4)
		Income approach	Capitalization rate	12.3
Mortgage and Installment	3,999	Sales comparison approach	Adjustment for differences between comparable sales	(6.3)

The following table reflects the difference between the aggregate fair value and the aggregate remaining contractual principal balance outstanding for loans held for sale for which the fair value option has been elected at December 31.

	Aggregate Fair Value	Difference	Contractual Principal
	(In thousands)
Loans held for sale
2012	$47,487	$1,843	$45,644
2011	44,801	1,403	43,398
2010	50,098	(100)	50,198

FAIR VALUES OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2012
FAIR VALUES OF FINANCIAL INSTRUMENTS [Abstract]
FAIR VALUES OF FINANCIAL INSTRUMENTS
NOTE 23 — FAIR VALUES OF FINANCIAL INSTRUMENTS

Most of our assets and liabilities are considered financial instruments. Many of these financial instruments lack an available trading market and it is our general practice and intent to hold the majority of our financial instruments to maturity. Significant estimates and assumptions were used to determine the fair value of financial instruments. These estimates are subjective in nature, involving uncertainties and matters of judgment, and therefore, fair values cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

Estimated fair values have been determined using available data and methodologies that are considered suitable for each category of financial instrument. For instruments with adjustable-interest rates which reprice frequently and without significant credit risk, it is presumed that estimated fair values approximate the recorded book balances.

Cash and due from banks and interest bearing deposits: The recorded book balance of cash and due from banks and interest bearing deposits approximate fair value and are classified as Level 1.
Securities: Financial instrument assets actively traded in a secondary market have been valued using quoted market prices. Trading securities are classified as Level 1 while securities available for sale are classified as Level 2 as described in Note #22.

Federal Home Loan Bank and Federal Reserve Bank Stock: It is not practicable to determine the fair value of FHLB and FRB Stock due to restrictions placed on transferability.

Net loans and loans held for sale: The fair value of loans is calculated by discounting estimated future cash flows using estimated market discount rates that reflect credit and interest-rate risk inherent in the loans resulting in a Level 3 classification. Impaired loans are valued at the lower of cost or fair value as described in Note #22. Loans held for sale are classified as Level 2 as described in Note #22.

Accrued interest receivable and payable: The recorded book balance of accrued interest receivable and payable approximate fair value and are classified at the same Level as the asset and liability they are associated with.

Derivative financial instruments: Interest rate swaps have principally been valued based on the discounted value of contractual cash flows using a discount rate approximating current market rates and are classified as Level 2 as described in Note #22 and the Amended Warrant has been valued based on a simulation analysis which considers potential outcomes for a large number of independent scenarios and is classified as Level 3 as described in Note #22.

Deposits: Deposits without a stated maturity, including demand deposits, savings, NOW and money market accounts, have a fair value equal to the amount payable on demand. Each of these instruments is classified as Level 1. Deposits with a stated maturity, such as certificates of deposit have been valued based on the discounted value of contractual cash flows using a discount rate approximating current market rates for liabilities with a similar maturity resulting in a Level 2 classification.

Other borrowings: Other borrowings have been valued based on the discounted value of contractual cash flows using a discount rate approximating current market rates for liabilities with a similar maturity resulting in a Level 2 classification.

Subordinated debentures: Subordinated debentures have generally been valued based on a quoted market price of the specific or similar instruments resulting in a Level 1 or Level 2 classification.
The estimated fair values and recorded book balances at December 31 follow:

	December 31, 2012
			Fair Value Measurements Using
	Recorded Book Balance	Fair Value Measure-ments	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Un-observable Inputs (Level 3)
	(In thousands)
Assets
Cash and due from banks	$55,487	$55,487	$55,487	$-	$-
Interest bearing deposits	124,295	124,295	124,295	-	-
Trading securities	110	110	110	-	-
Securities available for sale	208,413	208,413	-	208,413	-
Federal Home Loan Bank and Federal Reserve Bank Stock	20,838	NA	NA	NA	NA
Net loans and loans held for sale	1,425,643	1,400,385	-	50,779	1,349,606
Accrued interest receivable	5,814	5,814	102	934	4,778
Derivative financial instruments	1,368	1,368	-	1,368	-

Liabilities
Deposits with no stated maturity	$1,360,609	$1,360,609	$1,360,609	$-	$-
Deposits with stated maturity	418,928	420,374	-	420,374	-
Other borrowings	17,625	21,463	-	21,463	-
Subordinated debentures	50,175	42,235	7,956	34,279	-
Accrued interest payable	7,197	7,197	2,942	4,255	-
Derivative financial instruments	1,320	1,320	-	861	459

	December 31, 2011
	Recorded Book Balance	Estimated Fair Value
	(In thousands)
Assets
Cash and due from banks	$62,777	$62,777
Interest bearing deposits	278,331	278,331
Trading securities	77	77
Securities available for sale	157,444	157,444
Federal Home Loan Bank and Federal Reserve Bank Stock	20,828	NA
Net loans and loans held for sale	1,562,525	1,475,738
Accrued interest receivable	6,243	6,243
Derivative financial instruments	857	857

Liabilities
Deposits with no stated maturity	$1,517,321	$1,517,321
Deposits with stated maturity	568,804	571,552
Other borrowings	33,387	37,907
Subordinated debentures	50,175	16,138
Accrued interest payable	5,106	5,106
Derivative financial instruments	1,883	1,883

The fair values for commitments to extend credit and standby letters of credit are estimated to approximate their aggregate book balances, which are nominal and therefore are not disclosed.

Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale the entire holdings of a particular financial instrument.

Fair value estimates are based on existing on- and off-balance sheet financial instruments without attempting to estimate the value of anticipated future business, the value of future earnings attributable to off-balance sheet activities and the value of assets and liabilities that are not considered financial instruments.

Fair value estimates for deposit accounts do not include the value of the core deposit intangible asset resulting from the low-cost funding provided by the deposit liabilities compared to the cost of borrowing funds in the market.

OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2012
OPERATING SEGMENTS [Abstract]
OPERATING SEGMENTS
NOTE 24 — OPERATING SEGMENTS

Our reportable segments are based upon legal entities. We have two reportable segments: Independent Bank ("IB") and Mepco. The accounting policies of the segments are the same as those described in Note 1 to the consolidated financial statements. We evaluate performance based principally on net income (loss) of the respective reportable segments.

In the normal course of business, our IB segment provides funding to our Mepco segment through an intercompany line of credit priced at the prime rate of interest as published in the Wall Street Journal. Our IB segment also provides certain administrative services to our Mepco segment which reimburses at an agreed upon rate. These intercompany transactions are eliminated upon consolidation. The only other material intersegment balances and transactions are investments in subsidiaries at the parent entities and cash balances on deposit at our IB segment.

A summary of selected financial information for our reportable segments follows:

	IB	Mepco	Other(1)	Elimination(2)	Total
	(In thousands)

2012
Total assets	$1,885,807	$135,447	$192,343	$(189,730)	$2,023,867
Interest income	84,760	14,638	-	-	99,398
Net interest income	77,919	11,115	(2,779)	-	86,255
Provision for loan losses	6,895	(8)	-	-	6,887
Income (loss) before income tax	27,379	2,591	(3,677)	(95)	26,198
Net income (loss)	28,260	1,710	(3,677)	(95)	26,198

2011
Total assets	$2,132,736	$172,007	$157,251	$(154,588)	$2,307,406
Interest income	93,310	21,452	-	-	114,762
Net interest income	81,224	16,074	(2,729)	-	94,569
Provision for loan losses	27,972	(26)	-	-	27,946
Loss before income tax	(11,137)	(6,694)	(2,486)	(95)	(20,412)
Net loss	(12,768)	(4,849)	(2,488)	(95)	(20,200)

2010
Total assets	$2,270,881	$265,201	$176,740	$(177,574)	$2,535,248
Interest income	111,470	37,381	-	-	148,851
Net interest income	87,521	28,602	(4,470)	-	111,653
Provision for loan losses	47,093	(328)	-	-	46,765
Income (loss) before income tax	(27,763)	(2,264)	11,823	(95)	(18,299)
Net income (loss)	(27,049)	(1,388)	11,823	(95)	(16,709)

___________
(1)	Includes amounts relating to our parent company and certain insignificant operations. Net income in 2010 includes parent company's $18.1 million gain on extinguishment of debt.
(2)	Includes parent company's investment in subsidiaries and cash balances maintained at subsidiary.

ACCUMULATED OTHER COMPREHENSIVE INCOME	12 Months Ended
Dec. 31, 2012
ACCUMULATED OTHER COMPREHENSIVE INCOME [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME
NOTE 25 — ACCUMULATED OTHER COMPREHENSIVE INCOME

A summary of accumulated other comprehensive at December 31 follows:

	2012	2011	2010
	(In thousands)
Unrealized losses on available for sale securities	$(516)	$(3,579)	$(4,448)
Disproportionate tax effects from securities available for sale	(5,617)	(5,617)	(5,313)
Unrealized losses on cash flow hedges	(739)	(1,103)	(1,420)
Unrealized losses on settled derivatives	-	(436)	(1,095)
Disproportionate tax effects from cash flow hedges	(1,186)	(1,186)	(844)
Total	$(8,058)	$(11,921)	$(13,120)

INDEPENDENT BANK CORPORATION (PARENT COMPANY ONLY) FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2012
INDEPENDENT BANK CORPORATION (PARENT COMPANY ONLY) FINANCIAL INFORMATION [Abstract]
INDEPENDENT BANK CORPORATION (PARENT COMPANY ONLY) FINANCIAL INFORMATION
NOTE 26 — INDEPENDENT BANK CORPORATION (PARENT COMPANY ONLY) FINANCIAL INFORMATION

Presented below are condensed financial statements for our parent company.

CONDENSED STATEMENTS OF FINANCIAL CONDITION

	December 31,
	2012	2011
	(In thousands)
ASSETS
Cash and due from banks	$3,788	$2,138
Investment in subsidiaries	187,890	154,494
Other assets	665	619
Total Assets	$192,343	$157,251

LIABILITIES AND SHAREHOLDERS' EQUITY
Subordinated debentures	$50,175	$50,175
Other liabilities	7,635	4,986
Shareholders' equity	134,533	102,090
Total Liabilities and Shareholders' Equity	$192,343	$157,251

CONDENSED STATEMENTS OF OPERATIONS

	Year Ended December 31,
	2012	2011	2010
	(In thousands)
OPERATING INCOME

(Increase) decrease in fair value of U.S. Treasury warrant	$(285)	$1,137	$393
Gain on extinguishment of debt	-	-	18,066
Other income	70	64	107
Total Operating Income	(215)	1,201	18,566

OPERATING EXPENSES
Interest expense	2,779	2,729	4,470
Administrative and other expenses	683	958	2,273
Total Operating Expenses	3,462	3,687	6,743
Income (Loss) Before Income Tax and Equity in Undistributed
Net Income (Loss) of Subsidiaries	(3,677)	(2,486)	11,823
Income tax credit	-	(2)	-
Income (Loss) Before Equity in Undistributed Net
Income (Loss) of Subsidiaries	(3,677)	(2,488)	11,823
Equity in undistributed net income (loss) of subsidiaries	29,875	(17,712)	(28,532)
Net Income (Loss)	$26,198	$(20,200)	$(16,709)

CONDENSED STATEMENTS OF CASH FLOWS

	Year Ended December 31,
	2012	2011	2010
	(In thousands)
Net Loss	$26,198	$(20,200)	$(16,709)
ADJUSTMENTS TO RECONCILE NET INCOME (LOSS) TO NET CASH USED IN OPERATING ACTIVITIES
Share based compensation	184	157	-
Gain on extinguishment of debt		-	(18,066)
Depreciation, amortization of intangible assets and premiums, and accretion of discounts on securities and loans	-	1	2
Increase in other assets	(46)	(92)	(618)
Increase (decrease) in other liabilities	2,945	(2,404)	1,977
Equity in undistributed net loss of subsidiaries operations	(29,875)	17,712	28,532
Total Adjustments	(26,792)	15,374	11,827
Net Cash Used in Operating Activities	(594)	(4,826)	(4,882)

CASH FLOW FROM (USED IN) FINANCING ACTIVITIES
Proceeds from issuance of common stock	2,244	2,245	1,118
Extinguishment of debt, net	-	-	(1,005)
Net Cash From Financing Activities	2,244	2,245	113
Net Increase (Decrease) in Cash and Cash Equivalents	1,650	(2,581)	(4,769)
Cash and Cash Equivalents at Beginning of Year	2,138	4,719	9,488
Cash and Cash Equivalents at End of Year	$3,788	$2,138	$4,719

BRANCH SALE	12 Months Ended
Dec. 31, 2012
BRANCH SALE [Abstract]
BRANCH SALE
NOTE 27 – BRANCH SALE

On December 7, 2012 we sold 21 branches to another financial institution (the "Branch Sale"). The branches sold included six branch locations in the Battle Creek, Michigan market area and 15 branch locations in Northeast Michigan.

The Branch Sale resulted in the transfer of approximately $403.1 million of deposits in exchange for our receipt of a deposit premium of approximately $11.5 million. We also sold approximately $48.0 million of loans at a discount of 1.75% and premises and equipment totaling approximately $8.1 million. The Branch Sale also resulted in our transfer of $336.1 million of cash to the purchaser. We recorded a net gain on the Branch Sale of approximately $5.4 million. This gain is net of an allocation of $2.6 million of existing core deposit intangibles, a $2.5 million loss on the sale of premises and equipment, a $0.2 million loss on the sale of loans and $0.8 million in transaction and other related net costs.

A summary of loans sold and deposits transferred follows:

(In thousands)
Loans:
Commercial	$27,083
Mortgage	8,074
Installment	12,797
Total loans	47,954
Allowance for loan losses	(610)
Net loans	$47,344

Deposits
Non-interest bearing	$71,718
Savings and interest bearing-checking	217,264
Retail time	114,107
Total deposits	403,089

ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
ACCOUNTING POLICIES [Abstract]
PRINCIPLES OF CONSOLIDATION
PRINCIPLES OF CONSOLIDATION — The consolidated financial statements include the accounts of Independent Bank Corporation and its subsidiaries. The income, expenses, assets and liabilities of the subsidiaries are included in the respective accounts of the consolidated financial statements, after elimination of all material intercompany accounts and transactions.

STATEMENTS OF CASH FLOWS
STATEMENTS OF CASH FLOWS — For purposes of reporting cash flows, cash and cash equivalents include cash on hand, amounts due from banks, interest bearing deposits and federal funds sold. Generally, federal funds are sold for one-day periods. We report net cash flows for customer loan and deposit transactions, for short-term borrowings and for vehicle service contract counterparty payables.

INTEREST BEARING DEPOSITS	INTEREST BEARING DEPOSITS – Interest bearing deposits consist of overnight deposits with the Federal Reserve Bank ("FRB").
LOANS HELD FOR SALE
LOANS HELD FOR SALE — Loans held for sale are primarily carried at fair value at December 31, 2012 and 2011. Fair value adjustments as well as realized gains and losses, are recorded in current earnings. Certain loans held for sale at December 31, 2012 relating to our branch sale [see note #27] are carried at the lower of cost or market.

MORTGAGE LOAN SERVICING RIGHTS
MORTGAGE LOAN SERVICING RIGHTS— We recognize as separate assets the rights to service mortgage loans for others. The fair value of originated mortgage loan servicing rights has been determined based upon fair value indications for similar servicing. The mortgage loan servicing rights are amortized in proportion to and over the period of estimated net loan servicing income. We assess mortgage loan servicing rights for impairment based on the fair value of those rights. For purposes of measuring impairment, the characteristics used include interest rate, term and type. Amortization of and changes in the impairment reserve on originated mortgage loan servicing rights are included in mortgage loan servicing in the Consolidated Statements of Operations. The fair values of mortgage loan servicing rights are subject to significant fluctuations as a result of changes in estimated and actual prepayment speeds and default rates and losses. Mortgage loan servicing income is recorded for fees earned for servicing loans previously sold. The fees are generally based on a contractual percentage of the outstanding principal and are recorded as income when earned. Mortgage loan servicing fees, excluding amortization of and changes in the impairment reserve on originated mortgage loan servicing rights, totaled $4.4 million, $4.4 million and $4.2 million for the years ended December 31, 2012, 2011 and 2010, respectively. Late fees and ancillary fees related to loan servicing are not material.

TRANSFERS OF FINANCIAL ASSETS
TRANSFERS OF FINANCIAL ASSETS — Transfers of financial assets are accounted for as sales, when control over the assets has been relinquished. Control over transferred assets is deemed to be surrendered when the assets have been isolated from us, the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and we do not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

SECURITIES
SECURITIES — We classify our securities as trading, held to maturity or available for sale. Trading securities are bought and held principally for the purpose of selling them in the near term and are reported at fair value with realized and unrealized gains and losses included in earnings. Securities held to maturity represent those securities for which we have the positive intent and ability to hold until maturity and are reported at cost, adjusted for amortization of premiums and accretion of discounts computed on the level-yield method. We did not have any securities held to maturity at December 31, 2012 and 2011. Securities available for sale represent those securities not classified as trading or held to maturity and are reported at fair value with unrealized gains and losses, net of applicable income taxes reported in other comprehensive income (loss).

We evaluate securities for OTTI at least on a quarterly basis and more frequently when economic or market conditions warrant such an evaluation. In performing this evaluation management considers (1) the length of time and extent that fair value has been less than cost, (2) the financial condition and near term prospects of the issuer, (3) the impact of changes in market interest rates on the market value of the security and (4) an assessment of whether we intend to sell, or it is more likely than not that we will be required to sell a security in an unrealized loss position before recovery of its amortized cost basis. For securities that do not meet the aforementioned recovery criteria, the amount of impairment recognized in earnings is limited to the amount related to credit losses, while impairment related to other factors is recognized in other comprehensive income or loss. The credit loss is defined as the difference between the present value of the cash flows expected to be collected and the amortized cost basis.

Gains and losses realized on the sale of securities available for sale are determined using the specific identification method and are recognized on a trade-date basis. Premiums and discounts are recognized in interest income computed on the level-yield method.

LOAN REVENUE RECOGNITION
LOAN REVENUE RECOGNITION — Interest on loans is accrued based on the principal amounts outstanding. In general the accrual of interest income is discontinued when a loan becomes 90 days past due for commercial loans and installment loans and when a loan misses four consecutive payments for mortgage loans and the borrower's capacity to repay the loan and collateral values appear insufficient for each loan class. However, loans may be placed on non-accrual status regardless of whether or not such loans are considered past due if, in management's opinion, the borrower is unable to meet payment obligations as they become due or as required by regulatory provisions. All interest accrued but not received for all loans placed on non-accrual is reversed from interest income. Payments on such loans are generally applied to the principal balance until qualifying to be returned to accrual status. A non-accrual loan may be restored to accrual status when interest and principal payments are current and the loan appears otherwise collectible. Delinquency status for all classes in the commercial and installment loan segments is based on the actual number of days past due as required by the contractual terms of the loan agreement while delinquency status for mortgage loan segment classes is based on the number of payments past due.

Certain loan fees and direct loan origination costs are deferred and recognized as an adjustment of yield generally over the contractual life of the related loan. Fees received in connection with loan commitments are deferred until the loan is advanced and are then recognized generally over the contractual life of the loan as an adjustment of yield. Fees on commitments that expire unused are recognized at expiration. Fees received for letters of credit are recognized as revenue over the life of the commitment.

PAYMENT PLAN RECEIVABLE REVENUE RECOGNITION
PAYMENT PLAN RECEIVABLE REVENUE RECOGNITION — Payment plan receivables are acquired by our Mepco segment at a discount and reported net of this discount in the Consolidated Statements of Financial Condition. This discount is accreted into interest and fees on loans over the life of the receivable computed on a level-yield method. All classes of payment plan receivables that have been canceled and are 90 days or more past due as required by the contractual terms of the payment plan are classified as non-accrual.

ALLOWANCE FOR LOAN LOSSES
ALLOWANCE FOR LOAN LOSSES — Portfolios are disaggregated into segments for purposes of determining the allowance for loan losses ("AFLL") which include commercial, mortgage and installment loans and payment plan receivables. These segments are further disaggregated into classes for purposes of monitoring and assessing credit quality based on certain risk characteristics. Classes within the commercial loan segment include (i) income producing – real estate, (ii) land, land development and construction – real estate and (iii) commercial and industrial. Classes within the mortgage loan segment include (i) 1-4 family, (ii) resort lending, (iii) home equity line of credit – 1st lien and (iv) home equity line of credit 2nd lien. Classes within the installment loan segment include (i) home equity installment – 1st lien, (ii) home equity installment – 2nd lien, (iii) loans not secured by real estate and (iv) other. Classes within the payment plan receivables segment include (i) full refund, (ii) partial refund and (iii) other. Commercial loans are subject to adverse market conditions which may impact the borrower's ability to make repayment on the loan or could cause a decline in the value of the collateral that secures the loan. Mortgage and installment loans and payment plan receivables are subject to adverse employment conditions in the local economy which could increase default rates. In addition, mortgage loans and real estate based installment loans are subject to adverse market conditions which could cause a decline in the value of collateral that secures the loan. For an analysis of the AFLL by portfolio segment and credit quality information by class, see Note #4.

Some loans will not be repaid in full. Therefore, an AFLL is maintained at a level which represents our best estimate of losses incurred. In determining the allowance and the related provision for loan losses, we consider four principal elements: (i) specific allocations based upon probable losses identified during the review of the loan portfolio, (ii) allocations established for other adversely rated commercial loans, (iii) allocations based principally on historical loan loss experience, and (iv) additional allocations based on subjective factors, including local and general economic business factors and trends, portfolio concentrations and changes in the size and/or the general terms of the loan portfolios.

The first AFLL element (specific allocations) reflects our estimate of probable incurred losses based upon our systematic review of specific loans. These estimates are based upon a number of objective factors, such as payment history, financial condition of the borrower, discounted collateral exposure and discounted cash flow analysis. Impaired commercial, mortgage and installment loans are allocated allowance amounts using this first element. The second AFLL element (other adversely rated commercial loans) reflects the application of our loan rating system. This rating system is similar to those employed by state and federal banking regulators. Commercial loans that are rated below a certain predetermined classification are assigned a loss allocation factor for each loan classification category that is based upon a historical analysis of both the probability of default and the expected loss rate ("loss given default"). The lower the rating assigned to a loan or category, the greater the allocation percentage that is applied. The third AFLL element (historical loss allocations) is determined by assigning allocations to higher rated ("non-watch credit") commercial loans using a probability of default and loss given default similar to the second AFLL element and to homogenous mortgage and installment loan groups based upon borrower credit score and portfolio segment. For homogenous mortgage and installment loans a probability of default for each homogenous pool is calculated by way of credit score migration. Historical loss data for each homogenous pool coupled with the associated probability of default is utilized to calculate an expected loss allocation rate. The fourth AFLL element (additional allocations based on subjective factors) is based on factors that cannot be associated with a specific credit or loan category and reflects our attempt to ensure that the overall allowance for loan losses appropriately reflects a margin for the imprecision necessarily inherent in the estimates of expected credit losses. We consider a number of subjective factors when determining this fourth element, including local and general economic business factors and trends, portfolio concentrations and changes in the size, mix and the general terms of the overall loan portfolio.

Increases in the AFLL are recorded by a provision for loan losses charged to expense. Although we periodically allocate portions of the AFLL to specific loans and loan portfolios, the entire AFLL is available for incurred losses. We generally charge-off commercial, homogenous residential mortgage and installment loans and payment plan receivables when they are deemed uncollectible or reach a predetermined number of days past due based on loan product, industry practice and other factors. Collection efforts may continue and recoveries may occur after a loan is charged against the AFLL.

While we use relevant information to recognize losses on loans, additional provisions for related losses may be necessary based on changes in economic conditions, customer circumstances and other credit risk factors.

A loan is impaired when full payment under the loan terms is not expected. Generally, those loans included in each commercial loan class that are rated substandard, classified as non-performing or were classified as non-performing in the preceding quarter are evaluated for impairment. Those loans included in each mortgage loan or installment class whose terms have been modified and considered a troubled debt restructuring are also impaired. Loans which have been modified resulting in a concession, and which the borrower is experiencing financial difficulties, are considered troubled debt restructurings ("TDR") and classified as impaired. We measure our investment in an impaired loan based on one of three methods: the loan's observable market price, the fair value of the collateral or the present value of expected future cash flows discounted at the loan's effective interest rate. Large groups of smaller balance homogeneous loans, such as those loans included in each installment and mortgage loan class and each payment plan receivable class are collectively evaluated for impairment, and accordingly, they are not separately identified for impairment disclosures. TDR loans are measured at the present value of estimated future cash flows using the loan's effective interest rate at inception of the loan. If a TDR is considered to be a collateral dependent loan, the loan is reported net, at the fair value of collateral.

PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT — Property and equipment is stated at cost less accumulated depreciation and amortization. Depreciation and amortization is computed using both straight-line and accelerated methods over the estimated useful lives of the related assets. Buildings are generally depreciated over a period not exceeding 39 years and equipment is generally depreciated over periods not exceeding 7 years. Leasehold improvements are depreciated over the shorter of their estimated useful life or lease period.

BANK OWNED LIFE INSURANCE
BANK OWNED LIFE INSURANCE — We have purchased a group flexible premium non-participating variable life insurance contract on approximately 270 salaried employees in order to recover the cost of providing certain employee benefits. Bank owned life insurance is recorded at its cash surrender value or the amount that can be currently realized.

OTHER REAL ESTATE AND REPOSSESSED ASSETS
OTHER REAL ESTATE AND REPOSSESSED ASSETS — Other real estate at the time of acquisition is recorded at fair value, less estimated costs to sell, which becomes the property's new basis. Fair value is typically determined by a third party appraisal of the property. Any write-downs at date of acquisition are charged to the allowance for loan losses. Expense incurred in maintaining assets and subsequent write-downs to reflect declines in value and gains or losses on the sale of other real estate are recorded in the Consolidated Statements of Operations. Non-real estate repossessed assets are treated in a similar manner.

OTHER INTANGIBLE ASSETS
OTHER INTANGIBLE ASSETS — Other intangible assets consist of core deposits. They are initially measured at fair value and then are amortized on both straight-line and accelerated methods over their estimated useful lives, which range from 10 to 15 years.

VEHICLE SERVICE CONTRACT COUNTERPARTY RECEIVABLES, NET
VEHICLE SERVICE CONTRACT COUNTERPARTY RECEIVABLES, NET — These amounts represent funds due to Mepco from its counterparties for cancelled service contracts. Upon the cancellation of a service contract and the completion of the billing process to the counterparties for amounts due to Mepco, there is a decrease in the amount of "payment plan receivables" and an increase in the amount of "vehicle service contract counterparty receivables" until such time as the amount due from the counterparty is collected.

INCOME TAXES
INCOME TAXES — We employ the asset and liability method of accounting for income taxes. This method establishes deferred tax assets and liabilities for the temporary differences between the financial reporting basis and the tax basis of our assets and liabilities at tax rates expected to be in effect when such amounts are realized or settled. Under this method, the effect of a change in tax rates is recognized in the period that includes the enactment date. The deferred tax asset is subject to a valuation allowance for that portion of the asset for which it is more likely than not that it will not be realized.

A tax position is recognized as a benefit only if it is "more likely than not" that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination.

We recognize interest and/or penalties related to income tax matters in income tax expense.

We file a consolidated federal income tax return. Intercompany tax liabilities are settled as if each subsidiary filed a separate return.

VEHICLE SERVICE CONTRACT COUNTERPARTY PAYABLES
VEHICLE SERVICE CONTRACT COUNTERPARTY PAYABLES — Vehicle service contract counterparty payables represent amounts owed to insurance companies or other counterparties for vehicle service contract payment plans purchased by us. The vehicle service contract counterparty payable becomes due in accordance with the terms of the specific contract between Mepco and the counterparty. Typically these terms require payment after Mepco has received one or two payments from the consumer on the payment plan receivable.

COMMITMENTS TO EXTEND CREDIT AND RELATED FINANCIAL INSTRUMENTS
COMMITMENTS TO EXTEND CREDIT AND RELATED FINANCIAL INSTRUMENTS— Financial instruments may include commitments to extend credit and standby letters of credit. Financial instruments involve varying degrees of credit and interest-rate risk in excess of amounts reflected in the Consolidated Statements of Financial Condition. Exposure to credit risk in the event of non-performance by the counterparties to the financial instruments for loan commitments to extend credit and letters of credit is represented by the contractual amounts of those instruments. In general, we use a similar methodology to estimate our liability for these off-balance sheet credit exposures as we do for our allowance for loan losses. For commercial related commitments, we estimate liability using our loan rating system and for mortgage and installment commitments we estimate liability principally upon historical loss experience. Our estimated liability for off balance sheet commitments is included in accrued expenses and other liabilities in our Consolidated Statements of Financial Condition and any charge or recovery is recorded in non-interest expenses in our Consolidated Statements of Operations.

DERIVATIVE FINANCIAL INSTRUMENTS
DERIVATIVE FINANCIAL INSTRUMENTS — We record derivatives on our Consolidated Statement of Financial Condition as assets and liabilities measured at their fair value. The accounting for increases and decreases in the value of derivatives depends upon the use of derivatives and whether the derivatives qualify for hedge accounting.

At the inception of the derivative we designate the derivative as one of three types based on our intention and belief as to likely effectiveness as a hedge. These three types are (1) a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment ("Fair Value Hedge"), (2) a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability ("Cash Flow Hedge"), or (3) an instrument with no hedging designation. For a Fair Value Hedge, the gain or loss on the derivative, as well as the offsetting loss or gain on the hedged item, are recognized in current earnings as fair values change. We currently do not have any Fair Value Hedges. For a Cash Flow Hedge, the gain or loss on the derivative is reported in other comprehensive income and is reclassified into earnings in the same periods during which the hedged transaction affects earnings. For both types of hedges, changes in the fair value of derivatives that are not highly effective in hedging the changes in fair value or expected cash flows of the hedged item are recognized immediately in current earnings. Changes in the fair value of derivatives that do not qualify for hedge accounting are recorded currently in earnings.

Net cash settlements on derivatives that qualify for hedge accounting are recorded in interest expense. Net cash settlements on derivatives that do not qualify for hedge accounting are reported in non-interest income. Cash flows on hedges are classified in the cash flow statement the same as the cash flows of the items being hedged.

We formally document the relationship between derivatives and hedged items, as well as the risk-management objective and the strategy for undertaking hedge transactions at the inception of the hedging relationship. This documentation includes linking fair value or cash flow hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. We also assess, both at the hedge's inception and on an ongoing basis, whether the derivative instruments that are used are highly effective in offsetting changes in fair values or cash flows of the hedged items. We discontinue hedge accounting when it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of the hedged item, the derivative is settled or terminates, a hedged forecasted transaction is no longer probable, a hedged firm commitment is no longer firm, or treatment of the derivative as a hedge is no longer appropriate or intended.

When hedge accounting is discontinued, subsequent changes in fair value of the derivative are recorded currently in earnings. When a fair value hedge is discontinued, the hedged asset or liability is no longer adjusted for changes in fair value and the existing basis adjustment is amortized or accreted over the remaining life of the asset or liability. When a cash flow hedge is discontinued but the hedged cash flows or forecasted transactions are still expected to occur, gains or losses that were accumulated in other comprehensive income are amortized into earnings over the same periods which the hedged transactions will affect earnings.

COMPREHENSIVE INCOME (LOSS)
COMPREHENSIVE INCOME (LOSS) — Comprehensive income (loss) consists of net income (loss), unrealized gains and losses on securities available for sale and derivative instruments classified as cash flow hedges.

INCOME (LOSS) PER COMMON SHARE
INCOME (LOSS) PER COMMON SHARE — Basic income (loss) and diluted (loss) per common share are computed by dividing net income applicable to common stock by the weighted average number of common shares outstanding during the period and participating share awards. All outstanding unvested share-based payment awards that contain rights to nonforfeitable dividends are considered participating securities for this calculation. For diluted income per common share, net income is divided by the weighted average number of common shares outstanding during the period plus the dilutive effects of the assumed conversion of convertible preferred stock, assumed exercise of common stock warrants, assumed exercise of stock options, restricted stock units and stock units for a deferred compensation plan for non-employee directors. For any period in which a loss is recorded, dividends on convertible preferred stock are not added back in the diluted per share calculation and the assumed conversion of convertible preferred stock, assumed exercise of common stock warrants, assumed exercise of stock options, restricted stock units and stock units for a deferred compensation plan for non-employee directors would have an anti-dilutive impact on the loss per share and thus are ignored in the diluted per share calculation.

SHARE BASED COMPENSATION
SHARE BASED COMPENSATION — Cost is recognized for stock options and non-vested share awards issued to employees, based on the fair value of these awards at the date of grant. A Black-Scholes model is utilized to estimate the fair value of stock options, while the market price of our common stock at the date of grant is used for non-vested share awards. Cost is recognized over the required service period, generally defined as the vesting period. Cost is also recognized for salary stock issued to employees and stock issued to non-employee directors. These shares vest immediately and cost is recognized during the period they are issued.

COMMON STOCK
COMMON STOCK — At December 31, 2012, 0.1 million shares of common stock were reserved for issuance under the dividend reinvestment plan, 0.1 million shares of common stock were reserved for issuance under our long-term incentive plans and 2.8 million shares of common stock were reserved for issuance under an equity line agreement.

RECLASSIFICATION	RECLASSIFICATION — Certain amounts in the 2011 and 2010 consolidated financial statements have been reclassified to conform to the 2012 presentation.
ADOPTION OF NEW ACCOUNTING STANDARDS
ADOPTION OF NEW ACCOUNTING STANDARDS — In May 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2011-04, "Fair Value Measurement (Topic 820), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs". This ASU amended guidance that will result in common fair value measurement and disclosure requirements between U.S. GAAP and International Financial Reporting Standards ("IFRS"). Under the amended guidance, entities are required to expand disclosure for fair value instruments categorized within Level 3 of the fair value hierarchy to include (1) the valuation processes used; and (2) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs for recurring fair value measurements and the interrelationships between those unobservable inputs, if any. They are also required to disclose the categorization by level of the fair value hierarchy for items that are not measured at fair value in the Consolidated Statement of Financial Condition but for which the fair value is required to be disclosed (e.g. portfolio loans). This amended guidance became effective for us at January 1, 2012. The effect of adopting this standard did not have a material impact on our consolidated operating results or financial condition, but the additional disclosures are included in Notes #22 and #23.

In June 2011, the FASB issued ASU 2011-05, "Comprehensive Income (Topic 220)". This ASU amended guidance on the presentation requirements for comprehensive income. The amended guidance requires an entity to present total comprehensive income, the components of net income and the components of other comprehensive income on the face of the financial statements, either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The amended guidance did not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. This amended guidance became effective for us at January 1, 2012 and was applied retrospectively. The effect of adopting this standard did not have a material impact on our consolidated operating results or financial condition, but we have included separate Consolidated Statements of Comprehensive Income (Loss) immediately following our Consolidated Statements of Operations in our Consolidated Financial Statements.

SECURITIES (Tables)	12 Months Ended
Dec. 31, 2012
SECURITIES [Abstract]
Securities available for sale
Securities available for sale consist of the following at December 31:

	Amortized	Unrealized
	Cost	Gains	Losses	Fair Value
	(In thousands)
2012
U.S. agency	$30,620	$70	$23	$30,667
U.S. agency residential mortgage-backed	126,151	1,264	3	127,412
Private label residential mortgage-backed	9,070	-	876	8,194
Obligations of states and political subdivisions	38,384	736	69	39,051
Trust preferred	4,704	-	1,615	3,089
Total	$208,929	$2,070	$2,586	$208,413

2011
U.S. agency	$24,980	$58	$21	$25,017
U.S. agency residential mortgage-backed	93,415	1,007	216	94,206
Private label residential mortgage-backed	11,066	-	2,798	8,268
Obligations of states and political subdivisions	26,865	510	58	27,317
Trust preferred	4,697	-	2,061	2,636
Total	$161,023	$1,575	$5,154	$157,444

Investments in a continuous unrealized loss position
Our investments' gross unrealized losses and fair values aggregated by investment type and length of time that individual securities have been at a continuous unrealized loss position, at December 31 follows:

	Less Than Twelve Months		Twelve Months or More		Total
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
	(In thousands)

2012
U.S. agency	$8,097	$23	$-	$-	$8,097	$23
U.S. agency residential mortgage-backed	-	-	457	3	457	3
Private label residential mortgage-backed	-	-	8,192	876	8,192	876
Obligations of states and political subdivisions	7,384	69	-	-	7,384	69
Trust preferred	-	-	3,089	1,615	3,089	1,615
Total	$15,481	$92	$11,738	$2,494	$27,219	$2,586

2011
U.S. agency	$9,974	$21	$-	$-	$9,974	$21
U.S. agency residential mortgage-backed	42,500	216	-	-	42,500	216
Private label residential mortgage-backed	163	90	8,102	2,708	8,265	2,798
Obligations of states and political subdivisions	-	-	1,729	58	1,729	58
Trust preferred	591	1,218	2,045	843	2,636	2,061
Total	$53,228	$1,545	$11,876	$3,609	$65,104	$5,154

Unrealized losses largely attributable to credit spread
The unrealized losses are largely attributable to credit spread widening on these securities since their acquisition. Prices for these bonds did improve notably during 2012 due in part to the Federal Reserve Bank's third round of quantitative easing and improving fundamentals in the housing market. The underlying loans within these securities include Jumbo (74%) and Alt A (26%) at December 31, 2012.

	December 31,
	2012		2011
		Net		Net
	Fair	Unrealized	Fair	Unrealized
	Value	Gain (Loss)	Value	Gain (Loss)
	(In thousands)

Private label residential mortgage-backed
Jumbo	$6,041	$(594)	$6,454	$(1,937)
Alt-A	2,153	(282)	1,814	(861)

Trust preferred securities
An additional trust preferred security was written down to zero as of December 31, 2010, including a $0.067 million credit related OTTI charge in the first quarter of 2010.

	December 31,
	2012		2011
	Fair Value	Net Unrealized Gain (Loss)	Fair Value	Net Unrealized Gain (Loss)
	(In thousands)

Trust preferred securities
Rated issues	$1,581	$(316)	$1,405	$(484)
Unrated issues - no OTTI	1,508	(1,299)	1,231	(1,577)

Credit losses recognized in earnings on securities available for sale
A rollforward of credit losses recognized in earnings on securities available for sale for the years ending December 31, follow:

	2012	2011	2010
	(In thousands)
Balance at beginning of year	$1,470	$710	$248
Additions to credit losses on securities for which no previous OTTI was recognized	-	425	198
Increases to credit losses on securities for which OTTI was previously recognized	339	335	264
Total	$1,809	$1,470	$710

Amortized cost and fair value of securities available for sale by contractual maturity
The amortized cost and fair value of securities available for sale at December 31, 2012, by contractual maturity, follow. The actual maturity may differ from the contractual maturity because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized	Fair
	Cost	Value
	(In thousands)
Maturing within one year	$1,040	$1,055
Maturing after one year but within five years	6,374	6,560
Maturing after five years but within ten years	20,583	20,824
Maturing after ten years	45,711	44,368
	73,708	72,807
U.S. agency residential mortgage-backed	126,151	127,412
Private label residential mortgage-backed	9,070	8,194
Total	$208,929	$208,413

Gains and losses realized on sale of securities available for sale
A summary of proceeds from the sale of securities available for sale and gains and losses follows:

		Realized
	Proceeds	Gains	Losses(1)
	(In thousands)
2012	$37,176	$1,193	$-
2011	70,322	279	75
2010	96,648	1,882	221

(1)	Losses in 2012, 2011 and 2010 exclude $0.3 million, $0.8 million and $0.5 million, respectively of other than temporary impairment.

LOANS AND PAYMENT PLAN RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2012
LOANS AND PAYMENT PLAN RECEIVABLES [Abstract]
Loan portfolios
Our loan portfolios at December 31 follow:

	2012	2011
	(In thousands)
Real estate(1)
Residential first mortgages	$468,636	$530,969
Residential home equity and other junior mortgages	121,235	150,127
Construction and land development	56,183	59,136
Other(2)	434,336	446,980
Commercial	132,904	150,633
Consumer	117,077	119,106
Payment plan receivables	84,692	115,018
Agricultural	4,076	4,639
Total loans	$1,419,139	$1,576,608

(1)	Includes both residential and non-residential commercial loans secured by real estate.
(2)	Includes loans secured by multi-family residential and non-farm, non-residential property.

Analysis of allowance for loan losses by portfolio segment
An analysis of the allowance for loan losses by portfolio segment for the years ended December 31, follows:

	Commercial	Mortgage	Installment	Payment Plan Receivables	Unallocated	Total
	(In thousands)
2012
Balance at beginning of period	$18,183	$22,885	$6,146	$197	$11,473	$58,884
Additions (deductions)
Provision for loan losses	2,351	7,778	15	(3)	(3,254)	6,887
Recoveries credited to allowance	3,610	1,581	1,311	20	-	6,522
Loans charged against the allowance	(12,588)	(10,741)	(4,009)	(70)	-	(27,408)
Reclassification to loans held for sale	(154)	(56)	(85)	-	(315)	(610)
Balance at end of period	$11,402	$21,447	$3,378	$144	$7,904	$44,275

2011
Balance at beginning of period	$23,836	$22,642	$6,769	$389	$14,279	$67,915
Additions (deductions)
Provision for loan losses	12,988	14,410	3,365	(11)	(2,806)	27,946
Recoveries credited to allowance	1,850	1,441	1,451	5	-	4,747
Loans charged against the allowance	(20,491)	(15,608)	(5,439)	(186)	-	(41,724)
Balance at end of period	$18,183	$22,885	$6,146	$197	$11,473	$58,884

2010
Balance at beginning of period	$41,259	$18,434	$6,404	$754	$14,866	$81,717
Additions (deductions)
Provision for loan losses	17,716	23,316	6,616	(296)	(587)	46,765
Recoveries credited to allowance	969	1,155	1,475	13	-	3,612
Loans charged against the allowance	(36,108)	(20,263)	(7,726)	(82)	-	(64,179)
Balance at end of period	$23,836	$22,642	$6,769	$389	$14,279	$67,915

Allowance for loan losses and recorded investment in loans by portfolio segment
Allowance for loan losses and recorded investment in loans by portfolio segment at December 31 follows:

				Payment
				Plan
	Commercial	Mortgage	Installment	Receivables	Unallocated	Total
	(In thousands)
2012
Allowance for loan losses:
Individually evaluated for impairment	$6,558	$12,869	$1,582	$-	$-	$21,009
Collectively evaluated for impairment	4,844	8,578	1,796	144	7,904	23,266
Total ending allowance balance	$11,402	$21,447	$3,378	$144	$7,904	$44,275

Loans
Individually evaluated for impairment	$55,634	$88,028	$7,505	$-		$151,167
Collectively evaluated for impairment	563,316	441,703	183,090	84,692		1,272,801
Total loans recorded investment	618,950	529,731	190,595	84,692		1,423,968
Accrued interest included in recorded investment	1,692	2,391	746	-		4,829
Total loans	$617,258	$527,340	$189,849	$84,692		$1,419,139

2011
Allowance for loan losses:
Individually evaluated for impairment	$10,252	$10,285	$1,762	$-	$-	$22,299
Collectively evaluated for impairment	7,931	12,600	4,384	197	11,473	36,585
Total ending allowance balance	$18,183	$22,885	$6,146	$197	$11,473	$58,884

Loans
Individually evaluated for impairment	$58,674	$93,702	$7,554	$-		$159,930
Collectively evaluated for impairment	594,665	499,919	212,907	115,018		1,422,509
Total loans recorded investment	653,339	593,621	220,461	115,018		1,582,439
Accrued interest included in recorded investment	2,184	2,745	902	-		5,831
Total loans	$651,155	$590,876	$219,559	$115,018		$1,576,608

Non-performing loans
Non-performing loans at December 31 follows:

	2012	2011
	(In thousands)
Non-accrual loans	$32,929	$59,309
Loans 90 days or more past due and still accruing interest	7	574
Total non-performing loans	$32,936	$59,883

Loans on non-accrual status and past due more than 90 days
Non performing loans by class as of December 31, follows:

	90+ and		Total Non-
	Still	Non-	Performing
	Accruing	Accrual	Loans
	(In thousands)
2012
Commercial
Income producing - real estate	$-	$5,611	$5,611
Land, land development and construction - real estate	-	4,062	4,062
Commercial and industrial	-	5,080	5,080
Mortgage
1-4 family	7	9,654	9,661
Resort lending	-	4,861	4,861
Home equity line of credit - 1st lien	-	529	529
Home equity line of credit - 2nd lien	-	685	685
Installment
Home equity installment - 1st lien	-	1,278	1,278
Home equity installment - 2nd lien	-	675	675
Loans not secured by real estate	-	390	390
Other	-	-	-
Payment plan receivables
Full refund	-	57	57
Partial refund	-	38	38
Other	-	9	9
Total recorded investment	$7	$32,929	$32,936
Accrued interest included in recorded investment	$-	$-	$-
2011
Commercial
Income producing - real estate	$490	$13,788	$14,278
Land, land development and construction - real estate	43	6,990	7,033
Commercial and industrial	-	7,984	7,984
Mortgage
1-4 family	54	15,929	15,983
Resort lending	-	8,819	8,819
Home equity line of credit - 1st lien	-	523	523
Home equity line of credit - 2nd lien	-	889	889
Installment
Home equity installment - 1st lien	-	1,542	1,542
Home equity installment - 2nd lien	-	1,023	1,023
Loans not secured by real estate	-	880	880
Other	-	4	4
Payment plan receivables
Full refund	-	491	491
Partial refund	-	424	424
Other	-	23	23
Total recorded investment	$587	$59,309	$59,896
Accrued interest included in recorded investment	$13	$-	$13

Aging analysis of loans by class
An aging analysis of loans by class at December 31 follows:

	Loans Past Due				Loans not	Total
	30-59 days	60-89 days	90+ days	Total	Past Due	Loans
	(In thousands)
2012
Commercial
Income producing - real estate	$3,734	$609	$2,826	$7,169	$215,623	$222,792
Land, land development and construction - real estate	336	-	1,176	1,512	41,750	43,262
Commercial and industrial	2,522	654	1,913	5,089	347,807	352,896
Mortgage
1-4 family	4,429	1,115	9,661	15,205	279,132	294,337
Resort lending	748	370	4,861	5,979	164,414	170,393
Home equity line of credit - 1st lien	453	51	529	1,033	18,003	19,036
Home equity line of credit - 2nd lien	442	32	685	1,159	44,806	45,965
Installment
Home equity installment - 1st lien	599	140	1,278	2,017	30,368	32,385
Home equity installment - 2nd lien	430	125	675	1,230	38,956	40,186
Loans not secured by real estate	899	259	390	1,548	113,751	115,299
Other	24	12	-	36	2,689	2,725
Payment plan receivables
Full refund	2,249	552	57	2,858	77,335	80,193
Partial refund	112	46	38	196	4,119	4,315
Other	3	6	9	18	166	184
Total recorded investment	$16,980	$3,971	$24,098	$45,049	$1,378,919	$1,423,968
Accrued interest included in recorded investment	$146	$43	$-	$189	$4,640	$4,829

2011
Commercial
Income producing - real estate	$1,701	$937	$6,408	$9,046	$264,620	$273,666
Land, land development and construction - real estate	487	66	2,720	3,273	51,453	54,726
Commercial and industrial	1,861	1,132	3,516	6,509	318,438	324,947
Mortgage
1-4 family	3,507	1,418	15,983	20,908	294,771	315,679
Resort lending	2,129	932	8,819	11,880	184,943	196,823
Home equity line of credit - 1st lien	96	196	523	815	24,705	25,520
Home equity line of credit - 2nd lien	506	159	889	1,554	54,045	55,599
Installment
Home equity installment - 1st lien	757	264	1,542	2,563	41,239	43,802
Home equity installment - 2nd lien	676	365	1,023	2,064	51,224	53,288
Loans not secured by real estate	1,173	463	880	2,516	117,661	120,177
Other	36	10	4	50	3,144	3,194
Payment plan receivables
Full refund	2,943	951	491	4,385	99,284	103,669
Partial refund	380	200	424	1,004	9,918	10,922
Other	23	24	23	70	357	427
Total recorded investment	$16,275	$7,117	$43,245	$66,637	$1,515,802	$1,582,439
Accrued interest included in recorded investment	$160	$105	$13	$278	$5,553	$5,831

Impaired loans
Impaired loans are as follows :

	2012	2011
	(In thousands)
Impaired loans with no allocated allowance
TDR	$25,501	$26,945
Non - TDR	418	423
Impaired loans with an allocated allowance
TDR - allowance based on collateral	16,231	20,142
TDR - allowance based on present value cash flow	101,931	98,130
Non - TDR - allowance based on collateral	6,580	13,773
Non - TDR - allowance based on present value cash flow	-	-
Total impaired loans	$150,661	$159,413

Amount of allowance for loan losses allocated
TDR - allowance based on collateral	$5,060	$6,004
TDR - allowance based on present value cash flow	14,462	12,048
Non - TDR - allowance based on collateral	1,487	4,247
Non - TDR - allowance based on present value cash flow	-	-
Total amount of allowance for loan losses allocated	$21,009	$22,299

Impaired loans by class as of December 31, are as follows (1):

	2012			2011
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded:	(In thousands)
Commercial
Income producing - real estate	$4,050	$4,672	$-	$4,626	$6,386	$-
Land, land development & construction-real estate	3,304	3,294	-	219	243	-
Commercial and industrial	2,611	2,592	-	3,593	3,677	-
Mortgage
1-4 family	5,666	7,921	-	6,975	9,242	-
Resort lending	5,383	5,539	-	7,156	7,680	-
Home equity line of credit - 1st lien	15	31	-	-	-	-
Home equity line of credit - 2nd lien	43	118	-	134	211	-
Installment
Home equity installment - 1st lien	2,027	2,219	-	2,100	2,196	-
Home equity installment - 2nd lien	2,278	2,278	-	1,987	1,987	-
Loans not secured by real estate	610	681	-	637	688	-
Other	20	20	-	24	24	-
	26,007	29,365	-	27,451	32,334	-
With an allowance recorded:
Commercial
Income producing - real estate	20,628	24,250	1,822	22,781	29,400	3,642
Land, land development & construction-real estate	8,808	11,971	1,986	12,362	14,055	3,633
Commercial and industrial	16,233	18,564	2,750	15,093	18,357	2,977
Mortgage
1-4 family	58,494	60,497	8,518	61,214	63,464	7,716
Resort lending	18,380	18,621	4,321	18,159	19,351	2,534
Home equity line of credit - 1st lien	47	46	30	64	73	35
Home equity line of credit - 2nd lien	-	-	-	-	-	-
Installment
Home equity installment - 1st lien	1,215	1,240	610	1,232	1,293	660
Home equity installment - 2nd lien	1,161	1,174	930	1,421	1,458	1,062
Loans not secured by real estate	194	194	42	153	156	40
Other	-	-	-	-	-	-
	125,160	136,557	21,009	132,479	147,607	22,299
Total
Commercial
Income producing - real estate	24,678	28,922	1,822	27,407	35,786	3,642
Land, land development & construction-real estate	12,112	15,265	1,986	12,581	14,298	3,633
Commercial and industrial	18,844	21,156	2,750	18,686	22,034	2,977
Mortgage
1-4 family	64,160	68,418	8,518	68,189	72,706	7,716
Resort lending	23,763	24,160	4,321	25,315	27,031	2,534
Home equity line of credit - 1st lien	62	77	30	64	73	35
Home equity line of credit - 2nd lien	43	118	-	134	211	-
Installment
Home equity installment - 1st lien	3,242	3,459	610	3,332	3,489	660
Home equity installment - 2nd lien	3,439	3,452	930	3,408	3,445	1,062
Loans not secured by real estate	804	875	42	790	844	40
Other	20	20	-	24	24	-
Total	$151,167	$165,922	$21,009	$159,930	$179,941	$22,299

Accrued interest included in recorded investment	$506			$517

(1)	There were no impaired payment plan receivables at December 31, 2012 or 2011.

Average recorded investment in and interest income earned on impaired loans by class for the years ended December 31, follows:

	2012		2011
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:	(In thousands)
Commercial
Income producing - real estate	$2,981	$166	$3,170	$170
Land, land development & construction-real estate	2,549	150	613	35
Commercial and industrial	3,526	246	2,874	70
Mortgage
1-4 family	6,952	239	8,566	299
Resort lending	6,148	220	7,751	330
Home equity line of credit - 1st lien	10	-	-	-
Home equity line of credit - 2nd lien	62	3	118	4
Installment
Home equity installment - 1st lien	1,961	97	1,955	96
Home equity installment - 2nd lien	2,093	111	2,014	93
Loans not secured by real estate	549	30	598	31
Other	22	2	15	2
	26,853	1,264	27,674	1,130
With an allowance recorded:
Commercial
Income producing - real estate	23,508	571	18,812	117
Land, land development & construction-real estate	10,305	183	9,828	114
Commercial and industrial	17,828	467	11,501	352
Mortgage
1-4 family	59,533	2,613	62,811	2,692
Resort lending	18,360	780	21,750	734
Home equity line of credit - 1st lien	55	2	32	2
Home equity line of credit - 2nd lien	19	-	9	-
Installment
Home equity installment - 1st lien	1,432	50	1,408	60
Home equity installment - 2nd lien	1,325	51	1,466	66
Loans not secured by real estate	221	10	168	6
Other	-	-	-	-
	132,586	4,727	127,785	4,143
Total
Commercial
Income producing - real estate	26,489	737	21,982	287
Land, land development & construction-real estate	12,854	333	10,441	149
Commercial and industrial	21,354	713	14,375	422
Mortgage
1-4 family	66,485	2,852	71,377	2,991
Resort lending	24,508	1,000	29,501	1,064
Home equity line of credit - 1st lien	65	2	32	2
Home equity line of credit - 2nd lien	81	3	127	4
Installment
Home equity installment - 1st lien	3,393	147	3,363	156
Home equity installment - 2nd lien	3,418	162	3,480	159
Loans not secured by real estate	770	40	766	37
Other	22	2	15	2
Total	$159,439	$5,991	$155,459	$5,273

(1)	There were no impaired payment plan receivables during the years ending December 31, 2012 and 2011.

Troubled debt restructurings
Troubled debt restructurings at December 31 follow:

	2012
	Commercial	Retail		Total
	(In thousands)
Performing TDR's	$40,753	$85,977		$126,730
Non-performing TDR's(1)	7,756	9,177	(2)	16,933
Total	$48,509	$95,154		$143,663

	2011
	Commercial	Retail		Total
	(In thousands)
Performing TDR's	$29,799	$86,770		$116,569
Non-performing TDR's(1)	14,567	14,081	(2)	28,648
Total	$44,366	$100,851		$145,217

(1)	Included in non-performing loans table above.
(2)	Also includes loans on non-accrual at the time of modification until six payments are received on a timely basis.

Troubled debt restructuring during the period
Loans that have been classified as troubled debt restructurings during the years ended December 31 follows:

	Number of Contracts	Pre-modification Recorded Balance	Post-modification Recorded Balance
2012	(Dollars in thousands)
Commercial
Income producing - real estate	20	$9,464	$8,568
Land, land development & construction-real estate	9	4,800	4,858
Commercial and industrial	50	9,951	7,905
Mortgage
1-4 family	66	8,900	8,488
Resort lending	31	7,750	7,514
Home equity line of credit - 1st lien	1	15	-
Home equity line of credit - 2nd lien	-	-	-
Installment
Home equity installment - 1st lien	18	666	632
Home equity installment - 2nd lien	24	784	768
Loans not secured by real estate	13	325	304
Other	-	-	-
Total	232	$42,655	$39,037

2011
Commercial
Income producing - real estate	42	$21,061	$17,679
Land, land development & construction-real estate	20	10,801	7,464
Commercial and industrial	64	11,133	10,649
Mortgage
1-4 family	73	9,933	9,423
Resort lending	33	8,893	8,749
Home equity line of credit - 1st lien	2	69	64
Home equity line of credit - 2nd lien	1	23	18
Installment
Home equity installment - 1st lien	21	678	618
Home equity installment - 2nd lien	16	535	514
Loans not secured by real estate	26	455	442
Other	-	-	-
Total	298	$63,581	$55,620

Troubled debt restructuring during the past twelve months that subsequently defaulted
Loans that have been classified as troubled debt restructured during the past twelve months and that have subsequently defaulted during the years ended December 31 follows:

	Number of Contracts	Recorded Balance
2012	(Dollars in thousands)
Commercial
Income producing - real estate	2	$827
Land, land development & construction-real estate	-	-
Commercial and industrial	5	230
Mortgage
1-4 family	2	148
Resort lending	4	887
Home equity line of credit - 1st lien	-	-
Home equity line of credit - 2nd lien	-	-
Installment
Home equity installment - 1st lien	2	234
Home equity installment - 2nd lien	1	20
Loans not secured by real estate	-	-
Other	-	-
	16	$2,346

2011
Commercial
Income producing - real estate	7	$3,604
Land, land development & construction-real estate	4	3,036
Commercial and industrial	2	492
Mortgage
1-4 family	10	1,191
Resort lending	6	1,311
Home equity line of credit - 1st lien	-	-
Home equity line of credit - 2nd lien	-	-
Installment
Home equity installment - 1st lien	1	19
Home equity installment - 2nd lien	5	301
Loans not secured by real estate	-	-
Other	-	-
	35	$9,954

Summary of loan ratings by loan class
The following table summarizes loan ratings by loan class for our commercial loan segment at December 31:

	Commercial
			Substandard	Non-
	Non-watch	Watch	Accrual	Accrual
	1-6	7-8	9	10-11	Total
	(In thousands)
2012
Income producing - real estate	$183,530	$27,096	$6,555	$5,611	$222,792
Land, land development and construction - real estate	32,784	3,457	2,959	4,062	43,262
Commercial and industrial	307,566	26,954	13,296	5,080	352,896
Total	$523,880	$57,507	$22,810	$14,753	$618,950
Accrued interest included in total	$1,417	$163	$112	$-	$1,692

2011
Income producing - real estate	$201,655	$52,438	$5,785	$13,788	$273,666
Land, land development and construction - real estate	33,515	9,421	4,800	6,990	54,726
Commercial and industrial	275,245	27,783	13,935	7,984	324,947
Total	$510,415	$89,642	$24,520	$28,762	$653,339
Accrued interest included in total	$1,677	$381	$126	$-	$2,184

For each of our mortgage and consumer segment classes we generally monitor credit quality based on the credit scores of the borrowers. These credit scores are generally updated at least annually. The following table summarizes credit scores by loan class for our mortgage and installment loan segments at December 31:

	Mortgage (1)
			Home	Home
		Resort	Equity	Equity
	1-4 Family	Lending	1st Lien	2nd Lien	Total
	(In thousands)
2012
800 and above	$19,638	$15,430	$3,031	$5,515	$43,614
750-799	62,419	67,094	4,758	12,783	147,054
700-749	59,594	41,860	3,293	9,177	113,924
650-699	57,584	17,685	2,309	7,987	85,565
600-649	31,465	12,317	3,311	4,775	51,868
550-599	27,739	7,887	964	2,754	39,344
500-549	20,243	1,212	656	1,997	24,108
Under 500	9,470	1,637	456	789	12,352
Unknown	6,185	5,271	258	188	11,902
Total	$294,337	$170,393	$19,036	$45,965	$529,731
Accrued interest included in total	$1,319	$750	$91	$231	$2,391

2011
800 and above	$26,509	$17,345	$4,062	$6,317	$54,233
750-799	63,746	76,381	8,058	16,892	165,077
700-749	55,047	53,210	4,280	12,131	124,668
650-699	54,579	21,579	2,854	7,909	86,921
600-649	40,977	12,750	2,485	5,066	61,278
550-599	29,732	10,698	1,547	3,466	45,443
500-549	28,573	3,716	1,615	2,758	36,662
Under 500	12,434	565	539	886	14,424
Unknown	4,082	579	80	174	4,915
Total	$315,679	$196,823	$25,520	$55,599	$593,621
Accrued interest included in total	$1,404	$928	$123	$290	$2,745

	Installment(1)
	Home	Home	Loans not
	Equity	Equity	Secured by
	1st Lien	2nd Lien	Real Estate	Other	Total
	(In thousands)
2012
800 and above	$3,909	$3,265	$19,293	$38	$26,505
750-799	7,394	11,300	43,740	462	62,896
700-749	4,884	8,826	24,267	786	38,763
650-699	5,925	7,164	13,758	710	27,557
600-649	4,360	4,214	6,442	367	15,383
550-599	3,226	2,716	3,428	188	9,558
500-549	1,722	1,403	2,154	114	5,393
Under 500	760	1,195	895	42	2,892
Unknown	205	103	1,322	18	1,648
Total	$32,385	$40,186	$115,299	$2,725	$190,595
Accrued interest included in total	$137	$157	$429	$23	$746

2011
800 and above	$5,466	$5,047	$18,245	$70	$28,828
750-799	11,651	16,475	41,501	572	70,199
700-749	6,899	10,693	23,174	883	41,649
650-699	7,144	8,407	15,646	673	31,870
600-649	4,943	5,412	7,599	434	18,388
550-599	3,435	3,221	4,573	270	11,499
500-549	3,021	3,145	3,011	183	9,360
Under 500	1,160	854	1,391	50	3,455
Unknown	83	34	5,037	59	5,213
Total	$43,802	$53,288	$120,177	$3,194	$220,461
Accrued interest included in total	$176	$208	$489	$29	$902

(1)	Credit scores have been updated within the last twelve months.

Mepco is a wholly-owned subsidiary of our Bank that operates a vehicle service contract payment plan business throughout the United States. See note #11 for more information about Mepco's business. As of December 31, 2012, approximately 94.7% of Mepco's outstanding payment plan receivables relate to programs in which a third party insurer or risk retention group is obligated to pay Mepco the full refund owing upon cancellation of the related service contract (including with respect to both the portion funded to the service contract seller and the portion funded to the administrator). These receivables are shown as "Full Refund" in the table below. Another approximately 5.1% of Mepco's outstanding payment plan receivables as of December 31, 2012, relate to programs in which a third party insurer or risk retention group is obligated to pay Mepco the refund owing upon cancellation only with respect to the unearned portion previously funded by Mepco to the administrator (but not to the service contract seller). These receivables are shown as "Partial Refund" in the table below. The balance of Mepco's outstanding payment plan receivables relate to programs in which there is no insurer or risk retention group that has any contractual liability to Mepco for any portion of the refund amount. These receivables are shown as "Other" in the table below. For each class of our payment plan receivables we monitor credit ratings of the counterparties as we evaluate the credit quality of this portfolio.

Although Mepco has contractual recourse against various counterparties for refunds owing upon cancellation of vehicle service contracts, please see note #11 regarding certain risks and difficulties associated with collecting these refunds.

The following table summarizes credit ratings by class of payment plan receivable at December 31:

	Payment Plan Receivables
	Full	Partial
	Refund	Refund	Other	Total
	(In thousands)
2012
AM Best rating
A+	$-	$-	$110	$110
A	24,825	3,916	-	28,741
A-	19,310	399	-	19,709
B+	56	-	-	56
B	-	-	-	-
Not rated	36,002	-	74	36,076
Total	$80,193	$4,315	$184	$84,692

2011
AM Best rating
A+	$-	$118	$7	$125
A	32,461	165	269	32,895
A-	27,056	10,639	-	37,695
B+	1,390	-	-	1,390
B	-	-	-	-
Not rated	42,762	-	151	42,913
Total	$103,669	$10,922	$427	$115,018

Other mortgage loans service's principal balances
Mortgage loans serviced for others are not reported as assets. The principal balances of these loans at year end are as follows:

	2012	2011
	(In thousands)
Mortgage loans serviced for :
Fannie Mae	$948,588	$895,510
Freddie Mac	805,447	882,401
Other	123	154
Total	$1,754,158	$1,778,065

Schedule of capitalized mortgage loan servicing rights
An analysis of capitalized mortgage loan servicing rights for the years ended December 31 follows:

	2012	2011	2010
	(In thousands)
Balance at beginning of year	$11,229	$14,661	$15,273
Originated servicing rights capitalized	4,006	2,967	4,158
Amortization	(4,679)	(3,065)	(3,862)
Change in valuation allowance	457	(3,334)	(908)
Balance at end of year	$11,013	$11,229	$14,661
Valuation allowance	$6,087	$6,544	$3,210
Loans sold and serviced that have had servicing rights capitalized	$1,751,960	$1,774,952	$1,764,317

OTHER REAL ESTATE OWNED (Tables)	12 Months Ended
Dec. 31, 2012
OTHER REAL ESTATE OWNED [Abstract]
Valuation allowance for other real estate owned
We periodically review our real estate owned properties and establish valuation allowances on these properties if values have declined since the date of acquisition. An analysis of our valuation allowance for other real estate owned follows:

	2012	2011	2010
	(In thousands)
Balance at beginning of year	$14,655	$10,876	$6,498
Additions charged to expense	3,769	6,563	6,883
Direct write-downs upon sale	(12,466)	(2,784)	(2,505)
Balance at end of year	$5,958	$14,655	$10,876

PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT [Abstract]
Summary of property and equipment
A summary of property and equipment at December 31 follows:

	2012	2011
	(In thousands)
Land	$14,614	$19,250
Buildings	56,835	70,168
Equipment	72,378	78,269
	143,827	167,687
Accumulated depreciation and amortization	(96,811)	(105,139)
Property and equipment, net	$47,016	$62,548

INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS [Abstract]
Other intangible assets, net of amortization
Intangible assets, net of amortization, at December 31 follows:

	2012		2011
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
	(In thousands)

Amortized intangible assets - core deposits	$23,703	$19,728	$31,326	$23,717

Estimated amortization of other intangible assets	A summary of estimated core deposit intangible amortization at December 31, 2012, follows:
(In thousands)

2013	$813
2014	536
2015	347
2016	347
2017	346
2018 and thereafter	1,586
Total	$3,975

DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2012
DEPOSITS [Abstract]
Summary of interest expense on deposits
A summary of interest expense on deposits for the years ended December 31 follows:

	2012	2011	2010
	(In thousands)
Savings and interest bearing checking	$1,830	$2,263	$2,829
Time deposits under $100,000	4,838	10,349	22,204
Time deposits of $100,000 or more	2,245	2,645	3,131
Total	$8,913	$15,257	$28,164

Summary of maturity of time deposits	A summary of the maturity of time deposits at December 31, 2012, follows:
(In thousands)

2013	$285,433
2014	74,529
2015	27,054
2016	19,986
2017	11,183
2018 and thereafter	743
Total	$418,928

Summary of reciprocal deposits	A summary of reciprocal deposits at December 31 follows:
	2012	2011
	(In thousands)
Demand	$545	$-
Money market	700	-
Time	31,997	28,508
Total	$33,242	$28,508

OTHER BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2012
OTHER BORROWINGS [Abstract]
Summary of other borrowings	A summary of other borrowings at December 31 follows:
	2012	2011
	(In thousands)
Advances from the Federal Home Loan Bank	$17,622	$33,384
Other	3	3
Total	$17,625	$33,387

Schedule of maturity dates and weighted average interest rates FHLB
The maturity dates and weighted average interest rates of FHLB advances at December 31 follow:

	2012		2011
	Amount	Rate	Amount	Rate
	(Dollars in thousands)
Fixed-rate advances
2012			$12,354	0.50%
2014	$4,240	5.73%	4,240	5.73
2016	2,413	6.55	2,505	6.55
2017	1,429	7.04	1,478	7.04
2018 and thereafter	9,540	6.53	9,807	6.53
Total fixed-rate advances	17,622	6.38	30,384	3.99

Variable-rate advances - 2014	-		3,000	0.51
Total advances	$17,622	6.38%	$33,384	3.68%

Schedule of repayments of federal home loan bank advances	A summary of repayments of FHLB Advances at December 31, 2012, follows:
(In thousands)

2013	$441
2014	4,717
2015	515
2016	2,521
2017	1,587
2018 and thereafter	7,841
Total	$17,622

SUBORDINATED DEBENTURES (Tables)	12 Months Ended
Dec. 31, 2012
SUBORDINATED DEBENTURES [Abstract]
Schedule of information regarding subordinated debentures
Summary information regarding subordinated debentures as of December 31 follows:

		2012
Entity Name	Issue Date	Subordinated Debentures	Trust Preferred Securities Issued	Common Stock Issued

IBC Capital Finance II	March 2003	$9,452	$9,168	$284
IBC Capital Finance III	May 2007	12,372	12,000	372
IBC Capital Finance IV	September 2007	20,619	20,000	619
Midwest Guaranty Trust I	November 2002	7,732	7,500	232
		$50,175	$48,668	$1,507

		2011
Entity Name	Issue Date	Subordinated Debentures	Trust Preferred Securities Issued	Common Stock Issued

IBC Capital Finance II	March 2003	$9,452	$9,168	$284
IBC Capital Finance III	May 2007	12,372	12,000	372
IBC Capital Finance IV	September 2007	20,619	20,000	619
Midwest Guaranty Trust I	November 2002	7,732	7,500	232
		$50,175	$48,668	$1,507

Schedule of subordinated debentures and trust preferred securities
Other key terms for the subordinated debentures and trust preferred securities that were outstanding at December 31, 2012 follow:

Entity Name	Maturity Date	Interest Rate	First Permitted Redemption Date

IBC Capital Finance II	March 31, 2033	8.25% fixed	March 31, 2008
IBC Capital Finance III	July 30, 2037	3 month LIBOR plus 1.60%	July 30, 2012
IBC Capital Finance IV	September 15, 2037	3 month LIBOR plus 2.85%	September 15, 2012
Midwest Guaranty Trust I	November 7, 2032	3 month LIBOR plus 3.45%	November 7, 2007

COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Financial instruments with off-balance sheet risk
A summary of financial instruments with off-balance sheet risk at December 31 follows:

	2012	2011
	(In thousands)
Financial instruments whose risk is represented by contract amounts
Commitments to extend credit	$144,890	$139,183
Standby letters of credit	4,568	11,188

Analysis of vehicle service contract counterparty receivable
An analysis of our vehicle service contract counterparty receivable, net follows:

	2012	2011	2010
	(In thousands)
Balance at beginning of year, net of reserve	$29,298	$37,270	$5,419
Transfers in from payment plan receivables	1,469	8,874	77,457
Reserves established and charge-offs recorded to expense	(1,629)	(11,048)	(18,633)
Transferred to (from) contingency reserves	(108)	(1,015)	(11,110)
Cash received	(7,413)	(1,613)	(15,863)
Collateral received (other real estate and repossessed assets) in partial satisfaction of debt	(3,168)	(3,170)	-
Balance at end of year, net of reserve	$18,449	$29,298	$37,270

Reserve at end of year	$2,000	$32,450	$24,600

Analysis of vehicle service contract counterparty reserve
An analysis of our vehicle service contract counterparty reserve follows:

	2012	2011	2010
	(In thousands)
Balance at beginning of year	$32,570	$25,735	$22,100
Additions charged to expense	1,629	11,048	18,633
Charge-offs	(32,187)	(4,213)	(14,998)
Balance at end of year	$2,012	$32,570	$25,735

Reserves recorded in VSC counterparty receivables, net	$2,000	$32,450	$24,600
Reserves recorded in other liabilities	12	120	1,135
Total at end of year	$2,012	$32,570	$25,735

SHAREHOLDERS' EQUITY AND INCOME (LOSS) PER COMMON SHARE (Tables)	12 Months Ended
Dec. 31, 2012
SHAREHOLDERS' EQUITY AND INCOME (LOSS) PER COMMON SHARE [Abstract]
Reconciliation of basic and diluted loss per share
A reconciliation of basic and diluted net income (loss) per common share for the years ended December 31 follows:

	2012	2011	2010
	(In thousands, except per share
	amounts)

Net income (loss) applicable to common stock	$21,851	$(24,357)	$(20,804)
Convertible preferred stock dividends	4,347	-	-
Net income (loss) applicable to common stock for calculation of diluted earnings per share (1) (2)	$26,198	$(24,357)	$(20,804)

Weighted average shares outstanding	8,709	8,277	5,090
Effect of convertible preferred stock	23,892	61,281	36,371
Restricted stock units	216	122	-
Stock units for deferred compensation plan for non-employee directors	66	7	7
Effect of stock options	2	-	-
Weighted average shares outstanding for calculation of diluted earnings per share (1)	32,885	69,687	41,468

Net income (loss) per common share
Basic (2)	$2.51	$(2.94)	$(4.09)
Diluted	$0.80	$(2.94)	$(4.09)

(1)
For any period in which a loss is recorded, dividends on convertible preferred stock are not added back in the diluted per common share calculation. For any period in which a loss is recorded, the assumed conversion of convertible preferred stock, assumed exercise of common stock warrants, assumed exercise of stock options, restricted stock units and stock units for a deferred compensation plan for non-employee directors would have an anti-dilutive impact on the net loss per common share and thus are ignored in the diluted per common share calculation.

(2)	Basic net income (loss) per common share includes weighted average common shares outstanding during the period and participating share awards.

INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAX [Abstract]
Composition of income tax expense (benefit)
The composition of income tax expense (benefit) for the years ended December 31 follows:

	2012	2011	2010
	(In thousands)
Current	$-	$(413)	$(57)
Deferred	-	(646)	(1,533)
Establishment of valuation allowance	-	847	-
Income tax benefit	$-	$(212)	$(1,590)

Reconciliation of income tax benefit computed by applying the statutory federal income tax rate
A reconciliation of income tax benefit to the amount computed by applying the statutory federal income tax rate of 35% in each year presented to the income (loss) before income tax for the years ended December 31 follows:

	2012	2011	2010
	(In thousands)
Statutory rate applied to income (loss) before income tax	$9,169	$(7,144)	$(6,405)
Net change in valuation allowance	(8,730)	9,369	5,672
Bank owned life insurance	(568)	(657)	(671)
Tax-exempt income	(453)	(521)	(800)
Share-based compensation	258	-	-
U.S. Treasury warrant	100	(398)	(138)
Non-deductible meals, entertainment and memberships	55	50	36
Trust preferred securities exchange costs	-	-	352
Other, net	169	(911)	364
Income tax benefit	$-	$(212)	$(1,590)

Summary of deferred tax assets and deferred tax liabilities
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31 follow:

	2012	2011
	(In thousands)
Deferred tax assets
Loss carryforwards	$39,593	$25,686
Allowance for loan losses	15,502	20,616
Fixed assets	2,664	3,109
Alternative minimum tax credit carry forward	2,577	2,577
Purchase premiums, net	2,413	4,416
Valuation allowance on other real estate owned	2,085	5,129
Share based payments	817	1,006
Vehicle service contract counterparty contingency reserve	765	12,377
Unrealized loss on trading securities	591	603
Other than temporary impairment charge on securities available for sale	507	427
Deferred compensation	512	482
Loss reimbursement on sold loans reserve	501	524
Non accrual loan interest income	325	443
Unrealized loss on derivative financial instruments	259	539
Reserve for unfunded lending commitments	209	450
Unrealized loss on securities available for sale	181	1,252
Mepco claims expense	-	546
Other	162	112
Gross deferred tax assets	69,663	80,294
Valuation allowance	(65,117)	(75,199)
Total net deferred tax assets	4,546	5,095
Deferred tax liabilities
Mortgage servicing rights	3,855	3,930
Deferred loan fees	373	356
Federal Home Loan Bank stock	318	318
Unrealized gain on loans held for sale	-	491
Gross deferred tax liabilities	4,546	5,095
Net deferred tax assets	$-	$-

Schedule of federal net operating loss forwards
At December 31, 2012, we had $0.3 million of federal capital loss carryforwards that expire in 2014 and federal net operating loss ("NOL") carryforwards of approximately $111.9 million which, if not used against taxable income, will expire as follows:

(In thousands)

2017	$3,437
2018	189
2022	194
2023	359
2029	25,467
2030	26,254
2031	17,170
2032	38,865
Total	$111,935

Schedule of changes in unrecognized tax benefits

	2012	2011	2010
	(In thousands)

Balance at beginning of year	$2,139	$2,393	$1,981
Additions based on tax positions related to the current year	15	23	445
Reductions due to the statute of limitations	(56)	(277)	(33)
Reductions due to settlements	(227)	-	-
Balance at end of year	$1,871	$2,139	$2,393

SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
SHARE BASED COMPENSATION [Abstract]
Summary of outstanding stock option grants and transactions
A summary of outstanding stock option grants and related transactions follows:

			Weighted-
			Average
		Average	Remaining	Aggregated
	Number of	Exercise	Contractual	Intrinsic
	Shares	Price	Term (Years)	Value
				(In thousands)
Outstanding at January 1, 2012	180,862	$7.98
Granted	116,900	2.73
Exercised	(2,335)	1.92
Forfeited	(13,999)	1.92
Expired	(5,495)	90.66
Outstanding at December 31, 2012	275,933	$4.46	8.36	$284

Vested and expected to vest at December 31, 2012	257,602	$4.60	8.29	$266
Exercisable at December 31, 2012	83,477	$9.20	6.40	$74

Summary of non-vested restricted stock and stock units and transactions
A summary of outstanding non-vested stock and related transactions follows:

		Weighted-
		Average
	Number of	Grant Date
	Shares	Fair Value
Outstanding at January 1, 2012	165,045	$17.90
Granted	221,147	2.78
Vested	(6,214)	141.85
Forfeited	(4,562)	78.23
Outstanding at December 31, 2012	375,416	$6.21

Summary of weighted-average assumptions used in Black-Scholes option pricing model for grants of stock options
A summary of the weighted-average assumptions used in the Black-Scholes option pricing model for grants of stock options follows:

	2012	2011	2010
Expected dividend yield	0.74%	1.04%	0.33%
Risk-free interest rate	0.88	1.91	2.10
Expected life (in years)	6.00	6.00	4.60
Expected volatility	100.01%	94.72%	91.77%
Per share weighted-average grant date fair value	$2.04	$1.37	$4.97

Information regarding options exercised
Certain information regarding options exercised during the periods ending December 31 follows:

	2012	2011	2010
	(In thousands)
Intrinsic value	$3	$-	$-
Cash proceeds received	$4	$-	$-
Tax benefit realized	$-	$-	$-

DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2012
DERIVATIVE FINANCIAL INSTRUMENTS [Abstract]
Derivative financial instruments according to type of hedge designation
Our derivative financial instruments according to the type of hedge in which they are designated at December 31 follow:

	2012
	Notional Amount	Average Maturity (Years)	Fair Value
	(Dollars in thousands)

Cash flow hedge - pay-fixed interest-rate swap agreements	$10,000	2.0	$(739)

No hedge designation
Rate-lock mortgage loan commitments	$40,221	0.1	$1,368
Mandatory commitments to sell mortgage loans	88,325	0.1	(122)
Amended Warrant	2,504	6.0	(459)
Total	$131,050	0.2	$787

	2011
	Notional Amount	Average Maturity (Years)	Fair Value
	(Dollars in thousands)

Cash flow hedge - pay-fixed interest-rate swap agreements	$20,000	1.7	$(1,103)

No hedge designation
Rate-lock mortgage loan commitments	$32,689	0.1	$857
Mandatory commitments to sell mortgage loans	75,960	0.1	(606)
Amended Warrant	2,504	7.0	(174)
Total	$111,153	0.3	$77

Fair value of derivative instruments
Fair Values of Derivative Instruments

	Asset Derivatives				Liability Derivatives
	December 31,				December 31,
	2012		2011		2012		2011
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
	(In thousands)
Derivatives designated as hedging instruments
Pay-fixed interest rate swap agreements		$-		$-	Other liabilities	$739	Other liabilities	$1,103
Total		-		-		739		1,103

Derivatives not designated as hedging instruments
Rate-lock mortgage loan commitments	Other assets	1,368	Other assets	857		-		-
Mandatory commitments to sell mortgage loans		-	Other assets	-	Other liabilities	122		606
Amended Warrant		-		-	Other liabilities	459	Other liabilities	174
Total		1,368		857		581		780

Total derivatives		$1,368		$857		$1,320		$1,883

Effect of derivative financial instruments on consolidated statement of operation
The effect of derivative financial instruments on the Consolidated Statements of Operations follows:

Year Ended December 31,
	Gain (Loss) Recognized in Other Comprehensive Income (Loss) (Effective Portion)			Location of Gain (Loss) Reclassified from Accumulated Other Comprehensive Income (Loss)into Income (Effective Portion)	Gain (Loss) Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion)			Location of Gain (Loss) Recognized in Income (1)	Gain (Loss) Recognized in Income(1)
	2012	2011	2010		2012	2011	2010		2012	2011	2010
	(In thousands)
Cash Flow Hedges
Pay-fixed interest rate swap agreements	$(127)	$(512)	$(1,525)	Interest expense	$(927)	$(1,443)	$(2,742)	Interest expense	$-	$-	$-
Interest-rate cap agreements	-	30	180	Interest expense	-	(15)	(90)	Interest expense	-	-	2
Total	$(127)	$(482)	$(1,345)		$(927)	$(1,458)	$(2,832)		$-	$-	$2

No hedge designation
Pay-fixed interest rate swap agreements								Interest expense	$-	$-	$409
Rate-lock mortgage loan commitments								Mortgage loan gains	511	457	183
Mandatory commitments to sell mortgage loans								Mortgage loan gains	484	(1,981)	660
Amended Warrant								Decrease in fair value of U.S. Treasury warrant	(285)	1,137	393
Total									$710	$(387)	$1,645

(1)	For cash flow hedges, this location and amount refers to the ineffective portion.

RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS [Abstract]
Summary of loans to directors and executive officers
A summary of loans to directors and executive officers whose borrowing relationship exceeds $60,000, and to entities in which they own a 10% or more voting interest for the years ended December 31 follows:

	2012	2011
	(In thousands)

Balance at beginning of year	$214	$271
New loans and advances	-	203
Repayments	(6)	(260)
Balance at end of year	$208	$214

OTHER NON-INTEREST EXPENSES (Tables)	12 Months Ended
Dec. 31, 2012
OTHER NON-INTEREST EXPENSES [Abstract]
Other non-interest expenses
Other non-interest expenses for the years ended December 31 follow:

	2012	2011	2010
	(In thousands)

Supplies	1,281	1,571	1,630
Amortization of intangible assets	1,065	1,371	1,280
Other	4,384	5,651	6,367
Total other non-interest expense	$6,730	$8,593	$9,277

LEASES (Tables)	12 Months Ended
Dec. 31, 2012
LEASES [Abstract]
Summary of future minimum lease payments under non-cancelable operating leases
A summary of future minimum lease payments under non-cancelable operating leases at December 31, 2012, follows:

(In thousands)

2013	$1,211
2014	1,020
2015	954
2016	925
2017	896
2018 and thereafter	2,527
Total	$7,533

REGULATORY MATTERS (Tables)	12 Months Ended
Dec. 31, 2012
REGULATORY MATTERS [Abstract]
Actual capital amounts and ratios
Our actual capital amounts and ratios at December 31, follow:

	Actual		Minimum for Adequately Capitalized Institutions		Minimum for Well-Capitalized Institutions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)

2012
Total capital to risk-weighted assets
Consolidated	$204,663	14.71%	$111,268	8.00%	NA	NA
Independent Bank	207,553	14.95	111,063	8.00	$138,829	10.00%

Tier 1 capital to risk-weighted assets
Consolidated	$185,948	13.37%	$55,634	4.00%	NA	NA
Independent Bank	189,777	13.67	55,531	4.00	$83,297	6.00%

Tier 1 capital to average assets
Consolidated	$185,948	8.08%	$92,026	4.00%	NA	NA
Independent Bank	189,777	8.26	91,919	4.00	$114,899	5.00%

2011
Total capital to risk-weighted assets
Consolidated	$174,547	11.31%	$123,470	8.00%	NA	NA
Independent Bank	175,868	11.41	123,254	8.00	$154,068	10.00%

Tier 1 capital to risk-weighted assets
Consolidated	$144,265	9.35%	$61,735	4.00%	NA	NA
Independent Bank	156,104	10.13	61,627	4.00	$92,441	6.00%

Tier 1 capital to average assets
Consolidated	$144,265	6.25%	$92,338	4.00%	NA	NA
Independent Bank	156,104	6.77	92,268	4.00	$115,335	5.00%

______________
NA - Not applicable

Components of regulatory capital
The components of our regulatory capital are as follows:

	Consolidated		Independent Bank
	December 31,		December 31,
	2012	2011	2012	2011
	(In thousands)
Total shareholders' equity	$134,975	$102,627	$186,384	$152,987
Add (deduct)
Qualifying trust preferred securities	47,678	38,183	-	-
Accumulated other comprehensive loss	8,058	11,921	8,156	11,583
Intangible assets	(3,975)	(7,609)	(3,975)	(7,609)
Disallowed capitalized mortgage loan servicing rights	(788)	(857)	(788)	(857)
Tier 1 capital	185,948	144,265	189,777	156,104
Qualifying trust preferred securities	990	10,485	-	-
Allowance for loan losses and allowance for unfunded lending commitments limited to 1.25% of total risk-weighted assets	17,725	19,797	17,776	19,764
Total risk-based capital	$204,663	$174,547	$207,553	$175,868

Actual capital ratios to minimum ratios imposed by board resolution
Set forth below are the actual capital ratios of our Bank as of December 31, 2012, the minimum capital ratios imposed by the Board resolutions, and the minimum ratios necessary to be considered "well-capitalized" under federal regulatory standards:

	Independent Bank Actual as of December 31, 2012	Minimum Ratios Established by our Board	Minimum Ratio Required to be Well-Capitalized
Total Capital to Risk-Weighted Assets	14.95%	11.00%	10.00%
Tier 1 Capital to Average Total Assets	8.26	8.00	5.00

FAIR VALUE DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2012
FAIR VALUE DISCLOSURES [Abstract]
Assets and liabilities measured at fair value
Assets and liabilities measured at fair value, including financial assets for which we have elected the fair value option, are summarized below:

	Fair Value Measure- ments	Fair Value Measurements Using
		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Un- observable Inputs (Level 3)
	(In thousands)
December 31, 2012:
Measured at Fair Value on a Recurring Basis:
Assets
Trading securities	$110	$110	$-	$-
Securities available for sale
U.S. agency	30,667	-	30,667	-
U.S. agency residential mortgage-backed	127,412	-	127,412	-
Private label residential mortgage-backed	8,194	-	8,194	-
Obligations of states and political subdivisions	39,051	-	39,051	-
Trust preferred	3,089	-	3,089	-
Loans held for sale	47,487	-	47,487	-
Derivatives (1)	1,368	-	1,368	-
Liabilities
Derivatives (2)	1,320	-	861	459

Measured at Fair Value on a Non-recurring basis:
Assets
Capitalized mortgage loan servicing rights (3)	8,814	-	-	8,814
Impaired loans (4)
Commercial
Income producing - real estate	3,727	-	-	3,727
Land, land development & construction-real estate	2,882	-	-	2,882
Commercial and industrial	6,581	-	-	6,581
Mortgage
1-4 Family	2,694	-	-	2,694
Resort Lending	380	-	-	380
Other real estate (5)
Commercial
Income producing - real estate	86	-	-	86
Land, land development & construction-real estate	3,190	-	-	3,190
Mortgage
1-4 Family	405	-	-	405
Resort Lending	3,535	-	-	3,535
Installment
Home equity installment - 1st lien	59	-	-	59
Loans held for sale relating to branch sale	3,292	-	3,292	-

(1)	Included in accrued income and other assets
(2)	Included in accrued expenses and other liabilities
(3)	Only includes servicing rights that are carried at fair value due to recognition of a valuation allowance.
(4)	Only includes impaired loans with specific loss allocations based on collateral value.
(5)	Only includes other real estate with subsequent write downs to fair value.

		Fair Value Measurements Using
	Fair Value Measure- ments	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Un- observable Inputs (Level 3)
	(In thousands)
December 31, 2011:
Measured at Fair Value on a Recurring Basis:
Assets
Trading securities	$77	$77	$-	$-
Securities available for sale
U.S. agency	25,017	-	25,017	-
U.S. agency residential mortgage-backed	94,206	-	94,206	-
Private label residential mortgage-backed	8,268	-	8,268	-
Obligations of states and political subdivisions	27,317	-	27,317	-
Trust preferred	2,636	-	2,636	-
Loans held for sale	44,801	-	44,801	-
Derivatives (1)	857	-	857	-
Liabilities
Derivatives (2)	1,883	-	1,709	174

Measured at Fair Value on a Non-recurring basis:
Assets
Capitalized mortgage loan servicing rights (3)	11,004	-	-	11,004
Impaired loans (4)
Commercial
Income producing - real estate	8,022	-	-	8,022
Land, land development & construction-real estate	5,702	-	-	5,702
Commercial and industrial	5,613	-	-	5,613
Mortgage
1-4 Family	3,263	-	-	3,263
Resort Lending	1,064	-	-	1,064
Other real estate (5)
Commercial
Income producing - real estate	1,388	-	-	1,388
Land, land development & construction-real estate	7,512	-	-	7,512
Commercial and industrial	497	-	-	497
Mortgage
1-4 Family	2,079	-	-	2,079
Resort Lending	5,297	-	-	5,297
Home equity line of credit - 1st lien	53	-	-	53
Installment
Home equity installment - 1st lien	100	-	-	100

(1)	Included in accrued income and other assets
(2)	Included in accrued expenses and other liabilities
(3)	Only includes servicing rights that are carried at fair value due to recognition of a valuation allowance.
(4)	Only includes impaired loans with specific loss allocations based on collateral value.
(5)	Only includes other real estate with subsequent write downs to fair value.

Changes in fair value for financial assets
Changes in fair values for financial assets which we have elected the fair value option for the years ended December 31 are as follows:

	Net Gains (Losses) on Assets		Total Change in Fair Values Included in Current Period
	Securities	Loans	Earnings
	(In thousands)

2012
Trading securities	$33	$-	$33
Loans held for sale	-	440	440

2011
Trading securities	$45	$-	$45
Loans held for sale	-	1,503	1,503

2010
Trading securities	$(22)	$-	$(22)
Loans held for sale	-	(378)	(378)

Reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3)
A reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, follows:

	(Liability)
	Amended Warrant
	2012	2011
	(In thousands)
Beginning balance	$(174)	$(1,311)
Total gains (losses) realized and unrealized:
Included in results of operations	(285)	1,137
Included in other comprehensive income	-	-
Purchases, issuances, settlements, maturities and calls	-	-
Transfers in and/or out of Level 3	-	-
Ending balance	$(459)	$(174)

Amount of total gains (losses) for the year included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at December 31	$(285)	$1,137

Quantitative information about the Amended Warrant
Quantitative information about the Amended Warrant at December 31, 2012 and 2011 follows:

	(Liability) Fair	Valuation	Unobservable	Unobservable Input Values December 31,
	Value	Technique	Inputs	2012	2011
	(Dollars in thousands)

Amended Warrant	$(459)	Binomial Lattice Model	Probability of non- permitted equity raise	0.5%	1.0%
			Expected discount to stock price in an equity raise	10.0%	10.0%
			Dollar amount of expected capital raise	$100 Million	$100 Million
			Expected time of non- permitted equity raise	April, 2013	April, 2013

Quantitative information about Level 3 fair value measurements measured on a non-recurring basis
Quantitative information about Level 3 fair value measurements measured on a non-recurring basis at December 31, 2012 follows:

	Asset (Liability) Fair Value	Valuation Technique	Unobservable Inputs	Weighted Average
	(Dollars in thousands)

Capitalized mortgage loan servicing rights	$8,814	Present value of net servicing revenue	Discount rate	11.00%
			Cost to service	$83
			Ancillary income	43
			Float rate	0.84%
Impaired loans
Commercial	13,190	Sales comparison approach	Adjustment for differences between comparable sales	16.7%
		Income approach	Capitalization rate	10.8
Mortgage	3,074	Sales comparison approach	Adjustment for differences between comparable sales	9.5
Other real estate
Commercial	3,276	Sales comparison approach	Adjustment for differences between comparable sales	(12.4)
		Income approach	Capitalization rate	12.3
Mortgage and Installment	3,999	Sales comparison approach	Adjustment for differences between comparable sales	(6.3)

Aggregate fair value and aggregate remaining contractual principal balance for loans held for sale
The following table reflects the difference between the aggregate fair value and the aggregate remaining contractual principal balance outstanding for loans held for sale for which the fair value option has been elected at December 31.

	Aggregate Fair Value	Difference	Contractual Principal
	(In thousands)
Loans held for sale
2012	$47,487	$1,843	$45,644
2011	44,801	1,403	43,398
2010	50,098	(100)	50,198

FAIR VALUES OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2012
FAIR VALUES OF FINANCIAL INSTRUMENTS [Abstract]
Estimated fair values and recorded book balances
The estimated fair values and recorded book balances at December 31 follow:

	December 31, 2012
			Fair Value Measurements Using
	Recorded Book Balance	Fair Value Measure-ments	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Un-observable Inputs (Level 3)
	(In thousands)
Assets
Cash and due from banks	$55,487	$55,487	$55,487	$-	$-
Interest bearing deposits	124,295	124,295	124,295	-	-
Trading securities	110	110	110	-	-
Securities available for sale	208,413	208,413	-	208,413	-
Federal Home Loan Bank and Federal Reserve Bank Stock	20,838	NA	NA	NA	NA
Net loans and loans held for sale	1,425,643	1,400,385	-	50,779	1,349,606
Accrued interest receivable	5,814	5,814	102	934	4,778
Derivative financial instruments	1,368	1,368	-	1,368	-

Liabilities
Deposits with no stated maturity	$1,360,609	$1,360,609	$1,360,609	$-	$-
Deposits with stated maturity	418,928	420,374	-	420,374	-
Other borrowings	17,625	21,463	-	21,463	-
Subordinated debentures	50,175	42,235	7,956	34,279	-
Accrued interest payable	7,197	7,197	2,942	4,255	-
Derivative financial instruments	1,320	1,320	-	861	459

	December 31, 2011
	Recorded Book Balance	Estimated Fair Value
	(In thousands)
Assets
Cash and due from banks	$62,777	$62,777
Interest bearing deposits	278,331	278,331
Trading securities	77	77
Securities available for sale	157,444	157,444
Federal Home Loan Bank and Federal Reserve Bank Stock	20,828	NA
Net loans and loans held for sale	1,562,525	1,475,738
Accrued interest receivable	6,243	6,243
Derivative financial instruments	857	857

Liabilities
Deposits with no stated maturity	$1,517,321	$1,517,321
Deposits with stated maturity	568,804	571,552
Other borrowings	33,387	37,907
Subordinated debentures	50,175	16,138
Accrued interest payable	5,106	5,106
Derivative financial instruments	1,883	1,883

OPERATING SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2012
OPERATING SEGMENTS [Abstract]
Summary of selected financial information for reportable segments
A summary of selected financial information for our reportable segments follows:

	IB	Mepco	Other(1)	Elimination(2)	Total
	(In thousands)

2012
Total assets	$1,885,807	$135,447	$192,343	$(189,730)	$2,023,867
Interest income	84,760	14,638	-	-	99,398
Net interest income	77,919	11,115	(2,779)	-	86,255
Provision for loan losses	6,895	(8)	-	-	6,887
Income (loss) before income tax	27,379	2,591	(3,677)	(95)	26,198
Net income (loss)	28,260	1,710	(3,677)	(95)	26,198

2011
Total assets	$2,132,736	$172,007	$157,251	$(154,588)	$2,307,406
Interest income	93,310	21,452	-	-	114,762
Net interest income	81,224	16,074	(2,729)	-	94,569
Provision for loan losses	27,972	(26)	-	-	27,946
Loss before income tax	(11,137)	(6,694)	(2,486)	(95)	(20,412)
Net loss	(12,768)	(4,849)	(2,488)	(95)	(20,200)

2010
Total assets	$2,270,881	$265,201	$176,740	$(177,574)	$2,535,248
Interest income	111,470	37,381	-	-	148,851
Net interest income	87,521	28,602	(4,470)	-	111,653
Provision for loan losses	47,093	(328)	-	-	46,765
Income (loss) before income tax	(27,763)	(2,264)	11,823	(95)	(18,299)
Net income (loss)	(27,049)	(1,388)	11,823	(95)	(16,709)

___________
(1)	Includes amounts relating to our parent company and certain insignificant operations. Net income in 2010 includes parent company's $18.1 million gain on extinguishment of debt.
(2)	Includes parent company's investment in subsidiaries and cash balances maintained at subsidiary.

ACCUMULATED OTHER COMPREHENSIVE INCOME (Tables)	12 Months Ended
Dec. 31, 2012
ACCUMULATED OTHER COMPREHENSIVE INCOME [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)
A summary of accumulated other comprehensive at December 31 follows:

	2012	2011	2010
	(In thousands)
Unrealized losses on available for sale securities	$(516)	$(3,579)	$(4,448)
Disproportionate tax effects from securities available for sale	(5,617)	(5,617)	(5,313)
Unrealized losses on cash flow hedges	(739)	(1,103)	(1,420)
Unrealized losses on settled derivatives	-	(436)	(1,095)
Disproportionate tax effects from cash flow hedges	(1,186)	(1,186)	(844)
Total	$(8,058)	$(11,921)	$(13,120)

INDEPENDENT BANK CORPORATION (PARENT COMPANY ONLY) FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
INDEPENDENT BANK CORPORATION (PARENT COMPANY ONLY) FINANCIAL INFORMATION [Abstract]
CONDENSED STATEMENTS OF FINANCIAL CONDITION
CONDENSED STATEMENTS OF FINANCIAL CONDITION

	December 31,
	2012	2011
	(In thousands)
ASSETS
Cash and due from banks	$3,788	$2,138
Investment in subsidiaries	187,890	154,494
Other assets	665	619
Total Assets	$192,343	$157,251

LIABILITIES AND SHAREHOLDERS' EQUITY
Subordinated debentures	$50,175	$50,175
Other liabilities	7,635	4,986
Shareholders' equity	134,533	102,090
Total Liabilities and Shareholders' Equity	$192,343	$157,251

CONDENSED STATEMENTS OF OPERATIONS
CONDENSED STATEMENTS OF OPERATIONS

	Year Ended December 31,
	2012	2011	2010
	(In thousands)
OPERATING INCOME

(Increase) decrease in fair value of U.S. Treasury warrant	$(285)	$1,137	$393
Gain on extinguishment of debt	-	-	18,066
Other income	70	64	107
Total Operating Income	(215)	1,201	18,566

OPERATING EXPENSES
Interest expense	2,779	2,729	4,470
Administrative and other expenses	683	958	2,273
Total Operating Expenses	3,462	3,687	6,743
Income (Loss) Before Income Tax and Equity in Undistributed
Net Income (Loss) of Subsidiaries	(3,677)	(2,486)	11,823
Income tax credit	-	(2)	-
Income (Loss) Before Equity in Undistributed Net
Income (Loss) of Subsidiaries	(3,677)	(2,488)	11,823
Equity in undistributed net income (loss) of subsidiaries	29,875	(17,712)	(28,532)
Net Income (Loss)	$26,198	$(20,200)	$(16,709)

CONDENSED STATEMENTS OF CASH FLOWS
CONDENSED STATEMENTS OF CASH FLOWS

	Year Ended December 31,
	2012	2011	2010
	(In thousands)
Net Loss	$26,198	$(20,200)	$(16,709)
ADJUSTMENTS TO RECONCILE NET INCOME (LOSS) TO NET CASH USED IN OPERATING ACTIVITIES
Share based compensation	184	157	-
Gain on extinguishment of debt		-	(18,066)
Depreciation, amortization of intangible assets and premiums, and accretion of discounts on securities and loans	-	1	2
Increase in other assets	(46)	(92)	(618)
Increase (decrease) in other liabilities	2,945	(2,404)	1,977
Equity in undistributed net loss of subsidiaries operations	(29,875)	17,712	28,532
Total Adjustments	(26,792)	15,374	11,827
Net Cash Used in Operating Activities	(594)	(4,826)	(4,882)

CASH FLOW FROM (USED IN) FINANCING ACTIVITIES
Proceeds from issuance of common stock	2,244	2,245	1,118
Extinguishment of debt, net	-	-	(1,005)
Net Cash From Financing Activities	2,244	2,245	113
Net Increase (Decrease) in Cash and Cash Equivalents	1,650	(2,581)	(4,769)
Cash and Cash Equivalents at Beginning of Year	2,138	4,719	9,488
Cash and Cash Equivalents at End of Year	$3,788	$2,138	$4,719

BRANCH SALE (Tables)	12 Months Ended
Dec. 31, 2012
BRANCH SALE [Abstract]
Schedule of summarizes estimated loans and deposits related branch sale
A summary of loans sold and deposits transferred follows:

(In thousands)
Loans:
Commercial	$27,083
Mortgage	8,074
Installment	12,797
Total loans	47,954
Allowance for loan losses	(610)
Net loans	$47,344

Deposits
Non-interest bearing	$71,718
Savings and interest bearing-checking	217,264
Retail time	114,107
Total deposits	403,089

ACCOUNTING POLICIES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ACCOUNTING POLICIES [Abstract]
Percentage of loan portfolio secured by real estate (in hundredths)	76.10%
Mortgage Loan Servicing Rights [Abstract]
Mortgage loan servicing fees	$ 4.4	$ 4.4	$ 4.2
Loan Revenue Recognition [Abstract]
Number of past due days for commercial loan, installment loans and payment plan receivables	90 days
Number of consecutive payments for mortgage loans misses	4
Bank Owned Life Insurance [Abstract]
Salaried employees	270
Income Taxes [Abstract]
Percentage of largest amount of tax benefit (in hundredths)	50.00%
Dividend Reinvestment Plan [Member]
Stock Reserved [Line Items]
Common stock reserved for issuance (in shares)	0.1
Long-Term Incentive Plans [Member]
Stock Reserved [Line Items]
Common stock reserved for issuance (in shares)	0.1
Equity Line Agreement [Member]
Stock Reserved [Line Items]
Common stock reserved for issuance (in shares)	2.8
Minimum [Member]
Other Intangible Assets [Line Items]
Estimated useful lives	10 years
Maximum [Member]
Other Intangible Assets [Line Items]
Estimated useful lives	15 years
Building [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Depreciated over a period	39 years
Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Depreciated over a period	7 years

RESTRICTIONS ON CASH AND DUE FROM BANKS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
RESTRICTIONS ON CASH AND DUE FROM BANKS [Abstract]
Average reserve balances maintained	$ 26.1	$ 23.9
Reserve balances related to visa debit card operations and merchant payment processing operations	$ 2.5	$ 2.1

SECURITIES (Details) (USD $)	12 Months Ended													12 Months Ended							12 Months Ended															3 Months Ended			12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2012 Below Investment Grade 1 [Member]	Dec. 31, 2012 Below Investment Grade 2 [Member]	Dec. 31, 2012 Below Investment Grade 3 [Member]	Dec. 31, 2012 U.S. Agency [Member]	Dec. 31, 2011 U.S. Agency [Member]	Dec. 31, 2012 U.S. Agency Residential Mortgage-Backed [Member]	Dec. 31, 2011 U.S. Agency Residential Mortgage-Backed [Member]	Dec. 31, 2012 Private Label Residential Mortgage-Backed [Member]	Dec. 31, 2011 Private Label Residential Mortgage-Backed [Member]	Dec. 31, 2012 Private Label Residential Mortgage-Backed [Member] California [Member]	Dec. 31, 2012 Private Label Residential Mortgage-Backed [Member] Florida [Member]	Dec. 31, 2012 Private Label Residential Mortgage-Backed [Member] Nevada [Member]	Dec. 31, 2012 Private Label Residential Mortgage-Backed [Member] Minimum [Member]	Dec. 31, 2012 Private Label Residential Mortgage-Backed [Member] Maximum [Member]	Dec. 31, 2012 Jumbo [Member]	Dec. 31, 2011 Jumbo [Member]	Dec. 31, 2012 Alt - A [Member]	Dec. 31, 2011 Alt - A [Member]	Dec. 31, 2012 Seasoned ARM Transactions [Member]	Dec. 31, 2012 Fixed Rate Jumbo [Member]	Dec. 31, 2011 Fixed Rate Jumbo [Member]	Dec. 31, 2010 Fixed Rate Jumbo [Member]	Dec. 31, 2012 Hybrid ARM Alt - A [Member]	Dec. 31, 2011 Hybrid ARM Alt - A [Member]	Dec. 31, 2012 Hybrid ARM Jumbos [Member]	Dec. 31, 2011 Hybrid ARM Jumbos [Member]	Dec. 31, 2010 Hybrid ARM Jumbos [Member]	Dec. 31, 2012 Obligations of States and Political Subdivisions [Member]	Dec. 31, 2011 Obligations of States and Political Subdivisions [Member]	Mar. 31, 2010 Trust Preferred [Member]	Dec. 31, 2012 Trust Preferred [Member]	Dec. 31, 2011 Trust Preferred [Member]	Dec. 31, 2012 Rated Issues [Member]	Dec. 31, 2011 Rated Issues [Member]	Dec. 31, 2012 Unrated Issues - No OTTI [Member]	Dec. 31, 2011 Unrated Issues - No OTTI [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized cost	$ 208,929,000		$ 161,023,000							$ 30,620,000	$ 24,980,000	$ 126,151,000	$ 93,415,000	$ 9,070,000	$ 11,066,000																			$ 38,384,000	$ 26,865,000		$ 4,704,000	$ 4,697,000
Unrealized gains	2,070,000		1,575,000							70,000	58,000	1,264,000	1,007,000	0	0																			736,000	510,000		0	0
Unrealized losses	2,586,000		5,154,000							23,000	21,000	3,000	216,000	876,000	2,798,000																			69,000	58,000		1,615,000	2,061,000
Fair Value	208,413,000		157,444,000							30,667,000	25,017,000	127,412,000	94,206,000	8,194,000	8,268,000																			39,051,000	27,317,000		3,089,000	2,636,000
Accumulated other comprehensive loss	300,000		1,100,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than Twelve Months, Fair Value	15,481,000		53,228,000							8,097,000	9,974,000	0	42,500,000	0	163,000																			7,384,000	0		0	591,000
Less Than Twelve Months, Unrealized Losses	92,000		1,545,000							23,000	21,000	0	216,000	0	90,000																			69,000	0		0	1,218,000
Twelve Months or More, Fair Value	11,738,000		11,876,000							0	0	457,000	0	8,192,000	8,102,000																			0	1,729,000		3,089,000	2,045,000
Twelve Months or More, Unrealized Losses	2,494,000		3,609,000							0	0	3,000	0	876,000	2,708,000																			0	58,000		1,615,000	843,000
Total, Fair value	27,219,000		65,104,000							8,097,000	9,974,000	457,000	42,500,000	8,192,000	8,265,000																			7,384,000	1,729,000		3,089,000	2,636,000
Total, Unrealized Losses	2,586,000		5,154,000							23,000	21,000	3,000	216,000	876,000	2,798,000																			69,000	58,000		1,615,000	2,061,000
Number of securities with market fair value less than amortized cost										2		1		8
Number of issues rated as investment grade														2
Number of securities rated below investment grade														4
Number of securities that are split rated														2
Number of bonds with impairment in excess of ten percent														3
Percentage of excess impairment on bonds (in hundredths)														10.00%
Mortgage Backed Securities Issued By Private Enterprises [Abstract]
Fair Value																					6,041,000	6,454,000	2,153,000	1,814,000
Net Unrealized Gain Loss																					(594,000)	(1,937,000)	(282,000)	(861,000)
Percentage of credit widening (in hundredths)																					74.00%		26.00%
Number of transactions with geographic concentration																7	3	1
Collateral pool, minimum (in hundredths)																22.00%	5.00%
Collateral pool, maximum (in hundredths)																58.00%	7.00%
Typical median exposure (in hundredths)																47.00%		5.00%
Number of transactions with concentration in loans														6
Percentage of loans with interest only for for a specified period of time (in hundredths)																			31.00%	94.00%
Super senior (in hundredths)														22.00%
Senior (in hundredths)														41.00%
Senior support (in hundredths)														25.00%
Mezzanine (in hundredths)														12.00%
Seasoned transaction period	100 months
Level of subordination (in hundredths)														8.23%
Review of credit performance	includes: current period as well as cumulative realized losses; the level of severe payment problems, which includes other real estate (ORE), foreclosures, bankruptcy and 90 day delinquencies; and the level of less severe payment problems, which consists of 30 and 60 day delinquencies.
Normalized prepayment rate, minimum (in hundredths)																									12.00%
Normalized prepayment rate, maximum (in hundredths)																									20.00%
Number of transactions with fixed rate collateral														1
Projected period of decline in loan defaults	3 years
Expected loss severity period	18 months
Period loss severity are expected to decline	2 years
The number of private label mortgage backed securities currently below investment grade with OTTI														3
Fair value of private label mortgage backed securities currently below investment grade with OTTI							3,300,000	1,800,000	100,000
Private label mortgage backed securities with OTTI and below investment grade, unrealized losses							400,000	100,000	10,000
Private label mortgage backed securities with OTTI and below investment grade, amortized cost							3,800,000	1,900,000	100,000
Loan transactions period																										30 years			30 years		30 years
Average fico required for underlying loans																										744			717		738
Average loan-to-value (in hundredths)																										72.00%			78.00%		57.00%
Loan origination date																										2007			2005		2005
Credit related to OTTI																										722,000			457,000		380,000
OTTI changes recorded in earnings	339,000		760,000		462,000																					247,000	213,000	197,000	32,000	425,000	60,000	122,000	198,000			67,000
Number of municipal securities with fair value less than amortized cost	7
Number of impaired municipal securities rated by major agency	6																																				4
Non-rated securities, amortized cost																																					2,800,000
Fair value of non-rated trust preferred securities																																					1,500,000
Trust preferred securities [Abstract]
Number of securities with fair values less than amortized cost	4
Fair Value																																							1,581,000	1,405,000	1,508,000	1,231,000
Net Unrealized Gain (Loss)																																							(316,000)	(484,000)	(1,299,000)	(1,577,000)
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Maturing within one year	1,040,000
Maturing after one year but within five years	6,374,000
Maturing after five years but within ten years	20,583,000
Maturing after ten years	45,711,000
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis	73,708,000
U.S. agency residential mortgage-backed	126,151,000
Private label residential mortgage-backed	9,070,000
Total	208,929,000
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Maturing within one year	1,055,000
Maturing after one year but within five years	6,560,000
Maturing after five years but within ten years	20,824,000
Maturing after ten years	44,368,000
Available-for-sale Securities fair value total	72,807,000
U.S. agency residential mortgage backed	127,412,000
Private label residential mortgage-backed	8,194,000
Total	208,413,000
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Balance at beginning of period	1,470,000		710,000		248,000
Additions to credit losses on securities for which no previous OTTI was recognized	0		425,000		198,000
Increases to credit losses on securities for which OTTI was previously recognized	339,000		335,000		264,000
Balance at end of period	1,809,000		1,470,000		710,000
Gain and losses realized on sale of securities available for sale [Abstract]
Proceeds	37,176,000		70,322,000		96,648,000
Realized Gains	1,193,000		279,000		1,882,000
Realized Losses	0	[1]	75,000	[1]	221,000	[1]
OTTI not reported in earning	300,000		800,000		500,000
Trading Securities, Realized Gain (Loss)	30,000		40,000		(20,000)
Securities with book value	$ 23,100,000		$ 12,600,000
Percentage of revenue or taxing authority exceeded of consolidated shareholders' equity (in hundredths)	10.00%

[1]	Losses in 2012, 2011 and 2010 exclude $0.3 million, $0.8 million and $0.5 million, respectively of other than temporary impairment.

LOANS AND PAYMENT PLAN RECEIVABLES (Details) (USD $)	Dec. 31, 2012		Dec. 31, 2011
Loans [Abstract]
Total Loans	$ 1,419,139,000		$ 1,576,608,000
Net of deferred loan fees	(200,000)		100,000
Payment plan receivables	90,800,000		122,700,000
Unamortized discount	6,200,000		7,900,000
Effective yields of payment plan receivables (in hundredths)	15.00%		15.00%
Residential First Mortgages [Member]
Loans [Abstract]
Total Loans	468,636,000	[1]	530,969,000	[1]
Residential Home Equity and Other Junior Mortgages [Member]
Loans [Abstract]
Total Loans	121,235,000	[1]	150,127,000	[1]
Construction and Land Development [Member]
Loans [Abstract]
Total Loans	56,183,000	[1]	59,136,000	[1]
Other [Member]
Loans [Abstract]
Total Loans	434,336,000	[1],[2]	446,980,000	[1],[2]
Commercial [Member]
Loans [Abstract]
Total Loans	132,904,000		150,633,000
Consumer [Member]
Loans [Abstract]
Total Loans	117,077,000		119,106,000
Payment Plan Receivables [Member]
Loans [Abstract]
Total Loans	84,692,000		115,018,000
Agricultural [Member]
Loans [Abstract]
Total Loans	$ 4,076,000		$ 4,639,000

[1]	Includes both residential and non-residential commercial loans secured by real estate.
[2]	Includes loans secured by multi-family residential and non-farm, non-residential property.

LOANS AND PAYMENT PLAN RECEIVABLES , Allowance for Loan Losses (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Analysis of allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period	$ 58,884	$ 67,915	$ 81,717
Additions (deductions) [Abstract]
Provision for loan losses	6,887	27,946	46,765
Recoveries credited to allowance	6,522	4,747	3,612
Loans charged against the allowance	(27,408)	(41,724)	(64,179)
Reclassification to loans held for sale	(610)
Balance at end of period	44,275	58,884	67,915
Allowance for loan losses [Abstract]
Individually evaluated for impairment	21,009	22,299
Collectively evaluated for impairment	23,266	36,585
Total ending allowance balance	44,275	58,884
Loans [Abstract]
Individually evaluated for impairment	151,167	159,930
Collectively evaluated for impairment	1,272,801	1,422,509
Total loans recorded investment	1,423,968	1,582,439
Accrued interest included in recorded investment	4,829	5,831
Total loans	1,419,139	1,576,608
Commercial [Member]
Analysis of allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period	18,183	23,836	41,259
Additions (deductions) [Abstract]
Provision for loan losses	2,351	12,988	17,716
Recoveries credited to allowance	3,610	1,850	969
Loans charged against the allowance	(12,588)	(20,491)	(36,108)
Reclassification to loans held for sale	(154)
Balance at end of period	11,402	18,183	23,836
Allowance for loan losses [Abstract]
Individually evaluated for impairment	6,558	10,252
Collectively evaluated for impairment	4,844	7,931
Total ending allowance balance	11,402	18,183
Loans [Abstract]
Individually evaluated for impairment	55,634	58,674
Collectively evaluated for impairment	563,316	594,665
Total loans recorded investment	618,950	653,339
Accrued interest included in recorded investment	1,692	2,184
Total loans	617,258	651,155
Mortgage [Member]
Analysis of allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period	22,885	22,642	18,434
Additions (deductions) [Abstract]
Provision for loan losses	7,778	14,410	23,316
Recoveries credited to allowance	1,581	1,441	1,155
Loans charged against the allowance	(10,741)	(15,608)	(20,263)
Reclassification to loans held for sale	(56)
Balance at end of period	21,447	22,885	22,642
Allowance for loan losses [Abstract]
Individually evaluated for impairment	12,869	10,285
Collectively evaluated for impairment	8,578	12,600
Total ending allowance balance	21,447	22,885
Loans [Abstract]
Individually evaluated for impairment	88,028	93,702
Collectively evaluated for impairment	441,703	499,919
Total loans recorded investment	529,731	593,621
Accrued interest included in recorded investment	2,391	2,745
Total loans	527,340	590,876
Installment [Member]
Analysis of allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period	6,146	6,769	6,404
Additions (deductions) [Abstract]
Provision for loan losses	15	3,365	6,616
Recoveries credited to allowance	1,311	1,451	1,475
Loans charged against the allowance	(4,009)	(5,439)	(7,726)
Reclassification to loans held for sale	(85)
Balance at end of period	3,378	6,146	6,769
Allowance for loan losses [Abstract]
Individually evaluated for impairment	1,582	1,762
Collectively evaluated for impairment	1,796	4,384
Total ending allowance balance	3,378	6,146
Loans [Abstract]
Individually evaluated for impairment	7,505	7,554
Collectively evaluated for impairment	183,090	212,907
Total loans recorded investment	190,595	220,461
Accrued interest included in recorded investment	746	902
Total loans	189,849	219,559
Payment Plan Receivables [Member]
Analysis of allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period	197	389	754
Additions (deductions) [Abstract]
Provision for loan losses	(3)	(11)	(296)
Recoveries credited to allowance	20	5	13
Loans charged against the allowance	(70)	(186)	(82)
Reclassification to loans held for sale	0
Balance at end of period	144	197	389
Allowance for loan losses [Abstract]
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	144	197
Total ending allowance balance	144	197
Loans [Abstract]
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	84,692	115,018
Total loans recorded investment	84,692	115,018
Accrued interest included in recorded investment	0	0
Total loans	84,692	115,018
Unallocated [Member]
Analysis of allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period	11,473	14,279	14,866
Additions (deductions) [Abstract]
Provision for loan losses	(3,254)	(2,806)	(587)
Recoveries credited to allowance	0	0	0
Loans charged against the allowance	0	0	0
Reclassification to loans held for sale	(315)
Balance at end of period	7,904	11,473	14,279
Allowance for loan losses [Abstract]
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	7,904	11,473
Total ending allowance balance	$ 7,904	$ 11,473

LOANS AND PAYMENT PLAN RECEIVABLES, Receivables Past Due (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Non-performing loans [Abstract]
Non-accrual loans	$ 32,929,000	$ 59,309,000
Loans 90 days or more past due and still accruing interest	7,000	574,000
Total Non-performing Loans	32,936,000	59,883,000
Accrued Interest	2,300,000	3,200,000	5,000,000
Interest Income	100,000	100,000	100,000
Non performing loans by class [Abstract]
90+ and Still Accruing	7,000	574,000
Non-Accrual	32,929,000	59,309,000
Total Non-performing Loans	32,936,000	59,883,000
Aging analysis of loans by class [Abstract]
Total loans	1,419,139,000	1,576,608,000
Total Recorded Investment [Member]
Non-performing loans [Abstract]
Non-accrual loans	32,929,000	59,309,000
Loans 90 days or more past due and still accruing interest	7,000	587,000
Total Non-performing Loans	32,936,000	59,896,000
Non performing loans by class [Abstract]
90+ and Still Accruing	7,000	587,000
Non-Accrual	32,929,000	59,309,000
Total Non-performing Loans	32,936,000	59,896,000
Aging analysis of loans by class [Abstract]
Loans Past Due 30-59 days	16,980,000	16,275,000
Loans Past Due 60 to 89 days	3,971,000	7,117,000
Loans Past Due 90+ days	24,098,000	43,245,000
Total	45,049,000	66,637,000
Loans not Past Due	1,378,919,000	1,515,802,000
Total loans	1,423,968,000	1,582,439,000
Accrued Interest Included in Recorded Investment [Member]
Non-performing loans [Abstract]
Non-accrual loans	0	0
Loans 90 days or more past due and still accruing interest	0	13,000
Total Non-performing Loans	0	13,000
Non performing loans by class [Abstract]
90+ and Still Accruing	0	13,000
Non-Accrual	0	0
Total Non-performing Loans	0	13,000
Aging analysis of loans by class [Abstract]
Loans Past Due 30-59 days	146,000	160,000
Loans Past Due 60 to 89 days	43,000	105,000
Loans Past Due 90+ days	0	13,000
Total	189,000	278,000
Loans not Past Due	4,640,000	5,553,000
Total loans	4,829,000	5,831,000
Commercial [Member] | Income Producing - Real Estate [Member]
Non-performing loans [Abstract]
Non-accrual loans	5,611,000	13,788,000
Loans 90 days or more past due and still accruing interest	0	490,000
Total Non-performing Loans	5,611,000	14,278,000
Non performing loans by class [Abstract]
90+ and Still Accruing	0	490,000
Non-Accrual	5,611,000	13,788,000
Total Non-performing Loans	5,611,000	14,278,000
Aging analysis of loans by class [Abstract]
Loans Past Due 30-59 days	3,734,000	1,701,000
Loans Past Due 60 to 89 days	609,000	937,000
Loans Past Due 90+ days	2,826,000	6,408,000
Total	7,169,000	9,046,000
Loans not Past Due	215,623,000	264,620,000
Total loans	222,792,000	273,666,000
Commercial [Member] | Land, Land Development and Construction Real Estate [Member]
Non-performing loans [Abstract]
Non-accrual loans	4,062,000	6,990,000
Loans 90 days or more past due and still accruing interest	0	43,000
Total Non-performing Loans	4,062,000	7,033,000
Non performing loans by class [Abstract]
90+ and Still Accruing	0	43,000
Non-Accrual	4,062,000	6,990,000
Total Non-performing Loans	4,062,000	7,033,000
Aging analysis of loans by class [Abstract]
Loans Past Due 30-59 days	336,000	487,000
Loans Past Due 60 to 89 days	0	66,000
Loans Past Due 90+ days	1,176,000	2,720,000
Total	1,512,000	3,273,000
Loans not Past Due	41,750,000	51,453,000
Total loans	43,262,000	54,726,000
Commercial [Member] | Commercial and Industrial [Member]
Non-performing loans [Abstract]
Non-accrual loans	5,080,000	7,984,000
Loans 90 days or more past due and still accruing interest	0	0
Total Non-performing Loans	5,080,000	7,984,000
Non performing loans by class [Abstract]
90+ and Still Accruing	0	0
Non-Accrual	5,080,000	7,984,000
Total Non-performing Loans	5,080,000	7,984,000
Aging analysis of loans by class [Abstract]
Loans Past Due 30-59 days	2,522,000	1,861,000
Loans Past Due 60 to 89 days	654,000	1,132,000
Loans Past Due 90+ days	1,913,000	3,516,000
Total	5,089,000	6,509,000
Loans not Past Due	347,807,000	318,438,000
Total loans	352,896,000	324,947,000
Mortgage [Member] | 1-4 Family [Member]
Non-performing loans [Abstract]
Non-accrual loans	9,654,000	15,929,000
Loans 90 days or more past due and still accruing interest	7,000	54,000
Total Non-performing Loans	9,661,000	15,983,000
Non performing loans by class [Abstract]
90+ and Still Accruing	7,000	54,000
Non-Accrual	9,654,000	15,929,000
Total Non-performing Loans	9,661,000	15,983,000
Aging analysis of loans by class [Abstract]
Loans Past Due 30-59 days	4,429,000	3,507,000
Loans Past Due 60 to 89 days	1,115,000	1,418,000
Loans Past Due 90+ days	9,661,000	15,983,000
Total	15,205,000	20,908,000
Loans not Past Due	279,132,000	294,771,000
Total loans	294,337,000	315,679,000
Mortgage [Member] | Resort Lending [Member]
Non-performing loans [Abstract]
Non-accrual loans	4,861,000	8,819,000
Loans 90 days or more past due and still accruing interest	0	0
Total Non-performing Loans	4,861,000	8,819,000
Non performing loans by class [Abstract]
90+ and Still Accruing	0	0
Non-Accrual	4,861,000	8,819,000
Total Non-performing Loans	4,861,000	8,819,000
Aging analysis of loans by class [Abstract]
Loans Past Due 30-59 days	748,000	2,129,000
Loans Past Due 60 to 89 days	370,000	932,000
Loans Past Due 90+ days	4,861,000	8,819,000
Total	5,979,000	11,880,000
Loans not Past Due	164,414,000	184,943,000
Total loans	170,393,000	196,823,000
Mortgage [Member] | Home Equity Line of Credit - 1st Lien [Member]
Non-performing loans [Abstract]
Non-accrual loans	529,000	523,000
Loans 90 days or more past due and still accruing interest	0	0
Total Non-performing Loans	529,000	523,000
Non performing loans by class [Abstract]
90+ and Still Accruing	0	0
Non-Accrual	529,000	523,000
Total Non-performing Loans	529,000	523,000
Aging analysis of loans by class [Abstract]
Loans Past Due 30-59 days	453,000	96,000
Loans Past Due 60 to 89 days	51,000	196,000
Loans Past Due 90+ days	529,000	523,000
Total	1,033,000	815,000
Loans not Past Due	18,003,000	24,705,000
Total loans	19,036,000	25,520,000
Mortgage [Member] | Home Equity Line of Credit - 2nd Lien [Member]
Non-performing loans [Abstract]
Non-accrual loans	685,000	889,000
Loans 90 days or more past due and still accruing interest	0	0
Total Non-performing Loans	685,000	889,000
Non performing loans by class [Abstract]
90+ and Still Accruing	0	0
Non-Accrual	685,000	889,000
Total Non-performing Loans	685,000	889,000
Aging analysis of loans by class [Abstract]
Loans Past Due 30-59 days	442,000	506,000
Loans Past Due 60 to 89 days	32,000	159,000
Loans Past Due 90+ days	685,000	889,000
Total	1,159,000	1,554,000
Loans not Past Due	44,806,000	54,045,000
Total loans	45,965,000	55,599,000
Installment [Member] | Home Equity Installment - 1st Lien [Member]
Non-performing loans [Abstract]
Non-accrual loans	1,278,000	1,542,000
Loans 90 days or more past due and still accruing interest	0	0
Total Non-performing Loans	1,278,000	1,542,000
Non performing loans by class [Abstract]
90+ and Still Accruing	0	0
Non-Accrual	1,278,000	1,542,000
Total Non-performing Loans	1,278,000	1,542,000
Aging analysis of loans by class [Abstract]
Loans Past Due 30-59 days	599,000	757,000
Loans Past Due 60 to 89 days	140,000	264,000
Loans Past Due 90+ days	1,278,000	1,542,000
Total	2,017,000	2,563,000
Loans not Past Due	30,368,000	41,239,000
Total loans	32,385,000	43,802,000
Installment [Member] | Home Equity Installment - 2nd Lien [Member]
Non-performing loans [Abstract]
Non-accrual loans	675,000	1,023,000
Loans 90 days or more past due and still accruing interest	0	0
Total Non-performing Loans	675,000	1,023,000
Non performing loans by class [Abstract]
90+ and Still Accruing	0	0
Non-Accrual	675,000	1,023,000
Total Non-performing Loans	675,000	1,023,000
Aging analysis of loans by class [Abstract]
Loans Past Due 30-59 days	430,000	676,000
Loans Past Due 60 to 89 days	125,000	365,000
Loans Past Due 90+ days	675,000	1,023,000
Total	1,230,000	2,064,000
Loans not Past Due	38,956,000	51,224,000
Total loans	40,186,000	53,288,000
Installment [Member] | Loans Not Secured By Real Estate [Member]
Non-performing loans [Abstract]
Non-accrual loans	390,000	880,000
Loans 90 days or more past due and still accruing interest	0	0
Total Non-performing Loans	390,000	880,000
Non performing loans by class [Abstract]
90+ and Still Accruing	0	0
Non-Accrual	390,000	880,000
Total Non-performing Loans	390,000	880,000
Aging analysis of loans by class [Abstract]
Loans Past Due 30-59 days	899,000	1,173,000
Loans Past Due 60 to 89 days	259,000	463,000
Loans Past Due 90+ days	390,000	880,000
Total	1,548,000	2,516,000
Loans not Past Due	113,751,000	117,661,000
Total loans	115,299,000	120,177,000
Installment [Member] | Others 2 [Member]
Non-performing loans [Abstract]
Non-accrual loans	0	4,000
Loans 90 days or more past due and still accruing interest	0	0
Total Non-performing Loans	0	4,000
Non performing loans by class [Abstract]
90+ and Still Accruing	0	0
Non-Accrual	0	4,000
Total Non-performing Loans	0	4,000
Aging analysis of loans by class [Abstract]
Loans Past Due 30-59 days	24,000	36,000
Loans Past Due 60 to 89 days	12,000	10,000
Loans Past Due 90+ days	0	4,000
Total	36,000	50,000
Loans not Past Due	2,689,000	3,144,000
Total loans	2,725,000	3,194,000
Payment Plan Receivables [Member] | Full Refund [Member]
Non-performing loans [Abstract]
Non-accrual loans	57,000	491,000
Loans 90 days or more past due and still accruing interest	0	0
Total Non-performing Loans	57,000	491,000
Non performing loans by class [Abstract]
90+ and Still Accruing	0	0
Non-Accrual	57,000	491,000
Total Non-performing Loans	57,000	491,000
Aging analysis of loans by class [Abstract]
Loans Past Due 30-59 days	2,249,000	2,943,000
Loans Past Due 60 to 89 days	552,000	951,000
Loans Past Due 90+ days	57,000	491,000
Total	2,858,000	4,385,000
Loans not Past Due	77,335,000	99,284,000
Total loans	80,193,000	103,669,000
Payment Plan Receivables [Member] | Partial Refund [Member]
Non-performing loans [Abstract]
Non-accrual loans	38,000	424,000
Loans 90 days or more past due and still accruing interest	0	0
Total Non-performing Loans	38,000	424,000
Non performing loans by class [Abstract]
90+ and Still Accruing	0	0
Non-Accrual	38,000	424,000
Total Non-performing Loans	38,000	424,000
Aging analysis of loans by class [Abstract]
Loans Past Due 30-59 days	112,000	380,000
Loans Past Due 60 to 89 days	46,000	200,000
Loans Past Due 90+ days	38,000	424,000
Total	196,000	1,004,000
Loans not Past Due	4,119,000	9,918,000
Total loans	4,315,000	10,922,000
Payment Plan Receivables [Member] | Others [Member]
Non-performing loans [Abstract]
Non-accrual loans	9,000	23,000
Loans 90 days or more past due and still accruing interest	0	0
Total Non-performing Loans	9,000	23,000
Non performing loans by class [Abstract]
90+ and Still Accruing	0	0
Non-Accrual	9,000	23,000
Total Non-performing Loans	9,000	23,000
Aging analysis of loans by class [Abstract]
Loans Past Due 30-59 days	3,000	23,000
Loans Past Due 60 to 89 days	6,000	24,000
Loans Past Due 90+ days	9,000	23,000
Total	18,000	70,000
Loans not Past Due	166,000	357,000
Total loans	$ 184,000	$ 427,000

LOANS AND PAYMENT PLAN RECEIVABLES, Impaired Financing Receivables (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Impaired loans [Abstract]
TDR	$ 25,501		$ 26,945
Non - TDR	418		423
TDR - allowance based on collateral	16,231		20,142
TDR - allowance based on present value cash flow	101,931		98,130
Non - TDR - allowance based on collateral	6,580		13,773
Non - TDR - allowance based on present value cash flow	0		0
Total impaired loans	150,661		159,413
Amount of allowance for loan losses allocated [Abstract]
TDR - allowance based on collateral	5,060		6,004
TDR - allowance based on present value cash flow	14,462		12,048
Non - TDR - allowance based on collateral	1,487		4,247
Non - TDR - allowance based on present value cash flow	0		0
Total amount of allowance for loan losses allocated	21,009		22,299
Impaired Loans by class [Abstract]
Recorded Investment	150,661		159,413
With No Related Allowance Recorded [Member]
Impaired loans [Abstract]
Total impaired loans	26,007	[1]	27,451	[1]
Impaired Loans by class [Abstract]
Recorded Investment	26,007	[1]	27,451	[1]
Unpaid Principal Balance	29,365	[1]	32,334	[1]
Related Allowance	0	[1]	0	[1]
Average Recorded Investment	26,853	[2]	27,674	[2]
Interest Income Recognized	1,264	[2]	1,130	[2]
With An Allowance Recorded [Member]
Impaired loans [Abstract]
Total impaired loans	125,160	[1]	132,479	[1]
Impaired Loans by class [Abstract]
Recorded Investment	125,160	[1]	132,479	[1]
Unpaid Principal Balance	136,557	[1]	147,607	[1]
Related Allowance	21,009	[1]	22,299	[1]
Average Recorded Investment	132,586	[2]	127,785	[2]
Interest Income Recognized	4,727	[2]	4,143	[2]
Total Recorded Investment [Member]
Impaired loans [Abstract]
Total impaired loans	151,167	[1]	159,930	[1]
Impaired Loans by class [Abstract]
Recorded Investment	151,167	[1]	159,930	[1]
Unpaid Principal Balance	165,922	[1]	179,941	[1]
Related Allowance	21,009	[1]	22,299	[1]
Average Recorded Investment	159,439	[2]	155,459	[2]	168,000
Interest Income Recognized	5,991	[2]	5,273	[2]	5,700
Accrued Interest Included in Recorded Investment [Member]
Impaired loans [Abstract]
Total impaired loans	506	[1]	517	[1]
Impaired Loans by class [Abstract]
Recorded Investment	506	[1]	517	[1]
Commercial [Member] | Income Producing - Real Estate [Member] | With No Related Allowance Recorded [Member]
Impaired loans [Abstract]
Total impaired loans	4,050	[1]	4,626	[1]
Impaired Loans by class [Abstract]
Recorded Investment	4,050	[1]	4,626	[1]
Unpaid Principal Balance	4,672	[1]	6,386	[1]
Related Allowance	0	[1]	0	[1]
Average Recorded Investment	2,981	[2]	3,170	[2]
Interest Income Recognized	166	[2]	170	[2]
Commercial [Member] | Income Producing - Real Estate [Member] | With An Allowance Recorded [Member]
Impaired loans [Abstract]
Total impaired loans	20,628	[1]	22,781	[1]
Impaired Loans by class [Abstract]
Recorded Investment	20,628	[1]	22,781	[1]
Unpaid Principal Balance	24,250	[1]	29,400	[1]
Related Allowance	1,822	[1]	3,642	[1]
Average Recorded Investment	23,508	[2]	18,812	[2]
Interest Income Recognized	571	[2]	117	[2]
Commercial [Member] | Income Producing - Real Estate [Member] | Total Recorded Investment [Member]
Impaired loans [Abstract]
Total impaired loans	24,678	[1]	27,407	[1]
Impaired Loans by class [Abstract]
Recorded Investment	24,678	[1]	27,407	[1]
Unpaid Principal Balance	28,922	[1]	35,786	[1]
Related Allowance	1,822	[1]	3,642	[1]
Average Recorded Investment	26,489	[2]	21,982	[2]
Interest Income Recognized	737	[2]	287	[2]
Commercial [Member] | Land, Land Development and Construction Real Estate [Member] | With No Related Allowance Recorded [Member]
Impaired loans [Abstract]
Total impaired loans	3,304	[1]	219	[1]
Impaired Loans by class [Abstract]
Recorded Investment	3,304	[1]	219	[1]
Unpaid Principal Balance	3,294	[1]	243	[1]
Related Allowance	0	[1]	0	[1]
Average Recorded Investment	2,549	[2]	613	[2]
Interest Income Recognized	150	[2]	35	[2]
Commercial [Member] | Land, Land Development and Construction Real Estate [Member] | With An Allowance Recorded [Member]
Impaired loans [Abstract]
Total impaired loans	8,808	[1]	12,362	[1]
Impaired Loans by class [Abstract]
Recorded Investment	8,808	[1]	12,362	[1]
Unpaid Principal Balance	11,971	[1]	14,055	[1]
Related Allowance	1,986	[1]	3,633	[1]
Average Recorded Investment	10,305	[2]	9,828	[2]
Interest Income Recognized	183	[2]	114	[2]
Commercial [Member] | Land, Land Development and Construction Real Estate [Member] | Total Recorded Investment [Member]
Impaired loans [Abstract]
Total impaired loans	12,112	[1]	12,581	[1]
Impaired Loans by class [Abstract]
Recorded Investment	12,112	[1]	12,581	[1]
Unpaid Principal Balance	15,265	[1]	14,298	[1]
Related Allowance	1,986	[1]	3,633	[1]
Average Recorded Investment	12,854	[2]	10,441	[2]
Interest Income Recognized	333	[2]	149	[2]
Commercial [Member] | Commercial and Industrial [Member] | With No Related Allowance Recorded [Member]
Impaired loans [Abstract]
Total impaired loans	2,611	[1]	3,593	[1]
Impaired Loans by class [Abstract]
Recorded Investment	2,611	[1]	3,593	[1]
Unpaid Principal Balance	2,592	[1]	3,677	[1]
Related Allowance	0	[1]	0	[1]
Average Recorded Investment	3,526	[2]	2,874	[2]
Interest Income Recognized	246	[2]	70	[2]
Commercial [Member] | Commercial and Industrial [Member] | With An Allowance Recorded [Member]
Impaired loans [Abstract]
Total impaired loans	16,233	[1]	15,093	[1]
Impaired Loans by class [Abstract]
Recorded Investment	16,233	[1]	15,093	[1]
Unpaid Principal Balance	18,564	[1]	18,357	[1]
Related Allowance	2,750	[1]	2,977	[1]
Average Recorded Investment	17,828	[2]	11,501	[2]
Interest Income Recognized	467	[2]	352	[2]
Commercial [Member] | Commercial and Industrial [Member] | Total Recorded Investment [Member]
Impaired loans [Abstract]
Total impaired loans	18,844	[1]	18,686	[1]
Impaired Loans by class [Abstract]
Recorded Investment	18,844	[1]	18,686	[1]
Unpaid Principal Balance	21,156	[1]	22,034	[1]
Related Allowance	2,750	[1]	2,977	[1]
Average Recorded Investment	21,354	[2]	14,375	[2]
Interest Income Recognized	713	[2]	422	[2]
Mortgage [Member] | 1-4 Family [Member] | With No Related Allowance Recorded [Member]
Impaired loans [Abstract]
Total impaired loans	5,666	[1]	6,975	[1]
Impaired Loans by class [Abstract]
Recorded Investment	5,666	[1]	6,975	[1]
Unpaid Principal Balance	7,921	[1]	9,242	[1]
Related Allowance	0	[1]	0	[1]
Average Recorded Investment	6,952	[2]	8,566	[2]
Interest Income Recognized	239	[2]	299	[2]
Mortgage [Member] | 1-4 Family [Member] | With An Allowance Recorded [Member]
Impaired loans [Abstract]
Total impaired loans	58,494	[1]	61,214	[1]
Impaired Loans by class [Abstract]
Recorded Investment	58,494	[1]	61,214	[1]
Unpaid Principal Balance	60,497	[1]	63,464	[1]
Related Allowance	8,518	[1]	7,716	[1]
Average Recorded Investment	59,533	[2]	62,811	[2]
Interest Income Recognized	2,613	[2]	2,692	[2]
Mortgage [Member] | 1-4 Family [Member] | Total Recorded Investment [Member]
Impaired loans [Abstract]
Total impaired loans	64,160	[1]	68,189	[1]
Impaired Loans by class [Abstract]
Recorded Investment	64,160	[1]	68,189	[1]
Unpaid Principal Balance	68,418	[1]	72,706	[1]
Related Allowance	8,518	[1]	7,716	[1]
Average Recorded Investment	66,485	[2]	71,377	[2]
Interest Income Recognized	2,852	[2]	2,991	[2]
Mortgage [Member] | Resort Lending [Member] | With No Related Allowance Recorded [Member]
Impaired loans [Abstract]
Total impaired loans	5,383	[1]	7,156	[1]
Impaired Loans by class [Abstract]
Recorded Investment	5,383	[1]	7,156	[1]
Unpaid Principal Balance	5,539	[1]	7,680	[1]
Related Allowance	0	[1]	0	[1]
Average Recorded Investment	6,148	[2]	7,751	[2]
Interest Income Recognized	220	[2]	330	[2]
Mortgage [Member] | Resort Lending [Member] | With An Allowance Recorded [Member]
Impaired loans [Abstract]
Total impaired loans	18,380	[1]	18,159	[1]
Impaired Loans by class [Abstract]
Recorded Investment	18,380	[1]	18,159	[1]
Unpaid Principal Balance	18,621	[1]	19,351	[1]
Related Allowance	4,321	[1]	2,534	[1]
Average Recorded Investment	18,360	[2]	21,750	[2]
Interest Income Recognized	780	[2]	734	[2]
Mortgage [Member] | Resort Lending [Member] | Total Recorded Investment [Member]
Impaired loans [Abstract]
Total impaired loans	23,763	[1]	25,315	[1]
Impaired Loans by class [Abstract]
Recorded Investment	23,763	[1]	25,315	[1]
Unpaid Principal Balance	24,160	[1]	27,031	[1]
Related Allowance	4,321	[1]	2,534	[1]
Average Recorded Investment	24,508	[2]	29,501	[2]
Interest Income Recognized	1,000	[2]	1,064	[2]
Mortgage [Member] | Home Equity Line of Credit - 1st Lien [Member] | With No Related Allowance Recorded [Member]
Impaired loans [Abstract]
Total impaired loans	15	[1]	0	[1]
Impaired Loans by class [Abstract]
Recorded Investment	15	[1]	0	[1]
Unpaid Principal Balance	31	[1]	0	[1]
Related Allowance	0	[1]	0	[1]
Average Recorded Investment	10	[2]	0	[2]
Interest Income Recognized	0	[2]	0	[2]
Mortgage [Member] | Home Equity Line of Credit - 1st Lien [Member] | With An Allowance Recorded [Member]
Impaired loans [Abstract]
Total impaired loans	47	[1]	64	[1]
Impaired Loans by class [Abstract]
Recorded Investment	47	[1]	64	[1]
Unpaid Principal Balance	46	[1]	73	[1]
Related Allowance	30	[1]	35	[1]
Average Recorded Investment	55	[2]	32	[2]
Interest Income Recognized	2	[2]	2	[2]
Mortgage [Member] | Home Equity Line of Credit - 1st Lien [Member] | Total Recorded Investment [Member]
Impaired loans [Abstract]
Total impaired loans	62	[1]	64	[1]
Impaired Loans by class [Abstract]
Recorded Investment	62	[1]	64	[1]
Unpaid Principal Balance	77	[1]	73	[1]
Related Allowance	30	[1]	35	[1]
Average Recorded Investment	65	[2]	32	[2]
Interest Income Recognized	2	[2]	2	[2]
Mortgage [Member] | Home Equity Line of Credit - 2nd Lien [Member] | With No Related Allowance Recorded [Member]
Impaired loans [Abstract]
Total impaired loans	43	[1]	134	[1]
Impaired Loans by class [Abstract]
Recorded Investment	43	[1]	134	[1]
Unpaid Principal Balance	118	[1]	211	[1]
Related Allowance	0	[1]	0	[1]
Average Recorded Investment	62	[2]	118	[2]
Interest Income Recognized	3	[2]	4	[2]
Mortgage [Member] | Home Equity Line of Credit - 2nd Lien [Member] | With An Allowance Recorded [Member]
Impaired loans [Abstract]
Total impaired loans	0	[1]	0	[1]
Impaired Loans by class [Abstract]
Recorded Investment	0	[1]	0	[1]
Unpaid Principal Balance	0	[1]	0	[1]
Related Allowance	0	[1]	0	[1]
Average Recorded Investment	19	[2]	9	[2]
Interest Income Recognized	0	[2]	0	[2]
Mortgage [Member] | Home Equity Line of Credit - 2nd Lien [Member] | Total Recorded Investment [Member]
Impaired loans [Abstract]
Total impaired loans	43	[1]	134	[1]
Impaired Loans by class [Abstract]
Recorded Investment	43	[1]	134	[1]
Unpaid Principal Balance	118	[1]	211	[1]
Related Allowance	0	[1]	0	[1]
Average Recorded Investment	81	[2]	127	[2]
Interest Income Recognized	3	[2]	4	[2]
Installment [Member] | Home Equity Installment - 1st Lien [Member] | With No Related Allowance Recorded [Member]
Impaired loans [Abstract]
Total impaired loans	2,027	[1]	2,100	[1]
Impaired Loans by class [Abstract]
Recorded Investment	2,027	[1]	2,100	[1]
Unpaid Principal Balance	2,219	[1]	2,196	[1]
Related Allowance	0	[1]	0	[1]
Average Recorded Investment	1,961	[2]	1,955	[2]
Interest Income Recognized	97	[2]	96	[2]
Installment [Member] | Home Equity Installment - 1st Lien [Member] | With An Allowance Recorded [Member]
Impaired loans [Abstract]
Total impaired loans	1,215	[1]	1,232	[1]
Impaired Loans by class [Abstract]
Recorded Investment	1,215	[1]	1,232	[1]
Unpaid Principal Balance	1,240	[1]	1,293	[1]
Related Allowance	610	[1]	660	[1]
Average Recorded Investment	1,432	[2]	1,408	[2]
Interest Income Recognized	50	[2]	60	[2]
Installment [Member] | Home Equity Installment - 1st Lien [Member] | Total Recorded Investment [Member]
Impaired loans [Abstract]
Total impaired loans	3,242	[1]	3,332	[1]
Impaired Loans by class [Abstract]
Recorded Investment	3,242	[1]	3,332	[1]
Unpaid Principal Balance	3,459	[1]	3,489	[1]
Related Allowance	610	[1]	660	[1]
Average Recorded Investment	3,393	[2]	3,363	[2]
Interest Income Recognized	147	[2]	156	[2]
Installment [Member] | Home Equity Installment - 2nd Lien [Member] | With No Related Allowance Recorded [Member]
Impaired loans [Abstract]
Total impaired loans	2,278	[1]	1,987	[1]
Impaired Loans by class [Abstract]
Recorded Investment	2,278	[1]	1,987	[1]
Unpaid Principal Balance	2,278	[1]	1,987	[1]
Related Allowance	0	[1]	0	[1]
Average Recorded Investment	2,093	[2]	2,014	[2]
Interest Income Recognized	111	[2]	93	[2]
Installment [Member] | Home Equity Installment - 2nd Lien [Member] | With An Allowance Recorded [Member]
Impaired loans [Abstract]
Total impaired loans	1,161	[1]	1,421	[1]
Impaired Loans by class [Abstract]
Recorded Investment	1,161	[1]	1,421	[1]
Unpaid Principal Balance	1,174	[1]	1,458	[1]
Related Allowance	930	[1]	1,062	[1]
Average Recorded Investment	1,325	[2]	1,466	[2]
Interest Income Recognized	51	[2]	66	[2]
Installment [Member] | Home Equity Installment - 2nd Lien [Member] | Total Recorded Investment [Member]
Impaired loans [Abstract]
Total impaired loans	3,439	[1]	3,408	[1]
Impaired Loans by class [Abstract]
Recorded Investment	3,439	[1]	3,408	[1]
Unpaid Principal Balance	3,452	[1]	3,445	[1]
Related Allowance	930	[1]	1,062	[1]
Average Recorded Investment	3,418	[2]	3,480	[2]
Interest Income Recognized	162	[2]	159	[2]
Installment [Member] | Loans Not Secured By Real Estate [Member] | With No Related Allowance Recorded [Member]
Impaired loans [Abstract]
Total impaired loans	610	[1]	637	[1]
Impaired Loans by class [Abstract]
Recorded Investment	610	[1]	637	[1]
Unpaid Principal Balance	681	[1]	688	[1]
Related Allowance	0	[1]	0	[1]
Average Recorded Investment	549	[2]	598	[2]
Interest Income Recognized	30	[2]	31	[2]
Installment [Member] | Loans Not Secured By Real Estate [Member] | With An Allowance Recorded [Member]
Impaired loans [Abstract]
Total impaired loans	194	[1]	153	[1]
Impaired Loans by class [Abstract]
Recorded Investment	194	[1]	153	[1]
Unpaid Principal Balance	194	[1]	156	[1]
Related Allowance	42	[1]	40	[1]
Average Recorded Investment	221	[2]	168	[2]
Interest Income Recognized	10	[2]	6	[2]
Installment [Member] | Loans Not Secured By Real Estate [Member] | Total Recorded Investment [Member]
Impaired loans [Abstract]
Total impaired loans	804	[1]	790	[1]
Impaired Loans by class [Abstract]
Recorded Investment	804	[1]	790	[1]
Unpaid Principal Balance	875	[1]	844	[1]
Related Allowance	42	[1]	40	[1]
Average Recorded Investment	770	[2]	766	[2]
Interest Income Recognized	40	[2]	37	[2]
Installment [Member] | Others 2 [Member] | With No Related Allowance Recorded [Member]
Impaired loans [Abstract]
Total impaired loans	20	[1]	24	[1]
Impaired Loans by class [Abstract]
Recorded Investment	20	[1]	24	[1]
Unpaid Principal Balance	20	[1]	24	[1]
Related Allowance	0	[1]	0	[1]
Average Recorded Investment	22	[2]	15	[2]
Interest Income Recognized	2	[2]	2	[2]
Installment [Member] | Others 2 [Member] | With An Allowance Recorded [Member]
Impaired loans [Abstract]
Total impaired loans	0	[1]	0	[1]
Impaired Loans by class [Abstract]
Recorded Investment	0	[1]	0	[1]
Unpaid Principal Balance	0	[1]	0	[1]
Related Allowance	0	[1]	0	[1]
Average Recorded Investment	0	[2]	0	[2]
Interest Income Recognized	0	[2]	0	[2]
Installment [Member] | Others 2 [Member] | Total Recorded Investment [Member]
Impaired loans [Abstract]
Total impaired loans	20	[1]	24	[1]
Impaired Loans by class [Abstract]
Recorded Investment	20	[1]	24	[1]
Unpaid Principal Balance	20	[1]	24	[1]
Related Allowance	0	[1]	0	[1]
Average Recorded Investment	22	[2]	15	[2]
Interest Income Recognized	$ 2	[2]	$ 2	[2]

[1]	There were no impaired payment plan receivables at December 31, 2012 or 2011
[2]	There were no impaired payment plan receivables during the years ending December 31, 2012 and 2011.

LOANS AND PAYMENT PLAN RECEIVABLES, Troubled Debt Restructurings (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring	$ 143,663,000		$ 145,217,000
Troubled debt restructuring, specific reserve	19,500,000		18,100,000
Additional amounts committed to lend as troubled debt restructurings	20,000		0
Loans classified as troubled debt restructurings [Abstract]
Number of contracts	232		298
Pre-modification recorded balance	42,655,000		63,581,000
Post-modification recorded balance	39,037,000		55,620,000
Increase in allowance for loan losses	1,600,000		3,400,000
Charge offs due to troubled debt restructurings	1,000,000		4,700,000
TDR that subsequently defaulted [Abstract]
Number of contracts	16		35
Recorded Balance	2,346,000		9,954,000
Past due period for modified loans	90 days
Increase (decrease) in allowance for loan loss due to TDRs that subsequently defaulted	300,000		1,900,000
Charge-offs on TDRs that subsequently defaulted	800,000		1,800,000
Minimum [Member]
Financing Receivable, Modifications [Line Items]
Modification of stated interest rate of loans, range of period (in months)	9
Modifications involving extension of maturity date, period range (in months)	1
Maximum [Member]
Financing Receivable, Modifications [Line Items]
Modification of stated interest rate of loans, range of period (in months)	60
Modifications involving extension of maturity date, period range (in months)	60
Maximum in Certain Circumstances [Member]
Financing Receivable, Modifications [Line Items]
Modification of stated interest rate of loans, range of period (in months)	480
Modifications involving extension of maturity date, period range (in months)	472
Commercial [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring	48,509,000		44,366,000
Commercial [Member] | Income Producing - Real Estate [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts	20		42
Pre-modification recorded balance	9,464,000		21,061,000
Post-modification recorded balance	8,568,000		17,679,000
TDR that subsequently defaulted [Abstract]
Number of contracts	2		7
Recorded Balance	827,000		3,604,000
Commercial [Member] | Land, Land Development and Construction Real Estate [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts	9		20
Pre-modification recorded balance	4,800,000		10,801,000
Post-modification recorded balance	4,858,000		7,464,000
TDR that subsequently defaulted [Abstract]
Number of contracts	0		4
Recorded Balance	0		3,036,000
Commercial [Member] | Commercial and Industrial [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts	50		64
Pre-modification recorded balance	9,951,000		11,133,000
Post-modification recorded balance	7,905,000		10,649,000
TDR that subsequently defaulted [Abstract]
Number of contracts	5		2
Recorded Balance	230,000		492,000
Mortgage [Member] | Family 1 4 [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts	66		73
Pre-modification recorded balance	8,900,000		9,933,000
Post-modification recorded balance	8,488,000		9,423,000
TDR that subsequently defaulted [Abstract]
Number of contracts	2		10
Recorded Balance	148,000		1,191,000
Mortgage [Member] | Resort Lending [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts	31		33
Pre-modification recorded balance	7,750,000		8,893,000
Post-modification recorded balance	7,514,000		8,749,000
TDR that subsequently defaulted [Abstract]
Number of contracts	4		6
Recorded Balance	887,000		1,311,000
Mortgage [Member] | Home Equity Line of Credit - 1st Lien [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts	1		2
Pre-modification recorded balance	15,000		69,000
Post-modification recorded balance	0		64,000
TDR that subsequently defaulted [Abstract]
Number of contracts	0		0
Recorded Balance	0		0
Mortgage [Member] | Home Equity Line of Credit - 2nd Lien [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts	0		1
Pre-modification recorded balance	0		23,000
Post-modification recorded balance	0		18,000
TDR that subsequently defaulted [Abstract]
Number of contracts	0		0
Recorded Balance	0		0
Installment [Member] | Home Equity Installment - 1st Lien [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts	18		21
Pre-modification recorded balance	666,000		678,000
Post-modification recorded balance	632,000		618,000
TDR that subsequently defaulted [Abstract]
Number of contracts	2		1
Recorded Balance	234,000		19,000
Installment [Member] | Home Equity Installment - 2nd Lien [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts	24		16
Pre-modification recorded balance	784,000		535,000
Post-modification recorded balance	768,000		514,000
TDR that subsequently defaulted [Abstract]
Number of contracts	1		5
Recorded Balance	20,000		301,000
Installment [Member] | Loans Not Secured By Real Estate [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts	13		26
Pre-modification recorded balance	325,000		455,000
Post-modification recorded balance	304,000		442,000
TDR that subsequently defaulted [Abstract]
Number of contracts	0		0
Recorded Balance	0		0
Installment [Member] | Others 2 [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts	0		0
Pre-modification recorded balance	0		0
Post-modification recorded balance	0		0
TDR that subsequently defaulted [Abstract]
Number of contracts	0		0
Recorded Balance	0		0
Retail Segment [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring	95,154,000		100,851,000
Performing TDR's [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring	126,730,000		116,569,000
Performing TDR's [Member] | Commercial [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring	40,753,000		29,799,000
Performing TDR's [Member] | Retail Segment [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring	85,977,000		86,770,000
Non-performing TDR's [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring	16,933,000	[1]	28,648,000	[1]
Non-performing TDR's [Member] | Commercial [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring	7,756,000	[1]	14,567,000	[1]
Non-performing TDR's [Member] | Retail Segment [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring	$ 9,177,000	[1],[2]	$ 14,081,000	[1],[2]

[1]	Included in non-performing loans table above.
[2]	Also includes loans on non-accrual at the time of modification until six payments are received on a timely basis.

LOANS AND PAYMENT PLAN RECEIVABLES, Loan Ratings by Loan Class, Commercial Segment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Subsidiary's outstanding payment plan insured by third party (in hundredths)	94.70%
Subsidiary's payment outstanding payment plan 2, insured by third party (in hundredths)	5.10%
Credit scores by loan class for mortgage and installment segments [Abstract]
Accrued interest included in total	$ 4,829		$ 5,831
Credit ratings of insurer or risk retention group counterparties [Abstract]
Payment Plan Receivables, Full Refund	80,193		103,669
Payment Plan Receivable, Partial Refund	4,315		10,922
Payment Plan Receivable, Other	184		427
Total	84,692		115,018
Commercial [Member]
Loan ratings by loan class, commercial segment [Abstract]
Non-watch 1-6	523,880		510,415
Watch 7-8	57,507		89,642
Substandard Accrual 9	22,810		24,520
Non Accrual 10-11	14,753		28,762
Total	618,950		653,339
Commercial [Member] | Income Producing - Real Estate [Member]
Loan ratings by loan class, commercial segment [Abstract]
Non-watch 1-6	183,530		201,655
Watch 7-8	27,096		52,438
Substandard Accrual 9	6,555		5,785
Non Accrual 10-11	5,611		13,788
Total	222,792		273,666
Commercial [Member] | Land, Land Development and Construction Real Estate [Member]
Loan ratings by loan class, commercial segment [Abstract]
Non-watch 1-6	32,784		33,515
Watch 7-8	3,457		9,421
Substandard Accrual 9	2,959		4,800
Non Accrual 10-11	4,062		6,990
Total	43,262		54,726
Commercial [Member] | Commercial and Industrial [Member]
Loan ratings by loan class, commercial segment [Abstract]
Non-watch 1-6	307,566		275,245
Watch 7-8	26,954		27,783
Substandard Accrual 9	13,296		13,935
Non Accrual 10-11	5,080		7,984
Total	352,896		324,947
Commercial [Member] | Accrued interest included in total [Member]
Loan ratings by loan class, commercial segment [Abstract]
Non-watch 1-6	1,417		1,677
Watch 7-8	163		381
Substandard Accrual 9	112		126
Non Accrual 10-11	0		0
Total	1,692		2,184
Mortgage [Member]
Credit scores by loan class for mortgage and installment segments [Abstract]
800 and above	43,614	[1]	54,233	[1]
750-799	147,054	[1]	165,077	[1]
700-749	113,924	[1]	124,668	[1]
650-699	85,565	[1]	86,921	[1]
600-649	51,868	[1]	61,278	[1]
550-599	39,344	[1]	45,443	[1]
500-549	24,108	[1]	36,662	[1]
Under 500	12,352	[1]	14,424	[1]
Unknown	11,902	[1]	4,915	[1]
Total	529,731	[1]	593,621	[1]
Accrued interest included in total	2,391	[1]	2,745	[1]
Mortgage [Member] | 1-4 Family [Member]
Credit scores by loan class for mortgage and installment segments [Abstract]
800 and above	19,638	[1]	26,509	[1]
750-799	62,419	[1]	63,746	[1]
700-749	59,594	[1]	55,047	[1]
650-699	57,584	[1]	54,579	[1]
600-649	31,465	[1]	40,977	[1]
550-599	27,739	[1]	29,732	[1]
500-549	20,243	[1]	28,573	[1]
Under 500	9,470	[1]	12,434	[1]
Unknown	6,185	[1]	4,082	[1]
Total	294,337	[1]	315,679	[1]
Accrued interest included in total	1,319	[1]	1,404	[1]
Mortgage [Member] | Resort Lending [Member]
Credit scores by loan class for mortgage and installment segments [Abstract]
800 and above	15,430	[1]	17,345	[1]
750-799	67,094	[1]	76,381	[1]
700-749	41,860	[1]	53,210	[1]
650-699	17,685	[1]	21,579	[1]
600-649	12,317	[1]	12,750	[1]
550-599	7,887	[1]	10,698	[1]
500-549	1,212	[1]	3,716	[1]
Under 500	1,637	[1]	565	[1]
Unknown	5,271	[1]	579	[1]
Total	170,393	[1]	196,823	[1]
Accrued interest included in total	750	[1]	928	[1]
Mortgage [Member] | Home Equity Line of Credit - 1st Lien [Member]
Credit scores by loan class for mortgage and installment segments [Abstract]
800 and above	3,031	[1]	4,062	[1]
750-799	4,758	[1]	8,058	[1]
700-749	3,293	[1]	4,280	[1]
650-699	2,309	[1]	2,854	[1]
600-649	3,311	[1]	2,485	[1]
550-599	964	[1]	1,547	[1]
500-549	656	[1]	1,615	[1]
Under 500	456	[1]	539	[1]
Unknown	258	[1]	80	[1]
Total	19,036	[1]	25,520	[1]
Accrued interest included in total	91	[1]	123	[1]
Mortgage [Member] | Home Equity Line of Credit - 2nd Lien [Member]
Credit scores by loan class for mortgage and installment segments [Abstract]
800 and above	5,515	[1]	6,317	[1]
750-799	12,783	[1]	16,892	[1]
700-749	9,177	[1]	12,131	[1]
650-699	7,987	[1]	7,909	[1]
600-649	4,775	[1]	5,066	[1]
550-599	2,754	[1]	3,466	[1]
500-549	1,997	[1]	2,758	[1]
Under 500	789	[1]	886	[1]
Unknown	188	[1]	174	[1]
Total	45,965	[1]	55,599	[1]
Accrued interest included in total	231	[1]	290	[1]
Installment [Member]
Credit scores by loan class for mortgage and installment segments [Abstract]
800 and above	26,505	[1]	28,828	[1]
750-799	62,896	[1]	70,199	[1]
700-749	38,763	[1]	41,649	[1]
650-699	27,557	[1]	31,870	[1]
600-649	15,383	[1]	18,388	[1]
550-599	9,558	[1]	11,499	[1]
500-549	5,393	[1]	9,360	[1]
Under 500	2,892	[1]	3,455	[1]
Unknown	1,648	[1]	5,213	[1]
Total	190,595	[1]	220,461	[1]
Accrued interest included in total	746	[1]	902	[1]
Installment [Member] | Home Equity Installment - 1st Lien [Member]
Credit scores by loan class for mortgage and installment segments [Abstract]
800 and above	3,909	[1]	5,466	[1]
750-799	7,394	[1]	11,651	[1]
700-749	4,884	[1]	6,899	[1]
650-699	5,925	[1]	7,144	[1]
600-649	4,360	[1]	4,943	[1]
550-599	3,226	[1]	3,435	[1]
500-549	1,722	[1]	3,021	[1]
Under 500	760	[1]	1,160	[1]
Unknown	205	[1]	83	[1]
Total	32,385	[1]	43,802	[1]
Accrued interest included in total	137	[1]	176	[1]
Installment [Member] | Home Equity Installment - 2nd Lien [Member]
Credit scores by loan class for mortgage and installment segments [Abstract]
800 and above	3,265	[1]	5,047	[1]
750-799	11,300	[1]	16,475	[1]
700-749	8,826	[1]	10,693	[1]
650-699	7,164	[1]	8,407	[1]
600-649	4,214	[1]	5,412	[1]
550-599	2,716	[1]	3,221	[1]
500-549	1,403	[1]	3,145	[1]
Under 500	1,195	[1]	854	[1]
Unknown	103	[1]	34	[1]
Total	40,186	[1]	53,288	[1]
Accrued interest included in total	157	[1]	208	[1]
Installment [Member] | Loans Not Secured By Real Estate [Member]
Credit scores by loan class for mortgage and installment segments [Abstract]
800 and above	19,293	[1]	18,245	[1]
750-799	43,740	[1]	41,501	[1]
700-749	24,267	[1]	23,174	[1]
650-699	13,758	[1]	15,646	[1]
600-649	6,442	[1]	7,599	[1]
550-599	3,428	[1]	4,573	[1]
500-549	2,154	[1]	3,011	[1]
Under 500	895	[1]	1,391	[1]
Unknown	1,322	[1]	5,037	[1]
Total	115,299	[1]	120,177	[1]
Accrued interest included in total	429	[1]	489	[1]
Installment [Member] | Others 2 [Member]
Credit scores by loan class for mortgage and installment segments [Abstract]
800 and above	38	[1]	70	[1]
750-799	462	[1]	572	[1]
700-749	786	[1]	883	[1]
650-699	710	[1]	673	[1]
600-649	367	[1]	434	[1]
550-599	188	[1]	270	[1]
500-549	114	[1]	183	[1]
Under 500	42	[1]	50	[1]
Unknown	18	[1]	59	[1]
Total	2,725	[1]	3,194	[1]
Accrued interest included in total	23	[1]	29	[1]
AM Best Rating A+ [Member]
Credit ratings of insurer or risk retention group counterparties [Abstract]
Payment Plan Receivables, Full Refund	0		0
Payment Plan Receivable, Partial Refund	0		118
Payment Plan Receivable, Other	110		7
Total	110		125
AM Best Rating, A Ratings [Member]
Credit ratings of insurer or risk retention group counterparties [Abstract]
Payment Plan Receivables, Full Refund	24,825		32,461
Payment Plan Receivable, Partial Refund	3,916		165
Payment Plan Receivable, Other	0		269
Total	28,741		32,895
AM Best Rating, A Minus Rating [Member]
Credit ratings of insurer or risk retention group counterparties [Abstract]
Payment Plan Receivables, Full Refund	19,310		27,056
Payment Plan Receivable, Partial Refund	399		10,639
Payment Plan Receivable, Other	0		0
Total	19,709		37,695
AM Best Rating, B+ Rating [Member]
Credit ratings of insurer or risk retention group counterparties [Abstract]
Payment Plan Receivables, Full Refund	56		1,390
Payment Plan Receivable, Partial Refund	0		0
Payment Plan Receivable, Other	0		0
Total	56		1,390
AM Best Rating, B Rating [Member]
Credit ratings of insurer or risk retention group counterparties [Abstract]
Payment Plan Receivables, Full Refund	0		0
Payment Plan Receivable, Partial Refund	0		0
Payment Plan Receivable, Other	0		0
Total	0		0
Not Rated [Member]
Credit ratings of insurer or risk retention group counterparties [Abstract]
Payment Plan Receivables, Full Refund	36,002		42,762
Payment Plan Receivable, Partial Refund	0		0
Payment Plan Receivable, Other	74		151
Total	$ 36,076		$ 42,913

[1]	Credit scores have been updated within the last twelve months.

LOANS AND PAYMENT PLAN RECEIVABLES, Loans Serviced for Others (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Mortgage loans serviced for others [Abstract]
Mortgage loans serviced	$ 1,754,158,000	$ 1,778,065,000
Custodial Escrow Balances	31,200,000	26,500,000
Maximum number of consecutive quarterly losses recorded for profitability requirement	4
Percentage of decline in net worth during the period (in hundredths)	30.00%
Maximum percentage of decline in net worth for one consecutive quarter (in hundredths)	25.00%
Maximum percentage of decline in net worth for two consecutive quarters (in hundredths)	40.00%
Highest level of capital, Amount	2,500,000
Highest level of capital (in hundredths)	0.25%
Analysis of capitalized mortgage loan servicing rights [Abstract]
Balance at beginning of year	11,229,000	14,661,000	15,273,000
Originated servicing rights capitalized	4,006,000	2,967,000	4,158,000
Amortization	(4,679,000)	(3,065,000)	(3,862,000)
Change in valuation allowance	457,000	(3,334,000)	(908,000)
Balance at end of year	11,013,000	11,229,000	14,661,000
Valuation allowance	6,087,000	6,544,000	3,210,000
Loans sold and serviced that have had servicing rights capitalized	1,751,960,000	1,774,952,000	1,764,317,000
Fair value of capitalized mortgage loan servicing rights	11,400,000	11,500,000
Average coupon rate (in hundredths)	4.81%	5.20%
Average servicing fee (in hundredths)	0.25%	0.26%
Average discount rate (in hundredths)	11.02%	10.65%
Average PSA Rate	250	278
Fannie Mae [Member]
Mortgage loans serviced for others [Abstract]
Mortgage loans serviced	948,588,000	895,510,000
Freddie Mac [Member]
Mortgage loans serviced for others [Abstract]
Mortgage loans serviced	805,447,000	882,401,000
Other [Member]
Mortgage loans serviced for others [Abstract]
Mortgage loans serviced	$ 123,000	$ 154,000

OTHER REAL ESTATE OWNED (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OTHER REAL ESTATE OWNED [Abstract]
Foreclosed on certain loans secured by real estate and transferred to other real estate	$ 14,300,000	$ 18,600,000
Other real estate with book balances	18,200,000	17,700,000
Real Estate Owned Valuation Allowance [Roll Forward]
Balance at beginning of year	14,655,000	10,876,000	6,498,000
Additions charged to expense	3,769,000	6,563,000	6,883,000
Direct write-downs upon sale	(12,466,000)	(2,784,000)	(2,505,000)
Balance at end of year	5,958,000	14,655,000	10,876,000
Other real estate and repossessed assets	$ 26,133,000	$ 34,042,000

PROPERTY AND EQUIPMENT (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 143,827,000	$ 167,687,000
Accumulated depreciation and amortization	(96,811,000)	(105,139,000)
Property and equipment, Net	47,016,000	62,548,000
Depreciation expense	7,600,000	8,400,000	8,700,000
Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	14,614,000	19,250,000
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	56,835,000	70,168,000
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 72,378,000	$ 78,269,000

INTANGIBLE ASSETS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Intangible assets, net of amortization [Abstract]
Intangible amortization expense	$ 1,065,000	$ 1,371,000	$ 1,280,000
Core Deposits [Member]
Intangible assets, net of amortization [Abstract]
Gross Carrying Amount	23,703,000	31,326,000
Accumulated Amortization	19,728,000	23,717,000
Summary of estimated core deposit intangible amortization [Abstract]
2013	813,000
2014	536,000
2015	347,000
2016	347,000
2017	346,000
2018 and thereafter	1,586,000
Total	3,975,000
Customers and Deposits [Member] | Branches Sold [Member]
Intangible assets, net of amortization [Abstract]
Gross Carrying Amount	7,600,000
Accumulated Amortization	5,100,000
Intangible assets, net recorded balance	$ 2,600,000

DEPOSITS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of interest expense on deposits [Abstract]
Savings and interest bearing checking	$ 1,830,000	$ 2,263,000	$ 2,829,000
Time deposits under $100,000	4,838,000	10,349,000	22,204,000
Time deposits of $100,000 or more	2,245,000	2,645,000	3,131,000
Total Deposits	8,913,000	15,257,000	28,164,000
Time Deposits in denominations of 100,00 or more amounted	146,400,000	188,600,000
Summary of the maturity of time deposits [Abstract]
2013	285,433,000
2014	74,529,000
2015	27,054,000
2016	19,986,000
2017	11,183,000
2018 and thereafter	743,000
Total	418,928,000
Time deposits acquired through broker relationships	14,600,000	13,800,000
Summary of reciprocal deposits [Abstract]
Demand	545,000	0
Money market	700,000	0
Time	31,997,000	28,508,000
Total	$ 33,242,000	$ 28,508,000

OTHER BORROWINGS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of other borrowings [Abstract]
Advances from the Federal Home Loan Bank	$ 17,622,000	$ 33,384,000
Other	3,000	3,000
Total	17,625,000	33,387,000
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal home loan bank, advances, interest rate, minimum (in hundredths)	136.00%
Federal home loan bank, advances, interest rate, maximum (in hundredths)	200.00%
Unused borrowing capacity with FHLB	156,700,000
Interest expense on FHLB advances	1,200,000	1,400,000	1,900,000
FHLB advances terminated with no gain or loss	3,000,000	33,000,000	25,000,000
FHLB stock as percentages of unpaid principal balance (in hundredths)	1.00%
FHLB stock as percentages of outstanding advances (in hundredths)	5.00%
Federal Home Loan Bank, Advances, Fiscal Year Maturity [Abstract]
Total FHLB advances, Amount	17,622,000	33,384,000
Federal Home Loan Bank, Advances, Maturities Summary, Average Interest Rate of Amounts Due [Abstract]
Total FHLB advances, Rate (in hundredths)	0.06%	0.04%
Summary of repayments of FHLB Advances [Abstract]
Repurchase agreements outstanding	0	0
Repurchase agreements averaged			30,700,000
Maximum month-end outstanding amount			35,000,000
Interest expense on repurchase agreements			1,400,000
Prepaid repurchase agreements			0
Available for sale and loans, pledged to secure other borrowings	365,500,000
Federal Reserve Bank Advances [Member]
Federal Reserve Bank - Short-term borrowings [Line Items]
Borrowings outstanding with Federal Reserve Bank	0	0	0
Unused borrowing capacity with the FRB	9,500,000
Fixed-Rate Advances [Member]
Federal Home Loan Bank, Advances, Fiscal Year Maturity [Abstract]
2012, Amount		12,354,000
2014, Amount	4,240,000	4,240,000
2016, Amount	2,413,000	2,505,000
2017, Amount	1,429,000	1,478,000
2018 and thereafter, Amount	9,540,000	9,807,000
Total FHLB advances, Amount	17,622,000	30,384,000
Federal Home Loan Bank, Advances, Maturities Summary, Average Interest Rate of Amounts Due [Abstract]
2012, Rate (in hundredths)		0.50%
2014, Rate (in hundredths)	5.73%	5.73%
2016, Rate (in hundredths)	6.55%	6.55%
2017, Rate (in hundredths)	7.04%	7.04%
2018 and thereafter, Rate (in hundredths)	6.53%	6.53%
Total FHLB advances, Rate (in hundredths)	6.38%	3.99%
Variable-Rate Advances [Member]
Federal Home Loan Bank, Advances, Fiscal Year Maturity [Abstract]
2014, Amount	0	3,000,000
Federal Home Loan Bank, Advances, Maturities Summary, Average Interest Rate of Amounts Due [Abstract]
2014, Rate (in hundredths)		0.51%
Advances from Federal Home Loan Bank ("FHLB") [Member]
Summary of repayments of FHLB Advances [Abstract]
2013	441,000
2014	4,717,000
2015	515,000
2016	2,521,000
2017	1,587,000
2018 and thereafter	7,841,000
Total	$ 17,622,000

SUBORDINATED DEBENTURES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SUBORDINATED DEBENTURES [Abstract]
Trust preferred securities	$ 47,700,000	$ 38,200,000
Summary of information regarding subordinated debentures [Abstract]
Subordinated Debentures	50,175,000	50,175,000
Summary of subordinated debentures and trust preferred securities [Abstract]
Maximum number of common shares to issue in exchange offer (in shares)			18,000,000
Exchange Offer expired date			Jun 22, 2010
Accrued and unpaid interest	6,600,000	4,400,000
Gain on extinguishment of debt	0	0	18,066,000
Financing fees paid for dealer-manager fees, legal fees, accounting fees and other related costs	1,000,000
Capitalized issue costs	1,200,000
Maximum period within which issuance costs have been capitalized and amortized on straight line basis	30 years
IBC Capital Finance II [Member]
Summary of information regarding subordinated debentures [Abstract]
Issue Date	Mar 31, 2003	Mar 31, 2003
Summary of subordinated debentures and trust preferred securities [Abstract]
Maturity Date	Mar 31, 2033
Fixed interest rate (in hundredths)	8.25%
First Permitted Redemption Date	Mar 31, 2008
Accrued and unpaid interest	2,300,000
IBC Capital Finance III [Member]
Summary of information regarding subordinated debentures [Abstract]
Issue Date	May 30, 2007	May 30, 2007
Summary of subordinated debentures and trust preferred securities [Abstract]
Maturity Date	Jul 30, 2037
Interest Rate	3 month LIBOR plus 1.60%
Interest Rate Spread (in hundredths)	1.60%
First Permitted Redemption Date	Jul 30, 2012
IBC Capital Finance IV [Member]
Summary of information regarding subordinated debentures [Abstract]
Issue Date	Sep 30, 2007	Sep 30, 2007
Summary of subordinated debentures and trust preferred securities [Abstract]
Maturity Date	Sep 15, 2037
Interest Rate	3 month LIBOR plus 2.85%
Interest Rate Spread (in hundredths)	2.85%
First Permitted Redemption Date	Sep 15, 2012
Midwest Guaranty Trust I [Member]
Summary of information regarding subordinated debentures [Abstract]
Issue Date	Nov 30, 2002	Nov 30, 2002
Summary of subordinated debentures and trust preferred securities [Abstract]
Maturity Date	Nov 7, 2032
Interest Rate	3 month LIBOR plus 3.45%
Interest Rate Spread (in hundredths)	3.45%
First Permitted Redemption Date	Nov 7, 2007
Subordinated Debentures Subject to Mandatory Redemption [Member]
Summary of information regarding subordinated debentures [Abstract]
Subordinated Debentures	50,175,000	50,175,000
Subordinated Debentures Subject to Mandatory Redemption [Member] | IBC Capital Finance II [Member]
Summary of information regarding subordinated debentures [Abstract]
Subordinated Debentures	9,452,000	9,452,000
Subordinated Debentures Subject to Mandatory Redemption [Member] | IBC Capital Finance III [Member]
Summary of information regarding subordinated debentures [Abstract]
Subordinated Debentures	12,372,000	12,372,000
Subordinated Debentures Subject to Mandatory Redemption [Member] | IBC Capital Finance IV [Member]
Summary of information regarding subordinated debentures [Abstract]
Subordinated Debentures	20,619,000	20,619,000
Subordinated Debentures Subject to Mandatory Redemption [Member] | Midwest Guaranty Trust I [Member]
Summary of information regarding subordinated debentures [Abstract]
Subordinated Debentures	7,732,000	7,732,000
Trust Preferred Securities Subject to Mandatory Redemption [Member]
Summary of information regarding subordinated debentures [Abstract]
Trust Preferred Securities Issued	48,668,000	48,668,000
Summary of subordinated debentures and trust preferred securities [Abstract]
Maximum number of common shares to issue in exchange offer (in shares)			1,657,255
Preferred securities liquidation amount			41,400,000
Trust Preferred Securities Subject to Mandatory Redemption [Member] | IBC Capital Finance II [Member]
Summary of information regarding subordinated debentures [Abstract]
Trust Preferred Securities Issued	9,168,000	9,168,000
Summary of subordinated debentures and trust preferred securities [Abstract]
Number of common stock, issued (in shares)	5,109,125
Share price (in dollars per share)	$ 4.6
Trust Preferred Securities Subject to Mandatory Redemption [Member] | IBC Capital Finance III [Member]
Summary of information regarding subordinated debentures [Abstract]
Trust Preferred Securities Issued	12,000,000	12,000,000
Trust Preferred Securities Subject to Mandatory Redemption [Member] | IBC Capital Finance IV [Member]
Summary of information regarding subordinated debentures [Abstract]
Trust Preferred Securities Issued	20,000,000	20,000,000
Trust Preferred Securities Subject to Mandatory Redemption [Member] | Midwest Guaranty Trust I [Member]
Summary of information regarding subordinated debentures [Abstract]
Trust Preferred Securities Issued	7,500,000	7,500,000
Common Stock Subject to Mandatory Redemption [Member]
Summary of information regarding subordinated debentures [Abstract]
Common Stock Issued	1,507,000	1,507,000
Common Stock Subject to Mandatory Redemption [Member] | IBC Capital Finance II [Member]
Summary of information regarding subordinated debentures [Abstract]
Common Stock Issued	284,000	284,000
Common Stock Subject to Mandatory Redemption [Member] | IBC Capital Finance III [Member]
Summary of information regarding subordinated debentures [Abstract]
Common Stock Issued	372,000	372,000
Common Stock Subject to Mandatory Redemption [Member] | IBC Capital Finance IV [Member]
Summary of information regarding subordinated debentures [Abstract]
Common Stock Issued	619,000	619,000
Common Stock Subject to Mandatory Redemption [Member] | Midwest Guaranty Trust I [Member]
Summary of information regarding subordinated debentures [Abstract]
Common Stock Issued	$ 232,000	$ 232,000

COMMITMENTS AND CONTINGENT LIABILITIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Vehicle service contract counterparty receivable [Roll Forward]
Balance at beginning of year, net of reserve	$ 29,298,000	$ 37,270,000	$ 5,419,000
Transfers in from payment plan receivables	1,469,000	8,874,000	77,457,000
Reserves established and charge-offs recorded to expense	(1,629,000)	(11,048,000)	(18,633,000)
Transferred to (from) contingency reserves	(108,000)	(1,015,000)	(11,110,000)
Cash received	(7,413,000)	(1,613,000)	(15,863,000)
Collateral received (other real estate and repossessed assets) in partial satisfaction of debt	(3,168,000)	(3,170,000)	0
Balance at end of year, net of reserve	18,449,000	29,298,000	37,270,000
Reserve at end of year	2,000,000	32,450,000	24,600,000
Vehicle service contract counterparty reserve [Roll Forward]
Balance at beginning of year	32,570,000	25,735,000	22,100,000
Additions charged to expense	1,629,000	11,048,000	18,633,000
Charge-offs	(32,187,000)	(4,213,000)	(14,998,000)
Balance at end of year	2,012,000	32,570,000	25,735,000
Reserves recorded in VSC counterparty receivables, net	2,000,000	32,450,000	24,600,000
Reserves recorded in other liabilities	12,000	120,000	1,135,000
Total at end of year	2,012,000	32,570,000	25,735,000
Pending Litigation [Member]
Loss Contingencies [Line Items]
Maximum range of reasonably possible loss	400,000
Accounts Receivables Due to Mepco [Member]
Loss Contingencies [Line Items]
Installment payments period for service contract, minimum	12 months
Installment payments period for service contract, maximum	24 months
Aggregate amount of counterparty obligations	18,400,000	29,300,000
VSC counterparty contingency expense	1,600,000	11,000,000	18,600,000
Commitments to Extend Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Financial instruments risk represented by contract amounts	144,890,000	139,183,000
Standby Letters of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Financial instruments risk represented by contract amounts	$ 4,568,000	$ 11,188,000
Standby Letters of Credit [Member] | Minimum [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Variable interest rate (in hundredths)	2.50%
Standby Letters of Credit [Member] | Maximum [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Variable interest rate (in hundredths)	6.30%

SHAREHOLDERS' EQUITY AND INCOME (LOSS) PER COMMON SHARE (Details) (USD $)	1 Months Ended	12 Months Ended									12 Months Ended									12 Months Ended				1 Months Ended			12 Months Ended
	Apr. 30, 2010	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Nov. 15, 2011	Apr. 09, 2010	Jan. 29, 2010	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2010 Stock Options [Member]	Dec. 31, 2012 Warrant [Member]	Dec. 31, 2011 Warrant [Member]	Dec. 31, 2010 Warrant [Member]	Dec. 31, 2012 Series B Preferred Stock [Member]	Apr. 16, 2010 UST [Member] Series A Preferred Stock [Member]	Apr. 02, 2010 UST [Member] Series A Preferred Stock [Member]	Dec. 31, 2012 UST [Member] Series B Preferred Stock [Member]	Dec. 31, 2011 UST [Member] Series B Preferred Stock [Member]	Apr. 02, 2010 UST [Member] Series B Preferred Stock [Member]	Apr. 16, 2010 UST [Member] Series B Preferred Stock [Member] Amended and Restated Warrants [Member]	Apr. 30, 2010 UST [Member] Common Stock [Member] Amended and Restated Warrants [Member]	Apr. 16, 2010 UST [Member] Common Stock [Member] Amended and Restated Warrants [Member]	Dec. 12, 2008 UST [Member] Common Stock [Member] Amended and Restated Warrants [Member]	Dec. 31, 2012 Dutchess [Member]	Dec. 31, 2012 Dutchess [Member] Common Stock [Member]	Dec. 31, 2011 Dutchess [Member] Common Stock [Member]	Dec. 31, 2010 Dutchess [Member] Common Stock [Member]	Jul. 07, 2010 Dutchess [Member] Common Stock [Member]
Class of Stock [Line Items]
Number of shares of common stock, authorized (in shares)		500,000,000		500,000,000						60,000,000
Series A Fixed Rate Cumulative Perpetual Preferred Stock (in shares)																			72,000
Liquidation preference (in dollars per share)																			$ 1,000			$ 1,000
Warrants issued to purchase common stock (in shares)																									346,154	346,154
Series B Preferred Stock issued (in shares)		74,426		74,426																			74,426
Warrants, exercise price (in dollars per share)																									$ 7.234
Amended warrants expiration date																								Dec 12, 2018
Accrued dividends																		$ 2,400,000		$ 10,700,000	$ 6,600,000
Annual dividend rate (in hundredths)																				5.00%
Future annual dividend rate (in hundredths)																				9.00%
Number of additional directors that could be elected																				2
Annual cash dividends on preferred stock																				4,300,000
Annual cash dividend payable after December 13, 2013																				7,700,000
Terms of Series B Preferred Stock [Abstract]
Amount of common stock in exchange of trust preferred securities																				40,000,000
Minimum redeemable preferred stock																	18,600,000			100,000,000
Numerator of common shares fraction (in dollars per share)																				$ 750
Denominator of common stocks fraction (in dollars per share)																				$ 7.234
Series B Preferred Stock convertible number of common stock (in shares)																				10,700,000
Period of mandatory conversion of Series B Preferred Stock																				seventh anniversary (April 16, 2017)
Numerator of common stock fraction upon mandatory liquidations																				1,000
Accrued dividend (in dollars per share)																				$ 144	$ 89
Maximum number of common stock to be issued on conversion (in shares)																				14,400,000
Preferred stock redemption price (in dollars per share)																				$ 1,000
Period used to determine price of stock																				20 days
Percentage of preferred stock that can be redeemed (in hundredths)																				25.00%
Aggregate liquidation amount (in hundredths)																				5.00%
Updated guidance amount																				100,000
Minimum amount required for liquidation																				3,700,000
Commitment to purchase common stock																															15,000,000
Period committed to purchase common stock																												36 months
Discount on sales price of common stock (in hundredths)																															5.00%
Number of shares sold (in shares)																											1,230,000	453,000	433,000	345,000
Aggregate purchase price of common stock sold																												3,200,000
Number of shares that require shareholder approval to sell (in shares)																												2,800,000
Additional funds available																												9,700,000
Shareholders with certain limited exceptions (in hundredths)								5.00%
Number of Series C Junior Participating Preferred Stock purchase by each right		1/1000
Discount to current market price of the common stock (in hundredths)								50.00%
Beneficial Ownership Level (in hundredths)								4.99%
Common stock par value (in dollars per share)									$ 1
Reverse stock split ratio		1-for-10
Reverse stock split conversion ratio	10
Earnings Per Share Reconciliation [Abstract]
Net income (loss) applicable to common stock		21,851,000		(24,357,000)		(20,804,000)
Convertible preferred stock dividends		4,347,000		0		0
Net income (loss) applicable to common stock for calculation of diluted earnings per share (1) (2)		$ 26,198,000	[1],[2]	$ (24,357,000)	[1],[2]	$ (20,804,000)	[1],[2]
Weighted average shares outstanding (in shares)		8,709		8,277		5,090
Effect of convertible preferred stock (in shares)		23,892		61,281		36,371
Restricted stock units (in shares)		216		122		0
Stock units for deferred compensation plan for non-employee directors (in shares)		66		7		7
Effect of stock options (in shares)		2		0		0
Weighted average shares outstanding for calculation of diluted earnings per share (in shares)		32,885	[1]	69,687	[1]	41,468	[1]
Net income (loss) per common share [Abstract]
Basic (in dollars per share)		$ 2.51	[2]	$ (2.94)	[2]	$ (4.09)	[2]
Diluted (in dollars per share)		$ 0.8		$ (2.94)		$ (4.09)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares excluded from computation of diluted loss per share (in shares)											100,000	100,000	100,000
Antidilutive securities excluded from computation of earnings per share (in shares)														346,154	346,154	346,154

[1]	For any period in which a loss is recorded, dividends on convertible preferred stock are not added back in the diluted per common share calculation. For any period in which a loss is recorded, the assumed conversion of convertible preferred stock, assumed exercise of common stock warrants, assumed exercise of stock options, restricted stock units and stock units for a deferred compensation plan for non-employee directors would have an anti-dilutive impact on the net loss per common share and thus are ignored in the diluted per common share calculation.
[2]	Basic net income (loss) per common share includes weighted average common shares outstanding during the period and participating share awards.

INCOME TAX (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income tax expense (benefit) [Abstract]
Current	$ 0	$ (413,000)	$ (57,000)
Deferred	0	(646,000)	(1,533,000)
Establishment of valuation allowance	0	847,000	0
Income tax benefit	0	(212,000)	(1,590,000)
Statutory federal income tax rate (in hundredths)	35.00%
Reconciliation of income tax benefit [Abstract]
Statutory rate applied to income (loss) before income tax	9,169,000	(7,144,000)	(6,405,000)
Net change in valuation allowance	(8,730,000)	9,369,000	5,672,000
Bank owned life insurance	(568,000)	(657,000)	(671,000)
Tax-exempt income	(453,000)	(521,000)	(800,000)
Share-based compensation	258,000	0	0
U.S. Treasury warrant	100,000	(398,000)	(138,000)
Non-deductible meals, entertainment and memberships	55,000	50,000	36,000
Trust preferred securities exchange costs	0	0	352,000
Other, net	169,000	(911,000)	364,000
Income tax benefit	0	(212,000)	(1,590,000)
Pretax other comprehensive income		1,800,000	3,900,000
Tax benefit being allocated to loss from operations		600,000	1,400,000
Additional valuation allowance recorded		9,400,000	5,700,000
Deferred tax assets [Abstract]
Loss carryforwards	39,593,000	25,686,000
Allowance for loan losses	15,502,000	20,616,000
Fixed assets	2,664,000	3,109,000
Alternative minimum tax credit carry forward	2,577,000	2,577,000
Purchase premiums, net	2,413,000	4,416,000
Valuation allowance on other real estate owned	2,085,000	5,129,000
Share based payments	817,000	1,006,000
Vehicle service contract counterparty contingency reserve	765,000	12,377,000
Unrealized loss on trading securities	591,000	603,000
Other than temporary impairment charge on securities available for sale	507,000	427,000
Deferred compensation	512,000	482,000
Loss reimbursement on sold loans reserve	501,000	524,000
Non accrual loan interest income	325,000	443,000
Unrealized loss on derivative financial instruments	259,000	539,000
Reserve for unfunded lending commitments	209,000	450,000
Unrealized loss on securities available for sale	181,000	1,252,000
Mepco claims expense	0	546,000
Other	162,000	112,000
Gross deferred tax assets	69,663,000	80,294,000
Valuation allowance	(65,117,000)	(75,199,000)
Total net deferred tax assets	4,546,000	5,095,000
Deferred tax liabilities [Abstract]
Mortgage servicing rights	3,855,000	3,930,000
Deferred loan fees	373,000	356,000
Federal Home Loan Bank stock	318,000	318,000
Unrealized gain on loans held for sale	0	491,000
Gross deferred tax liabilities	4,546,000	5,095,000
Net deferred tax assets	0	0
Operating loss carryforwards [Abstract]
2017	3,437,000
2018	189,000
2022	194,000
2023	359,000
2029	25,467,000
2030	26,254,000
2031	17,170,000
2032	38,865,000
Total	111,935,000
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	111,935,000
Changes in unrecognized tax benefits [Roll Forward]
Balance at beginning of year	2,139,000	2,393,000	1,981,000
Additions based on tax positions related to the current year	15,000	23,000	445,000
Reductions due to the statute of limitations	(56,000)	(277,000)	(33,000)
Reductions due to settlements	(227,000)	0	0
Balance at end of year	1,871,000	2,139,000	2,393,000
Unrecognized tax benefits of effective tax rate	400,000
Penalties and interest expense	0	0	0
Penalties and interest accrued	0	0	0
Open tax year	2009
Financial institutions [Member]
Operating loss carryforwards [Abstract]
Total	4,200,000
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	4,200,000
Change in control of tax credit carryforward	3,300,000
Capital Loss Carryforward [Member]
Other Tax Carryforward [Line Items]
Federal capital loss carryfowards	300,000
Expiration dates	2014
Mepco [Member]
Valuation Allowance [Line Items]
Valuation allowance against deferred tax assets attributable to Mepco		$ 800,000

SHARE BASED COMPENSATION (Details) (USD $)	3 Months Ended	12 Months Ended						3 Months Ended				12 Months Ended
	Mar. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2012 Director [Member]	Dec. 31, 2011 Director [Member]	Mar. 31, 2012 Chief Executive Officer [Member]	Mar. 31, 2011 Chief Executive Officer [Member]	Sep. 30, 2012 Executive Officers [Member]	Mar. 31, 2011 Executive Officers [Member]	Dec. 31, 2012 Non-Employee Directors [Member]	Dec. 31, 2011 Non-Employee Directors [Member]	Dec. 31, 2010 Non-Employee Directors [Member]	Dec. 31, 2012 Officer [Member]	Dec. 31, 2011 Officer [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Number of additional shares approved for grant (in shares)		100,000										300,000
Annual salary increase								$ 30,000	$ 200,000
Restricted stock units issued to executives (in shares)										220,000	140,000
Number of executive issued restricted stock										6	5
Award vesting period, minimum	1 year									3 years	2 years				3 years
Shares issues as retainer fees (in shares)						210,000	140,000
Stock options issued to officers (in shares)															100,000	100,000
Shares granted, expiry period															10 years
Shares option exchange program (in shares)	50,000
New stock options (in shares)	10,000
Term of options exchanged, minimum expiry period	1 year 2 months 12 days
Term of options exchanged, maximum expiry period	7 years 2 months 12 days
Total compensation expenses (recovery) recognized		400,000	900,000	500,000
Tax benefit relating to compensation expense recognized		0	0	0								0	0	0
Non-employee directors share-based compensation expenses												400,000	300,000	0
Total compensation cost not yet recognized		1,200,000
Total compensation cost not yet recognized, period for recognition		2 years 8 months 12 days
Number of Shares [Roll Forward]
Outstanding, beginning balance (in shares)					180,862
Granted (in shares)					116,900
Exercised (in shares)					(2,335)
Forfeited (in shares)					(13,999)
Expired (in shares)					(5,495)
Outstanding, ending balance (in shares)					275,933
Vested and expected to vest, period end (in shares)					257,602
Exercisable, period end (in shares)					83,477
Average Exercise Price [Roll Forward]
Outstanding, beginning balance (in dollars per share)					$ 7.98
Granted (in dollars per share)					$ 2.73
Exercised (in dollars per share)					$ 1.92
Forfeited (in dollars per share)					$ 1.92
Expired (in dollars per share)					$ 90.66
Outstanding, ending balance (in dollars per share)					$ 4.46
Vested and expected to vest, period end (in dollars per share)					$ 4.6
Exercisable, period end (in dollars per share)					$ 9.2
Weighted-Average Remaining Contractual Term (Years) [Abstract]
Outstanding, Weighted Average Remaining Contractual Term					8 years 4 months 10 days
Vested and Expected to Vest, Weighted-Average Remaining Contractual Term					8 years 3 months 15 days
Exercisable, Weighted Average Remaining Contractual Term					6 years 4 months 24 days
Aggregate Intrinsic Value [Abstract]
Outstanding, Aggregate Intrinsic Value					284,000
Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value					266,000
Exercisable, Aggregate Intrinsic Value					74,000
Number of Shares [Roll Forward]
Outstanding, beginning balance (in shares)		165,045
Granted (in shares)		221,147
Vested (in shares)		(6,214)
Forfeited (in shares)		(4,562)
Outstanding, ending balance (in shares)		375,416	165,045
Weighted-Average Grant Date Fair Value [Roll Forward]
Outstanding, beginning balance (in dollars per share)		$ 17.9
Granted (in dollars per share)		$ 2.78
Vested (in dollars per share)		$ 141.85
Forfeited (in dollars per share)		$ 78.23
Outstanding, ending balance (in dollars per share)		$ 6.21	$ 17.9
Summary of weighted-average assumptions used in Black-Scholes option pricing model for grants of stock options [Abstract]
Expected dividend yield (in hundredths)		0.74%	1.04%	0.33%
Risk-free interest rate (in hundredths)		0.88%	1.91%	2.10%
Expected life		6 years	6 years	4 years 7 months 6 days
Expected volatility (in hundredths)		100.01%	94.72%	91.77%
Per share weighted-average fair value (in dollars per share)		$ 2.04	$ 1.37	$ 4.97
Information regarding options exercised [Abstract]
Intrinsic value		3,000	0	0
Cash proceeds received		4,000	0	0
Tax benefit realized		$ 0	$ 0	$ 0

BENEFIT PLANS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
BENEFIT PLANS [Abstract]
Maximum matching contribution, percent (in hundredths)	3.00%
Employee matching contribution, percentage (in hundredths)	0.00%	0.00%	0.00%
Maximum contribution of employees' eligible wages (in hundredths)	6.00%
Employee stock ownership plan (ESOP), contributions (in hundredths)	3.00%	0.00%	0.00%
401(k) and employee stock ownership plans amount expensed	$ 1	$ 0	$ 0
Performance-based compensation expense	4	1.1	0.6
Health care and life insurance expense	$ 4.9	$ 5	$ 4.7

DERIVATIVE FINANCIAL INSTRUMENTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives	$ 1,368,000	$ 857,000
Liability Derivatives	1,320,000	1,883,000
Pay Fixed Interest-Rate Swap Agreement [Member]
Derivative financial instrument according to type of hedge[ Abstract]
Unrealized loss reclassified into earnings over remaining life	1,600,000
Interest-Rate Cap Agreement [Member]
Derivative financial instrument according to type of hedge[ Abstract]
Unrecognized premiums	0	0
Cash Flow Hedge [Member]
Derivative financial instrument according to type of hedge[ Abstract]
Unrealized losses on Cash Flow Hedges	400,000
Maximum term of cash flow hedge	2 years
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives	0	0
Liability Derivatives	739,000	1,103,000
Cash Flow Hedge [Member] | Pay Fixed Interest-Rate Swap Agreement [Member]
Derivative financial instrument according to type of hedge[ Abstract]
Notional Amount	10,000,000	20,000,000
Average Maturity	2 years	1 year 8 months 12 days
Fair Value	(739,000)	(1,103,000)
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives	0	0
No Hedge Designation [Member]
Derivative financial instrument according to type of hedge[ Abstract]
Notional Amount	131,050,000	111,153,000
Average Maturity	2 months 12 days	3 months 18 days
Fair Value	787,000	77,000
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives	1,368,000	857,000
Liability Derivatives	581,000	780,000
No Hedge Designation [Member] | Rate-Lock Mortgage Loan Commitments [Member]
Derivative financial instrument according to type of hedge[ Abstract]
Notional Amount	40,221,000	32,689,000
Average Maturity	1 month 6 days	1 month 6 days
Fair Value	1,368,000	857,000
Fair value of derivative instruments, balance sheet location [Abstract]
Liability Derivatives	0	0
No Hedge Designation [Member] | Mandatory Commitments to Sell Mortgage Loans [Member]
Derivative financial instrument according to type of hedge[ Abstract]
Notional Amount	88,325,000	75,960,000
Average Maturity	1 month 6 days	1 month 6 days
Fair Value	(122,000)	(606,000)
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives	0
No Hedge Designation [Member] | Amended Warrant [Member]
Derivative financial instrument according to type of hedge[ Abstract]
Notional Amount	2,504,000	2,504,000
Average Maturity	6 years	7 years
Fair Value	(459,000)	(174,000)
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives	0	0
Other Assets [Member] | No Hedge Designation [Member] | Rate-Lock Mortgage Loan Commitments [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives	1,368,000	857,000
Other Assets [Member] | No Hedge Designation [Member] | Mandatory Commitments to Sell Mortgage Loans [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives		0
Other Liabilities [Member] | Cash Flow Hedge [Member] | Pay Fixed Interest-Rate Swap Agreement [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Liability Derivatives	739,000	1,103,000
Other Liabilities [Member] | No Hedge Designation [Member] | Mandatory Commitments to Sell Mortgage Loans [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Liability Derivatives	122,000	606,000
Other Liabilities [Member] | No Hedge Designation [Member] | Amended Warrant [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Liability Derivatives	$ 459,000	$ 174,000

DERIVATIVE FINANCIAL INSTRUMENTS, Effect on Statement of Operations (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Cash Flow Hedge [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Other Comprehensive Income (Loss) (Effective Portion)	$ (127)		$ (482)		$ (1,345)
Gain (Loss) Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion)	(927)		(1,458)		(2,832)
Gain (Loss) Recognized in Income	0	[1]	0	[1]	2	[1]
Cash Flow Hedge [Member] | Pay Fixed Interest-Rate Swap Agreement [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Other Comprehensive Income (Loss) (Effective Portion)	(127)		(512)		(1,525)
Cash Flow Hedge [Member] | Pay Fixed Interest-Rate Swap Agreement [Member] | Interest Expense [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion)	(927)		(1,443)		(2,742)
Gain (Loss) Recognized in Income	0	[1]	0	[1]	0	[1]
Cash Flow Hedge [Member] | Interest-Rate Cap Agreement [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Other Comprehensive Income (Loss) (Effective Portion)	0		30		180
Cash Flow Hedge [Member] | Interest-Rate Cap Agreement [Member] | Interest Expense [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion)	0		(15)		(90)
Gain (Loss) Recognized in Income	0	[1]	0	[1]	2	[1]
No Hedge Designation [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	710	[1]	(387)	[1]	1,645	[1]
No Hedge Designation [Member] | Pay Fixed Interest-Rate Swap Agreement [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	0	[1]	0	[1]	409	[1]
No Hedge Designation [Member] | Rate-Lock Mortgage Loan Commitments [Member] | Net Mortgage Loan Gains [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	511	[1]	457	[1]	183	[1]
No Hedge Designation [Member] | Mandatory Commitments to Sell Mortgage Loans [Member] | Net Mortgage Loan Gains [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	484	[1]	(1,981)	[1]	660	[1]
No Hedge Designation [Member] | Amended Warrant [Member] | Decrease in Fair Value of U.S. Treasury Warrants [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	$ (285)	[1]	$ 1,137	[1]	$ 393	[1]

[1]	For cash flow hedges, this location and amount refers to the ineffective portion.

RELATED PARTY TRANSACTIONS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
RELATED PARTY TRANSACTIONS [Abstract]
Borrowing relationship exceeds level	$ 60,000
Related party entity ownership percentage (in hundredths)	10.00%
Summary of loans and leases receivable [Roll Forward]
Balance at beginning of year	214,000	271,000
New loans and advances	0	203,000
Repayments	(6,000)	(260,000)
Balance at end of year	208,000	214,000
Directors and executive officers deposit	$ 800,000	$ 1,000,000

OTHER NON-INTEREST EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OTHER NON-INTEREST EXPENSES [Abstract]
Supplies	$ 1,281	$ 1,571	$ 1,630
Amortization of intangible assets	1,065	1,371	1,280
Other	4,384	5,651	6,367
Total other non-interest expense	$ 6,730	$ 8,593	$ 9,277

LEASES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of future minimum lease payments under non-cancelable operating leases [Abstract]
2013	$ 1,211,000
2014	1,020,000
2015	954,000
2016	925,000
2017	896,000
2018 and thereafter	2,527,000
Total	7,533,000
Rental expense on operating leases	$ 1,200,000	$ 1,400,000	$ 1,300,000

CONCENTRATIONS OF CREDIT RISK (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Residential Real Estate [Member]	Dec. 31, 2012 Construction and Development Loans [Member]	Dec. 31, 2012 Lessors of Nonresidential Real Estate [Member]	Dec. 31, 2012 Lessors of Residential Real Estate [Member]	Dec. 31, 2012 Construction General Contractors and Land Development [Member]	Dec. 31, 2012 Health Care and Social Assistance [Member]	Dec. 31, 2012 Service Contract 1 [Member]	Dec. 31, 2012 Service Contract 2 [Member]	Dec. 31, 2012 Service Contract 3 [Member]	Dec. 31, 2012 Service Contract 4 [Member]	Dec. 31, 2012 Service Contract 5 [Member]
Concentration Risk [Line Items]
Concentration of risk loans receivable			$ 589,900,000	$ 56,200,000	$ 275,500,000	$ 78,900,000	$ 52,100,000	$ 41,200,000
Payment plan receivables	$ 84,692,000	$ 115,018,000
Concentrations by insurance company (in hundredths)									29.30%	22.20%	21.60%	19.90%	4.50%
Concentration risk vehicle service (in hundredths)									15.40%	15.10%	14.00%	13.70%	9.60%

REGULATORY MATTERS (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
REGULATORY MATTERS [Abstract]
Past due assets disposition plan amount to be reported		$ 1,000,000
Components of regulatory capital [Abstract]
Total shareholders' equity	134,975,000	102,627,000	119,085,000	109,861,000
Add (deduct) [Abstract]
Accumulated other comprehensive loss	(8,058,000)	(11,921,000)	(13,120,000)
Intangible assets	(3,975,000)	(7,609,000)
Maximum percentage of allowance for loan losses and allowance for unfunded lending commitments (in hundredths)	1.25%
Consolidated [Member]
Total capital to risk-weighted assets [Abstract]
Actual, Amount	204,663,000	174,547,000
Minimum for Adequately Capitalized Institutions, Amount	111,268,000	123,470,000
Actual, Ratio (in hundredths)	14.71%	11.31%
Minimum for Adequately Capitalized Institutions, Ratio (in hundredths)	8.00%	8.00%
Tier 1 capital to risk-weighted assets [Abstract]
Actual, Amount	185,948,000	144,265,000
Minimum for Adequately Capitalized Institutions, Amount	55,634,000	61,735,000
Actual, Ratio (in hundredths)	13.37%	9.35%
Minimum for Adequately Capitalized Institutions, Ratio (in hundredths)	4.00%	4.00%
Tier 1 capital to average assets [Abstract]
Actual, Amount	185,948,000	144,265,000
Minimum for Adequately Capitalized Institutions, Amount	92,026,000	92,338,000
Actual, Ratio (in hundredths)	8.08%	6.25%
Minimum for Adequately Capitalized Institutions, Ratio (in hundredths)	4.00%	4.00%
Components of regulatory capital [Abstract]
Total shareholders' equity	134,975,000	102,627,000
Add (deduct) [Abstract]
Qualifying trust preferred securities	47,678,000	38,183,000
Accumulated other comprehensive loss	8,058,000	11,921,000
Intangible assets	(3,975,000)	(7,609,000)
Disallowed capitalized mortgage loan servicing rights	(788,000)	(857,000)
Tier 1 capital	185,948,000	144,265,000
Qualifying trust preferred securities II	990,000	10,485,000
Allowance for loan losses and allowance for unfunded lending commitments limited to 1.25% of total risk-weighted assets	17,725,000	19,797,000
Total risk-based capital	204,663,000	174,547,000
Actual, minimum board imposed and ratios necessary to be well capitalized [Abstract]
Total Capital to Risk-Weighted Assets (in hundredths)	14.71%	11.31%
Tier 1 Capital to Average Total Assets (in hundredths)	8.08%	6.25%
Independent Bank [Member]
Total capital to risk-weighted assets [Abstract]
Actual, Amount	207,553,000	175,868,000
Minimum for Adequately Capitalized Institutions, Amount	111,063,000	123,254,000
Minimum for Well Capitalized Institutions, Amount	138,829,000	154,068,000
Actual, Ratio (in hundredths)	14.95%	11.41%
Minimum for Adequately Capitalized Institutions, Ratio (in hundredths)	8.00%	8.00%
Minimum for Well-Capitalized Institutions, Ratio (in hundredths)	10.00%	10.00%
Tier 1 capital to risk-weighted assets [Abstract]
Actual, Amount	189,777,000	156,104,000
Minimum for Adequately Capitalized Institutions, Amount	55,531,000	61,627,000
Minimum for Well-Capitalized Institutions, Amount	83,297,000	92,441,000
Actual, Ratio (in hundredths)	13.67%	10.13%
Minimum for Adequately Capitalized Institutions, Ratio (in hundredths)	4.00%	4.00%
Minimum for Well Capitalized Institutions, Ratio (in hundredths)	6.00%	6.00%
Tier 1 capital to average assets [Abstract]
Actual, Amount	189,777,000	156,104,000
Minimum for Adequately Capitalized Institutions, Amount	91,919,000	92,268,000
Minimum for Well-Capitalized Institutions, Amount	114,899,000	115,335,000
Actual, Ratio (in hundredths)	8.26%	6.77%
Minimum for Adequately Capitalized Institutions, Ratio (in hundredths)	4.00%	4.00%
Minimum for Well-Capitalized Institutions, Ratio (in hundredths)	5.00%	5.00%
Components of regulatory capital [Abstract]
Total shareholders' equity	186,384,000	152,987,000
Add (deduct) [Abstract]
Qualifying trust preferred securities	0	0
Accumulated other comprehensive loss	8,156,000	11,583,000
Intangible assets	(3,975,000)	(7,609,000)
Disallowed capitalized mortgage loan servicing rights	(788,000)	(857,000)
Tier 1 capital	189,777,000	156,104,000
Qualifying trust preferred securities II	0	0
Allowance for loan losses and allowance for unfunded lending commitments limited to 1.25% of total risk-weighted assets	17,776,000	19,764,000
Total risk-based capital	$ 207,553,000	$ 175,868,000
Actual, minimum board imposed and ratios necessary to be well capitalized [Abstract]
Total Capital to Risk-Weighted Assets (in hundredths)	14.95%	11.41%
Tier 1 Capital to Average Total Assets (in hundredths)	8.26%	6.77%
Board Established Ratios [Member]
Total capital to risk-weighted assets [Abstract]
Actual, Ratio (in hundredths)	11.00%
Tier 1 capital to average assets [Abstract]
Actual, Ratio (in hundredths)	8.00%
Actual, minimum board imposed and ratios necessary to be well capitalized [Abstract]
Total Capital to Risk-Weighted Assets (in hundredths)	11.00%
Tier 1 Capital to Average Total Assets (in hundredths)	8.00%
Minimum Ratio To Be Well Capitalized [Member]
Total capital to risk-weighted assets [Abstract]
Actual, Ratio (in hundredths)	10.00%
Tier 1 capital to average assets [Abstract]
Actual, Ratio (in hundredths)	5.00%
Actual, minimum board imposed and ratios necessary to be well capitalized [Abstract]
Total Capital to Risk-Weighted Assets (in hundredths)	10.00%
Tier 1 Capital to Average Total Assets (in hundredths)	5.00%

FAIR VALUE DISCLOSURES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
FAIR VALUE DISCLOSURES [Abstract]
Value of collateral-dependent impaired loans that will be reviewed by independent third party, minimum	$ 250,000
Value of collateral-dependent impaired loans that will be reviewed by special assets group, maximum	250,000
Discount on appraisal value of retails properties (in hundredths)	5.00%
Impairment charges recognized [Abstract]
Capitalized mortgage loan servicing rights, carrying amount	8,800,000		11,000,000
Capitalized mortgage loan servicing rights, valuation allowance	6,100,000		6,500,000
Capitalized mortgage loan servicing rights recoveries	500,000		(3,300,000)		(900,000)
Collateral dependent loans, carrying amount	22,800,000		33,900,000
Collateral dependent loans, valuation allowance	6,500,000		10,300,000
Additional provision for loan losses on impaired loans	2,000,000		8,900,000		12,000,000
Other real estate, carrying amount	7,300,000		16,900,000
Other real estate, valuation allowance	6,000,000		14,700,000
Other real estate, additional charge	1,500,000		5,400,000		6,200,000
Total gains (losses) realized and unrealized [Abstract]
Steps in simulation model used to determine fair value of amended warrants	500-step lattice
Number of binomial lattice specified variables	14
Fair value option - Loans held for sale [Abstract]
Loans held for sale	47,487,000		44,801,000
Difference	1,843,000		1,403,000		(100,000)
Income Approach [Member] | Impaired Loans Commercial [Member]
Unobservable Inputs Weighted Average [Abstract]
Capitalization rate (in hundredths)	10.80%
Income Approach [Member] | Other Real Estate Commercial [Member]
Unobservable Inputs Weighted Average [Abstract]
Capitalization rate (in hundredths)	12.30%
Present Value of Net Servicing Revenue [Member]
Unobservable Inputs Weighted Average [Abstract]
Discount rate (in hundredths)	11.00%
Cost to service	83
Ancillary income	43
Float rate (in hundredths)	0.84%
Sales Comparison Approach [Member] | Impaired Loans Commercial [Member]
Unobservable Inputs Weighted Average [Abstract]
Adjustment for differences between comparable sales (in hundredths)	16.70%
Sales Comparison Approach [Member] | Impaired Loans Mortgage [Member]
Unobservable Inputs Weighted Average [Abstract]
Adjustment for differences between comparable sales (in hundredths)	9.50%
Sales Comparison Approach [Member] | Other Real Estate Commercial [Member]
Unobservable Inputs Weighted Average [Abstract]
Adjustment for differences between comparable sales (in hundredths)	(12.40%)
Sales Comparison Approach [Member] | Other Real Estate Mortgage and Installment [Member]
Unobservable Inputs Weighted Average [Abstract]
Adjustment for differences between comparable sales (in hundredths)	(6.30%)
Aggregate Fair Value [Member]
Fair value option - Loans held for sale [Abstract]
Loans held for sale	47,487,000		44,801,000		50,098,000
Contractual Principal [Member]
Fair value option - Loans held for sale [Abstract]
Loans held for sale	45,644,000		43,398,000		50,198,000
Amended Warrant [Member]
Liability [Roll Forward]
Beginning balance	(174,000)		(1,311,000)
Total gains (losses) realized and unrealized [Abstract]
Included in results of operations	(285,000)		1,137,000
Included in other comprehensive income	0		0
Purchases, issuances, settlements, maturities and calls	0		0
Transfers in and/or out of Level 3	0		0
Ending balance	(459,000)		(174,000)
Amount of total gains (losses) for the year included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at December 31	(285,000)		1,137,000
Quantitative information of fair value of liability under unobservable inputs [Abstract]
(Liability) Fair Value	(459,000)		(174,000)
Amended Warrant [Member] | Binomial Lattice Model [Member]
Quantitative information of fair value of liability under unobservable inputs [Abstract]
Percentage of probability of non-permitted equity raise (in hundredths)	0.50%		1.00%
Expected discount to stock price in an equity raise (in hundredths)	10.00%		10.00%
Dollar amount of expected capital raise	100,000,000		100,000,000
Expected time of non-permitted equity raise	Apr 30, 2013		Apr 30, 2013
Trading Securities [Member]
Changes in fair value for financial assets [Abstract]
Net Gains (Losses) on Assets, Securities	33,000		45,000		(22,000)
Net Gains (Losses) on Assets, Loans	0		0		0
Total Change in Fair Values Included in Current Period Earnings	33,000		45,000		(22,000)
Loans Held For Sale [Member]
Changes in fair value for financial assets [Abstract]
Net Gains (Losses) on Assets, Securities	0		0		0
Net Gains (Losses) on Assets, Loans	440,000		1,503,000		(378,000)
Total Change in Fair Values Included in Current Period Earnings	440,000		1,503,000		(378,000)
Fair Value Measurements [Member] | Fair Value, Measurements, Recurring [Member]
Assets [Abstract]
Trading securities	110,000		77,000
Securities available for sale [Abstract]
U.S. agency	30,667,000		25,017,000
US agency residential mortgage backed	127,412,000		94,206,000
Private label residential mortgage-backed	8,194,000		8,268,000
Obligations of states and political subdivisions	39,051,000		27,317,000
Trust preferred	3,089,000		2,636,000
Loans held for sale	47,487,000		44,801,000
Derivatives	1,368,000	[1]	857,000	[1]
Liabilities [Abstract]
Derivatives	1,320,000	[2]	1,883,000	[2]
Fair Value Measurements [Member] | Fair Value, Measurements, Nonrecurring [Member]
ASSETS [Abstract]
Capitalized mortgage loan servicing rights	8,814,000	[3]	11,004,000	[3]
Asset (Liability) Fair Value [Abstract]
Capitalized mortgage loan servicing rights	8,814,000	[3]	11,004,000	[3]
Fair Value Measurements [Member] | Fair Value, Measurements, Nonrecurring [Member] | Impaired Loans [Member]
Commercial [Abstract]
Income producing - real estate	3,727,000	[4]	8,022,000	[4]
Land, land development & construction - real estate	2,882,000	[4]	5,702,000	[4]
Commercial and industrial	6,581,000	[4]	5,613,000	[4]
Mortgage [Abstract]
1-4 Family	2,694,000	[4]	3,263,000	[4]
Resort Lending	380,000	[4]	1,064,000	[4]
Commercial [Abstract]
Income producing - real estate	3,727,000	[4]	8,022,000	[4]
Land, land development & construction - real estate	2,882,000	[4]	5,702,000	[4]
Commercial and industrial	6,581,000	[4]	5,613,000	[4]
Mortgage [Abstract]
1-4 Family	2,694,000	[4]	3,263,000	[4]
Resort Lending	380,000	[4]	1,064,000	[4]
Fair Value Measurements [Member] | Fair Value, Measurements, Nonrecurring [Member] | Other Real Estate [Member]
Commercial [Abstract]
Income producing - real estate	86,000	[5]	1,388,000	[5]
Land, land development & construction - real estate	3,190,000	[5]	7,512,000	[5]
Commercial and industrial			497,000	[5]
Mortgage [Abstract]
1-4 Family	405,000	[5]	2,079,000	[5]
Resort Lending	3,535,000	[5]	5,297,000	[5]
Commercial [Abstract]
Income producing - real estate	86,000	[5]	1,388,000	[5]
Land, land development & construction - real estate	3,190,000	[5]	7,512,000	[5]
Commercial and industrial			497,000	[5]
Mortgage [Abstract]
1-4 Family	405,000	[5]	2,079,000	[5]
Resort Lending	3,535,000	[5]	5,297,000	[5]
Home equity line of credit - 1st lien			53,000	[5]
Installment [Abstract]
Home equity installment - 1st lien	59,000	[5]	100,000	[5]
Loans held for sale relating to branch sale	3,292,000	[5]
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets [Abstract]
Trading securities	110,000
Securities available for sale [Abstract]
Derivatives	0
Liabilities [Abstract]
Derivatives	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member]
Assets [Abstract]
Trading securities	110,000		77,000
Securities available for sale [Abstract]
U.S. agency	0		0
US agency residential mortgage backed	0		0
Private label residential mortgage-backed	0		0
Obligations of states and political subdivisions	0		0
Trust preferred	0		0
Loans held for sale	0		0
Derivatives	0	[1]	0	[1]
Liabilities [Abstract]
Derivatives	0	[2]	0	[2]
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Nonrecurring [Member]
ASSETS [Abstract]
Capitalized mortgage loan servicing rights	0	[3]	0	[3]
Asset (Liability) Fair Value [Abstract]
Capitalized mortgage loan servicing rights	0	[3]	0	[3]
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Nonrecurring [Member] | Impaired Loans [Member]
Commercial [Abstract]
Income producing - real estate	0	[4]	0	[4]
Land, land development & construction - real estate	0	[4]	0	[4]
Commercial and industrial	0	[4]	0	[4]
Mortgage [Abstract]
1-4 Family	0	[4]	0	[4]
Resort Lending	0	[4]	0	[4]
Commercial [Abstract]
Income producing - real estate	0	[4]	0	[4]
Land, land development & construction - real estate	0	[4]	0	[4]
Commercial and industrial	0	[4]	0	[4]
Mortgage [Abstract]
1-4 Family	0	[4]	0	[4]
Resort Lending	0	[4]	0	[4]
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Nonrecurring [Member] | Other Real Estate [Member]
Commercial [Abstract]
Income producing - real estate	0	[5]	0	[5]
Land, land development & construction - real estate	0	[5]	0	[5]
Commercial and industrial			0	[5]
Mortgage [Abstract]
1-4 Family	0	[5]	0	[5]
Resort Lending	0	[5]	0	[5]
Commercial [Abstract]
Income producing - real estate	0	[5]	0	[5]
Land, land development & construction - real estate	0	[5]	0	[5]
Commercial and industrial			0	[5]
Mortgage [Abstract]
1-4 Family	0	[5]	0	[5]
Resort Lending	0	[5]	0	[5]
Home equity line of credit - 1st lien			0	[5]
Installment [Abstract]
Home equity installment - 1st lien	0	[5]	0	[5]
Loans held for sale relating to branch sale	0	[5]
Significant Other Observable Inputs (Level 2) [Member]
Assets [Abstract]
Trading securities	0
Securities available for sale [Abstract]
Derivatives	1,368,000
Liabilities [Abstract]
Derivatives	861,000
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member]
Assets [Abstract]
Trading securities	0		0
Securities available for sale [Abstract]
U.S. agency	30,667,000		25,017,000
US agency residential mortgage backed	127,412,000		94,206,000
Private label residential mortgage-backed	8,194,000		8,268,000
Obligations of states and political subdivisions	39,051,000		27,317,000
Trust preferred	3,089,000		2,636,000
Loans held for sale	47,487,000		44,801,000
Derivatives	1,368,000	[1]	857,000	[1]
Liabilities [Abstract]
Derivatives	861,000	[2]	1,709,000	[2]
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Nonrecurring [Member]
ASSETS [Abstract]
Capitalized mortgage loan servicing rights	0	[3]	0	[3]
Asset (Liability) Fair Value [Abstract]
Capitalized mortgage loan servicing rights	0	[3]	0	[3]
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Nonrecurring [Member] | Impaired Loans [Member]
Commercial [Abstract]
Income producing - real estate	0	[4]	0	[4]
Land, land development & construction - real estate	0	[4]	0	[4]
Commercial and industrial	0	[4]	0	[4]
Mortgage [Abstract]
1-4 Family	0	[4]	0	[4]
Resort Lending	0	[4]	0	[4]
Commercial [Abstract]
Income producing - real estate	0	[4]	0	[4]
Land, land development & construction - real estate	0	[4]	0	[4]
Commercial and industrial	0	[4]	0	[4]
Mortgage [Abstract]
1-4 Family	0	[4]	0	[4]
Resort Lending	0	[4]	0	[4]
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Nonrecurring [Member] | Other Real Estate [Member]
Commercial [Abstract]
Income producing - real estate	0	[5]	0	[5]
Land, land development & construction - real estate	0	[5]	0	[5]
Commercial and industrial			0	[5]
Mortgage [Abstract]
1-4 Family	0	[5]	0	[5]
Resort Lending	0	[5]	0	[5]
Commercial [Abstract]
Income producing - real estate	0	[5]	0	[5]
Land, land development & construction - real estate	0	[5]	0	[5]
Commercial and industrial			0	[5]
Mortgage [Abstract]
1-4 Family	0	[5]	0	[5]
Resort Lending	0	[5]	0	[5]
Home equity line of credit - 1st lien			0	[5]
Installment [Abstract]
Home equity installment - 1st lien	0	[5]	0	[5]
Loans held for sale relating to branch sale	3,292,000	[5]
Significant Unobservable Inputs (Level 3) [Member]
Assets [Abstract]
Trading securities	0
Securities available for sale [Abstract]
Derivatives	0
Liabilities [Abstract]
Derivatives	459,000
ASSETS [Abstract]
Capitalized mortgage loan servicing rights	8,814,000
Asset (Liability) Fair Value [Abstract]
Capitalized mortgage loan servicing rights	8,814,000
Impaired loan [Abstract]
Commercial	13,190,000
Mortgage	3,074,000
Other real estate [Abstract]
Commercial	3,276,000
Mortgage and Installment	3,999,000
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member]
Assets [Abstract]
Trading securities	0		0
Securities available for sale [Abstract]
U.S. agency	0		0
US agency residential mortgage backed	0		0
Private label residential mortgage-backed	0		0
Obligations of states and political subdivisions	0		0
Trust preferred	0		0
Loans held for sale	0		0
Derivatives	0	[1]	0	[1]
Liabilities [Abstract]
Derivatives	459,000	[2]	174,000	[2]
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Nonrecurring [Member]
ASSETS [Abstract]
Capitalized mortgage loan servicing rights	8,814,000	[3]	11,004,000	[3]
Asset (Liability) Fair Value [Abstract]
Capitalized mortgage loan servicing rights	8,814,000	[3]	11,004,000	[3]
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Nonrecurring [Member] | Impaired Loans [Member]
Commercial [Abstract]
Income producing - real estate	3,727,000	[4]	8,022,000	[4]
Land, land development & construction - real estate	2,882,000	[4]	5,702,000	[4]
Commercial and industrial	6,581,000	[4]	5,613,000	[4]
Mortgage [Abstract]
1-4 Family	2,694,000	[4]	3,263,000	[4]
Resort Lending	380,000	[4]	1,064,000	[4]
Commercial [Abstract]
Income producing - real estate	3,727,000	[4]	8,022,000	[4]
Land, land development & construction - real estate	2,882,000	[4]	5,702,000	[4]
Commercial and industrial	6,581,000	[4]	5,613,000	[4]
Mortgage [Abstract]
1-4 Family	2,694,000	[4]	3,263,000	[4]
Resort Lending	380,000	[4]	1,064,000	[4]
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Nonrecurring [Member] | Other Real Estate [Member]
Commercial [Abstract]
Income producing - real estate	86,000	[5]	1,388,000	[5]
Land, land development & construction - real estate	3,190,000	[5]	7,512,000	[5]
Commercial and industrial			497,000	[5]
Mortgage [Abstract]
1-4 Family	405,000	[5]	2,079,000	[5]
Resort Lending	3,535,000	[5]	5,297,000	[5]
Commercial [Abstract]
Income producing - real estate	86,000	[5]	1,388,000	[5]
Land, land development & construction - real estate	3,190,000	[5]	7,512,000	[5]
Commercial and industrial			497,000	[5]
Mortgage [Abstract]
1-4 Family	405,000	[5]	2,079,000	[5]
Resort Lending	3,535,000	[5]	5,297,000	[5]
Home equity line of credit - 1st lien			53,000	[5]
Installment [Abstract]
Home equity installment - 1st lien	59,000	[5]	100,000	[5]
Loans held for sale relating to branch sale	$ 0	[5]

[1]	Included in accrued income and other assets
[2]	Included in accrued expenses and other liabilities
[3]	Only includes servicing rights that are carried at fair value due to recognition of a valuation allowance.
[4]	Only includes impaired loans with specific loss allocations based on collateral value.
[5]	Only includes other real estate with subsequent write downs to fair value.

FAIR VALUES OF FINANCIAL INSTRUMENTS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets [Abstract]
Cash and due from banks	$ 55,487	$ 62,777
Securities available for sale	208,413	157,444
Liabilities [Abstract]
Deposits with stated maturity	418,928
Subordinated debentures	50,175	50,175
Recorded Book Balance [Member]
Assets [Abstract]
Cash and due from banks	55,487	62,777
Interest bearing deposits	124,295	278,331
Trading securities	110	77
Securities available for sale	208,413	157,444
Federal Home Loan Bank and Federal Reserve Bank Stock	20,838	20,828
Net loans and loans held for sale	1,425,643	1,562,525
Accrued interest receivable	5,814	6,243
Derivative financial instruments	1,368	857
Liabilities [Abstract]
Deposits with no stated maturity	1,360,609	1,517,321
Deposits with stated maturity	418,928	568,804
Other borrowings	17,625	33,387
Subordinated debentures	50,175	50,175
Accrued interest payable	7,197	5,106
Derivative financial instruments	1,320	1,883
Fair Value Measurements [Member]
Assets [Abstract]
Cash and due from banks	55,487	62,777
Interest bearing deposits	124,295	278,331
Trading securities	110	77
Securities available for sale	208,413	157,444
Net loans and loans held for sale	1,400,385	1,475,738
Accrued interest receivable	5,814	6,243
Derivative financial instruments	1,368	857
Liabilities [Abstract]
Deposits with no stated maturity	1,360,609	1,517,321
Deposits with stated maturity	420,374	571,552
Other borrowings	21,463	37,907
Subordinated debentures	42,235	16,138
Accrued interest payable	7,197	5,106
Derivative financial instruments	1,320	1,883
Quoted Prices in Active Markets for Identical Assets, (Level 1) [Member]
Assets [Abstract]
Cash and due from banks	55,487
Interest bearing deposits	124,295
Trading securities	110
Securities available for sale	0
Net loans and loans held for sale	0
Accrued interest receivable	102
Derivative financial instruments	0
Liabilities [Abstract]
Deposits with no stated maturity	1,360,609
Deposits with stated maturity	0
Other borrowings	0
Subordinated debentures	7,956
Accrued interest payable	2,942
Derivative financial instruments	0
Significant Other Observable Inputs, (Level 2) [Member]
Assets [Abstract]
Cash and due from banks	0
Interest bearing deposits	0
Trading securities	0
Securities available for sale	208,413
Net loans and loans held for sale	50,779
Accrued interest receivable	934
Derivative financial instruments	1,368
Liabilities [Abstract]
Deposits with no stated maturity	0
Deposits with stated maturity	420,374
Other borrowings	21,463
Subordinated debentures	34,279
Accrued interest payable	4,255
Derivative financial instruments	861
Significant Unobservable Inputs, (Level 3) [Member]
Assets [Abstract]
Cash and due from banks	0
Interest bearing deposits	0
Trading securities	0
Securities available for sale	0
Net loans and loans held for sale	1,349,606
Accrued interest receivable	4,778
Derivative financial instruments	0
Liabilities [Abstract]
Deposits with no stated maturity	0
Deposits with stated maturity	0
Other borrowings	0
Subordinated debentures	0
Accrued interest payable	0
Derivative financial instruments	$ 459

OPERATING SEGMENTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
OPERATING SEGMENTS [Abstract]
Number of reportable segments	2
Selected financial information for reportable segments [Abstract]
Total assets	$ 2,023,867		$ 2,307,406		$ 2,535,248
Interest income	99,398		114,762		148,851
Net interest income	86,255		94,569		111,653
Provision for loan losses	6,887		27,946		46,765
Income (loss) before income tax	26,198		(20,412)		(18,299)
Net income (loss)	26,198		(20,200)		(16,709)
Gain on extinguishment of debt	0		0		18,066
IB [Member]
Selected financial information for reportable segments [Abstract]
Total assets	1,885,807		2,132,736		2,270,881
Interest income	84,760		93,310		111,470
Net interest income	77,919		81,224		87,521
Provision for loan losses	6,895		27,972		47,093
Income (loss) before income tax	27,379		(11,137)		(27,763)
Net income (loss)	28,260		(12,768)		(27,049)
Mepco [Member]
Selected financial information for reportable segments [Abstract]
Total assets	135,447		172,007		265,201
Interest income	14,638		21,452		37,381
Net interest income	11,115		16,074		28,602
Provision for loan losses	(8)		(26)		(328)
Income (loss) before income tax	2,591		(6,694)		(2,264)
Net income (loss)	1,710		(4,849)		(1,388)
Other [Member]
Selected financial information for reportable segments [Abstract]
Total assets	192,343	[1]	157,251	[1]	176,740	[1]
Interest income	0	[1]	0	[1]	0	[1]
Net interest income	(2,779)	[1]	(2,729)	[1]	(4,470)	[1]
Provision for loan losses	0	[1]	0	[1]	0	[1]
Income (loss) before income tax	(3,677)	[1]	(2,486)	[1]	11,823	[1]
Net income (loss)	(3,677)	[1]	(2,488)	[1]	11,823	[1]
Elimination [Member]
Selected financial information for reportable segments [Abstract]
Total assets	(189,730)	[2]	(154,588)	[2]	(177,574)	[2]
Interest income	0	[2]	0	[2]	0	[2]
Net interest income	0	[2]	0	[2]	0	[2]
Provision for loan losses	0	[2]	0	[2]	0	[2]
Income (loss) before income tax	(95)	[2]	(95)	[2]	(95)	[2]
Net income (loss)	$ (95)	[2]	$ (95)	[2]	$ (95)	[2]

[1]	Includes amounts relating to our parent company and certain insignificant operations. Net income in 2010 includes parent company's $18.1 million gain on extinguishment of debt.
[2]	Includes parent company's investment in subsidiaries and cash balances maintained at subsidiary.

ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ACCUMULATED OTHER COMPREHENSIVE INCOME [Abstract]
Unrealized losses on available for sale securities	$ (516)	$ (3,579)	$ (4,448)
Disproportionate tax effects from securities available for sale	(5,617)	(5,617)	(5,313)
Unrealized losses on cash flow hedges	(739)	(1,103)	(1,420)
Unrealized losses on settled derivatives	0	(436)	(1,095)
Disproportionate tax effects from cash flow hedges	(1,186)	(1,186)	(844)
Total	$ (8,058)	$ (11,921)	$ (13,120)

INDEPENDENT BANK CORPORATION (PARENT COMPANY ONLY) FINANCIAL INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash and due from banks	$ 55,487	$ 62,777
Other assets	22,157	18,818
Total Assets	2,023,867	2,307,406	2,535,248
LIABILITIES AND SHAREHOLDERS' EQUITY
Subordinated debentures	50,175	50,175
Other liabilities	33,830	28,459
Stockholders' equity	134,975	102,627	119,085	109,861
Total Liabilities and Shareholders' Equity	2,023,867	2,307,406
OPERATING INCOME
(Increase) decrease in fair value of U.S. Treasury warrant	(285)	1,137	393
Gain on extinguishment of debt	0	0	18,066
OPERATING EXPENSES
Interest expense	13,143	20,193	37,198
Income (Loss) Before Income Tax and Equity in Undistributed Net Income (Loss) of Subsidiaries	26,198	(20,412)	(18,299)
Income tax credit	0	212	1,590
Net Income (Loss)	26,198	(20,200)	(16,709)
CONDENSED STATEMENTS OF CASH FLOWS [Abstract]
Net Loss	26,198	(20,200)	(16,709)
ADJUSTMENTS TO RECONCILE NET INCOME (LOSS) TO NET CASH USED IN OPERATING ACTIVITIES
Share based compensation	869	1,208	542
Gain on extinguishment of debt	0	0	(18,066)
Depreciation, amortization of intangible assets and premiums, and accretion of discounts on securities and loans	(4,718)	(11,301)	(27,720)
Increase in other assets	(2,277)	16,874	397
Increase (decrease) in other liabilities	6,606	(1,551)	1,928
Total Adjustments	3,195	55,606	14,209
Net Cash Used in Operating Activities	29,393	35,406	(2,500)
CASH FLOW FROM (USED IN) FINANCING ACTIVITIES
Proceeds from issuance of common stock	1,418	1,335	463
Extinguishment of debt, net	0	0	(1,005)
Net Cash From (Used in) Financing Activities	83,176	(207,129)	(384,192)
Net Increase (Decrease) in Cash and Cash Equivalents	(161,326)	(44,266)	96,638
Cash and Cash Equivalents at Beginning of Year	341,108	385,374	288,736
Cash and Cash Equivalents at End of Year	179,782	341,108	385,374
Parent Company [Member]
ASSETS
Cash and due from banks	3,788	2,138
Investment in subsidiaries	187,890	154,494
Other assets	665	619
Total Assets	192,343	157,251
LIABILITIES AND SHAREHOLDERS' EQUITY
Subordinated debentures	50,175	50,175
Other liabilities	7,635	4,986
Stockholders' equity	134,533	102,090
Total Liabilities and Shareholders' Equity	192,343	157,251
OPERATING INCOME
(Increase) decrease in fair value of U.S. Treasury warrant	(285)	1,137	393
Gain on extinguishment of debt	0	0	18,066
Other income	70	64	107
Total Operating Income	(215)	1,201	18,566
OPERATING EXPENSES
Interest expense	2,779	2,729	4,470
Administrative and other expenses	683	958	2,273
Total Operating Expenses	3,462	3,687	6,743
Income (Loss) Before Income Tax and Equity in Undistributed Net Income (Loss) of Subsidiaries	(3,677)	(2,486)	11,823
Income tax credit	0	(2)	0
Income (Loss) Before Equity in Undistributed Net Income (Loss) of Subsidiaries	(3,677)	(2,488)	11,823
Equity in undistributed net income (loss) of subsidiaries	29,875	(17,712)	(28,532)
Net Income (Loss)	26,198	(20,200)	(16,709)
CONDENSED STATEMENTS OF CASH FLOWS [Abstract]
Net Loss	26,198	(20,200)	(16,709)
ADJUSTMENTS TO RECONCILE NET INCOME (LOSS) TO NET CASH USED IN OPERATING ACTIVITIES
Share based compensation	184	157	0
Gain on extinguishment of debt	0	0	(18,066)
Depreciation, amortization of intangible assets and premiums, and accretion of discounts on securities and loans	0	1	2
Increase in other assets	(46)	(92)	(618)
Increase (decrease) in other liabilities	2,945	(2,404)	1,977
Equity in undistributed net (income) loss of subsidiaries' operations	(29,875)	17,712	28,532
Total Adjustments	(26,792)	15,374	11,827
Net Cash Used in Operating Activities	(594)	(4,826)	(4,882)
CASH FLOW FROM (USED IN) FINANCING ACTIVITIES
Proceeds from issuance of common stock	2,244	2,245	1,118
Extinguishment of debt, net	0	0	(1,005)
Net Cash From (Used in) Financing Activities	2,244	2,245	113
Net Increase (Decrease) in Cash and Cash Equivalents	1,650	(2,581)	(4,769)
Cash and Cash Equivalents at Beginning of Year	2,138	4,719	9,488
Cash and Cash Equivalents at End of Year	$ 3,788	$ 2,138	$ 4,719

BRANCH SALE (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loans [Abstract]
Commercial	$ 617,258,000	$ 651,155,000
Mortgage	527,340,000	590,876,000
Installment	189,849,000	219,559,000
Total Loans	1,419,139,000	1,576,608,000
Allowance for loan losses	(44,275,000)	(58,884,000)
Net Loans	1,374,864,000	1,517,724,000
Deposits [Abstract]
Non-interest bearing	488,126,000	497,718,000
Savings and interest-bearing checking	871,238,000	1,019,603,000
Retail time	372,340,000	526,525,000
Deposit premium payment	11,500,000
Discount percentage of branches being sold (in hundredths)	1.75%
Fair value of fixed assets expected to be sold	48,000,000
Cost of fixed assets expected to be sold, net of accumulated depreciation	8,100,000
Amount of remaining unamortized intangible assets	336,100,000
Net gain on branch sale	5,402,000	0	0
Existing core deposit intangibles allocation related to Branch sale	2,600,000
Loss on sale of fixed assets allocation related to Branch sale	2,500,000
Loss on the sale of loans allocation related to Branch sale	200,000
Transaction related costs allocation related to Branch sale	800,000
Midland, Michigan [Member]
Branch Location [Line Items]
Number of branches to be sold	21
Loans [Abstract]
Commercial	27,083,000
Mortgage	8,074,000
Installment	12,797,000
Total Loans	47,954,000
Allowance for loan losses	(610,000)
Net Loans	47,344,000
Deposits [Abstract]
Non-interest bearing	71,718,000
Savings and interest-bearing checking	217,264,000
Retail time	114,107,000
Total deposits	$ 403,089,000
Battle Creek, Michigan market area [Member]
Branch Location [Line Items]
Number of branches to be sold	6
Northeast Michigan [Member]
Branch Location [Line Items]
Number of branches to be sold	15